UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund

July 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 99.4%

	Consumer Discretionary – 14.7%

749	AutoZone, Inc., (2)	$281,047

8,261	Bed Bath and Beyond Inc., (2)	503,508

16,306	Brunswick Corporation, (3)	358,569

19,037	Foot Locker, Inc.	628,602

19,890	Home Depot, Inc., (3)	1,037,860

10,664	Jarden Corporation	482,013

13,243	Macy’s, Inc.	474,629

5,301	Polaris Industries Inc., (3)	398,423

628	priceline.com Incorporated, (2), (3)	415,573

19,378	Staples, Inc., (3)	246,876

8,504	Target Corporation, (3)	515,768

7,294	Whirlpool Corporation, (3)	492,783
	Total Consumer Discretionary	5,835,651
	Consumer Staples – 6.3%

21,440	CVS Caremark Corporation, (3)	970,160

28,491	Kraft Foods Inc., (3)	1,131,378

25,345	Tyson Foods, Inc., Class A, (3)	380,428
	Total Consumer Staples	2,481,966
	Energy – 12.8%

8,289	Anadarko Petroleum Corporation	575,588

11,010	Chevron Corporation, (3)	1,206,476

4,493	Exxon Mobil Corporation, (3)	390,217

6,750	National-Oilwell Varco Inc.	488,025

5,573	Occidental Petroleum Corporation	485,018

2,970	Pioneer Natural Resources Company, (3)	263,231

17,837	QEP Resources Inc.	535,645

10,050	Schlumberger Limited	716,163

15,962	Valero Energy Corporation	438,955
	Total Energy	5,099,318
	Financials – 13.8%

13,941	Allstate Corporation, (3)	478,176

14,789	Capital One Financial Corporation	835,431

11,988	Citigroup Inc.	325,234

11,002	PNC Financial Services Group, Inc.	650,218

14,214	Prudential Financial, Inc., (3)	686,252

36,773	SLM Corporation, (3)	588,000

22,558	U.S. Bancorp, (3)	755,693

35,025	Wells Fargo & Company	1,184,195
	Total Financials	5,503,199
	Health Care – 14.4%

11,710	Agilent Technologies, Inc.	448,376

5,482	Allergan, Inc.	449,908

8,598	Covidien PLC	480,456

9,723	Gilead Sciences, Inc., (2)	528,251

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Health Care (continued)

10,706	GlaxoSmithKline PLC	$492,476

7,926	McKesson HBOC Inc.	719,126

3,760	Perrigo Company, (3)	428,715

64,830	Pfizer Inc.	1,558,513

7,477	UnitedHealth Group Incorporated	382,000

5,019	Vertex Pharmaceuticals Inc., (2)	243,472
	Total Health Care	5,731,293
	Industrials – 10.5%

9,450	Boeing Company	698,450

12,941	Dover Corporation	704,896

16,025	Eaton Corporation, (3)	702,536

15,839	Emerson Electric Company, (3)	756,629

35,977	General Electric Company, (3)	746,523

13,684	Ingersoll Rand Company Limited, Class A	580,338
	Total Industrials	4,189,372
	Information Technology – 15.9%

3,872	Apple, Inc., (2)	2,364,863

7,165	Autodesk, Inc., (2)	243,037

10,128	BMC Software, Inc., (2)	401,069

15,241	EMC Corporation, (2), (3)	399,467

1,261	Google Inc., Class A, (2)	798,175

1,443	MasterCard, Inc.	629,971

19,027	Maxim Integrated Products, Inc.	518,105

6,385	Teradata Corporation, (2), (3)	431,754

8,436	VeriFone Holdings Inc., (2), (3)	306,142

2,346	VMware Inc.	212,923
	Total Information Technology	6,305,506
	Materials – 3.9%

2,138	CF Industries Holdings, Inc.	418,535

10,788	LyondellBasell Industries NV	480,390

7,677	Monsanto Company	657,305
	Total Materials	1,556,230
	Telecommunication Services – 4.4%

24,901	AT&T Inc., (3)	944,245

18,077	Verizon Communications Inc.	815,995
	Total Telecommunication Services	1,760,240
	Utilities – 2.7%

14,076	Edison International	650,030

23,622	NV Energy Inc.	432,046
	Total Utilities	1,082,076
	Total Common Stocks (cost $36,619,100)	39,544,851

2	Nuveen Investments

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 35.9%

	Money Market Funds – 35.9%

14,305,166	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (4), (5)	$14,305,166
	Total Investments Purchased with Collateral from Securities Lending (cost $14,305,166)	14,305,166
	Total Investments (cost $50,924,266) – 135.3%	53,850,017
	Other Assets Less Liabilities – (35.3)%	(14,050,120)
	Net Assets – 100%	$39,799,897

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$39,544,851	$—	$—	$39,544,851
Investments Purchased with Collateral from Securities Lending	14,305,166	—	—	14,305,166
Total	$53,850,017	$—	$—	$53,850,017

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

July 31, 2012

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $51,416,839.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,857,635
Depreciation	(1,424,457)
Net unrealized appreciation (depreciation) of investments	$2,433,178

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 94.3%

	Consumer Discretionary – 17.0%

13,587	Ascena Retail Group Inc., (2)	$249,186

4,761	Bed Bath and Beyond Inc., (2)	290,183

8,154	Brunswick Corporation, (3)	179,306

15,075	Cinemark Holdings Inc., (3)	352,454

3,419	Coinstar Inc., (2), (3)	162,368

4,696	Dollar Tree Stores Inc., (2)	236,397

11,959	Foot Locker, Inc.	394,886

6,217	GNC Holdings Inc.	239,541

20,793	Interpublic Group Companies, Inc.	205,227

5,374	Jarden Corporation	242,905

8,398	Macy’s, Inc.	300,984

1,699	Panera Bread Company, (2), (3)	267,576

6,565	PetSmart Inc., (3)	434,012

3,279	Polaris Industries Inc., (3)	246,450

13,632	Sally Beauty Holdings Inc., (2)	360,157

19,357	Staples, Inc., (3)	246,608
	Total Consumer Discretionary	4,408,240
	Consumer Staples – 4.7%

6,811	Constellation Brands, Inc., Class A, (2)	192,138

4,782	Monster Beverage Corporation, (2)	317,860

21,192	Spartan Stores, Inc., (3)	364,502

23,229	Tyson Foods, Inc., Class A, (3)	348,667
	Total Consumer Staples	1,223,167
	Energy – 3.1%

4,062	Concho Resources Inc., (2)	346,286

38,309	Parker Drilling Company, (2)	177,371

1,571	Pioneer Natural Resources Company, (3)	139,238

4,542	QEP Resources Inc., (3)	136,396
	Total Energy	799,291
	Financials – 20.9%

4,517	AFLAC Incorporated, (3)	197,754

3,806	Allstate Corporation, (3)	130,546

4,173	Capital One Financial Corporation	235,733

27,698	CNO Financial Group Inc., (3)	229,616

5,182	Digital Realty Trust Inc., (3)	404,559

8,068	Discover Financial Services	290,125

12,659	East West Bancorp Inc.	275,966

26,299	Fifth Third Bancorp.	363,452

32,512	KeyCorp.	259,446

19,769	Knight Trading Group Inc., (3)	204,214

8,433	Liberty Property Trust	306,034

10,234	Lincoln National Corporation, (3)	205,192

43,780	MFA Mortgage Investments, Inc.	353,742

11,787	National Retail Properties, Inc., (3)	347,717

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

3,616	Prudential Financial, Inc., (3)	$174,580

4,875	PS Business Parks Inc., (3)	329,599

20,587	SLM Corporation, (3)	329,186

11,256	SunTrust Banks, Inc.	266,204

10,832	Unum Group	204,616

14,957	Webster Financial Corporation	306,918
	Total Financials	5,415,199
	Health Care – 9.4%

7,090	Agilent Technologies, Inc.	271,476

2,174	Alexion Pharmaceuticals Inc., (2), (3)	227,944

6,660	AmerisourceBergen Corporation, (3)	264,402

3,858	Haemonetics Corporation, (3)	277,429

6,342	ICU Medical, Inc., (2), (3)	338,219

2,927	Idexx Labs Inc., (2), (3)	258,074

3,510	McKesson HBOC Inc.	318,462

1,677	Regeneron Pharmaceuticals, Inc., (2), (3)	225,808

15,609	Warner Chilcott Limited, (2)	265,353
	Total Health Care	2,447,167
	Industrials – 14.3%

10,417	Actuant Corporation, (3)	296,468

4,750	Acuity Brands Inc., (3)	275,215

9,840	Ametek Inc.	305,040

4,968	Crane Company	193,752

5,607	Dover Corporation	305,413

4,964	Eaton Corporation, (3)	217,622

7,792	G&K Services, Inc.	245,526

7,923	General Cable Corporation, (3)	207,028

11,280	Ingersoll Rand Company Limited, Class A	478,385

3,364	MSC Industrial Direct Inc., Class A	231,208

2,995	Roper Industries Inc., (3)	297,853

13,039	Tetra Tech, Inc., (2), (3)	335,233

6,483	Verisk Analytics Inc, Class A Shares, (2)	325,771
	Total Industrials	3,714,514
	Information Technology – 8.7%

11,153	Autodesk, Inc., (2)	378,310

7,400	BMC Software, Inc., (2)	293,040

4,117	CommVault Systems, Inc., (2), (3)	199,757

42,323	Integrated Device Technology, Inc., (2), (3)	213,308

14,945	Maxim Integrated Products, Inc.	406,952

41,623	Photronics Inc., (2), (3)	243,495

5,893	Plantronics Inc., (3)	193,408

6,212	Red Hat, Inc., (2)	333,336
	Total Information Technology	2,261,606
	Materials – 7.2%

5,153	Albemarle Corporation	300,008

1,564	CF Industries Holdings, Inc.	306,169

6	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

5,127	LyondellBasell Industries NV	$228,305

4,544	Minerals Technologies Inc., (3)	290,543

11,420	Packaging Corp. of America	351,622

3,635	PPG Industries, Inc.	397,887
	Total Materials	1,874,534
	Telecommunication Services – 0.8%

9,880	NTELOS Holdings Corp	209,456
	Utilities – 8.2%

7,981	Atmos Energy Corporation	286,118

13,217	CenterPoint Energy, Inc.	278,350

9,969	CMS Energy Corporation, (3)	245,835

11,595	El Paso Electric Company, (3)	392,490

7,111	Pinnacle West Capital Corporation, (3)	380,722

11,847	PPL Corporation, (3)	342,378

4,815	Southwest Gas Corporation	215,038
	Total Utilities	2,140,931
	Total Common Stocks (cost $23,455,541)	24,494,105

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 39.1%

	Money Market Funds – 39.1%

10,145,692	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (4), (5)	$10,145,692
	Total Investments Purchased with Collateral from Securities Lending (cost $10,145,692)	10,145,692

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 4.5%

	Money Market Funds – 4.5%

1,155,120	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,155,120
	Total Short-Term Investments (cost $1,155,120)	1,155,120
	Total Investments (cost $34,756,353) – 137.9%	35,794,917
	Other Assets Less Liabilities – (37.9)%	(9,833,609)
	Net Assets – 100%	$25,961,308

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

July 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,494,105	$—	$—	$24,494,105
Investments Purchased with Collateral from Securities Lending	10,145,692	—	—	10,145,692
Short-Term Investments:
Money Market Funds	1,155,120	—	—	1,155,120
Total	$35,794,917	$—	$—	$35,794,917

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $34,763,310.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,038,107
Depreciation	(1,006,500)
Net unrealized appreciation (depreciation) of investments	$1,031,607

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Consumer Discretionary – 15.9%

130,652	Ann Inc., (2), (3)	$3,538,056

378,519	Ascena Retail Group Inc., (2)	6,942,038

246,585	Bravo Brio Restaurant Group, (2), (3)	4,455,791

309,760	Brunswick Corporation, (3)	6,811,622

126,969	Caribou Coffee Company, Inc., (3)	1,443,638

63,148	Coinstar Inc., (2), (3)	2,998,899

72,551	Columbia Sportswear Company, (3)	3,670,355

205,372	Cooper Tire & Rubber	3,587,849

179,708	G III Apparel Group, Limited, (2)	4,415,426

116,240	Gaylord Entertainment Company, (3)	4,271,820

165,360	Life Time Fitness Inc., (2), (3)	7,508,998

22,804	Panera Bread Company, Class A, (2), (3)	3,591,402

91,936	Pool Corporation, (3)	3,388,761

243,903	ReachLocal Inc., (2), (3)	2,858,543

428,295	Ruby Tuesday, Inc., (3)	2,745,371

322,300	Texas Roadhouse, Inc., (3)	5,579,013

91,172	Zumiez, Inc., (3)	3,312,279
	Total Consumer Discretionary	71,119,861
	Consumer Staples – 4.4%

58,887	Hain Celestial Group Inc., (2), (3)	3,279,417

55,092	Harris Teeter Supermarkets Incorporated	2,277,503

109,835	Natural Grocers by Vitamin Cottage Incorporated, (3)	2,227,454

424,460	Smart Balance Inc., (2), (3)	4,040,859

174,949	The Chef’s Warehouse Inc., (3)	2,825,426

89,160	Treehouse Foods Inc., (2), (3)	4,992,068
	Total Consumer Staples	19,642,727
	Energy – 5.4%

139,269	Atwood Oceanics Inc.	6,201,649

184,053	Energy XXI Limited Bermuda, (3)	5,738,773

415,940	Goodrich Petroleum Corporation, (2), (3)	4,824,904

425,605	Key Energy Services Inc.	3,409,096

857,416	Parker Drilling Company, (3)	3,969,836
	Total Energy	24,144,258
	Financials – 21.1%

545,368	Associated Banc-Corp., (3)	6,811,646

506,802	Calamos Asset Management, Inc., Class A, (3)	5,356,897

315,774	Cardinal Financial Corporation, (3)	4,041,907

204,093	East West Bancorp Inc.	4,449,227

66,660	EastGroup Properties Inc. – REIT, (3)	3,564,977

249,743	Everbank Financial Corporation, (2)	2,991,921

236,433	Evercore Partners Inc., Class A	5,478,153

130,788	Home Bancshares, Inc., (3)	3,943,258

288,437	Invesco Mortgage Capital Inc. – REIT, (3)	5,708,168

292,045	Knight Trading Group Inc., Class A, (3)	3,016,825

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

659,544	Maiden Holdings, Ltd	$5,599,529

462,449	MFA Mortgage Investments, Inc. – REIT	3,736,588

208,092	National Retail Properties, Inc. – REIT, (3)	6,138,714

176,536	Platinum Underwriters Holdings Limited, (3)	6,711,899

75,317	PS Business Parks Inc. – REIT, (3)	5,092,182

136,701	Stifel Financial Corporation, (3)	4,114,700

159,337	Terreno Realty Corporation – REIT, (3)	2,375,715

724,153	Umpqua Holdings Corporation, (3)	9,037,429

206,994	Waddell & Reed Financial, Inc., Class A, (3)	6,021,455
	Total Financials	94,191,190
	Health Care – 14.1%

132,838	Align Technology, Inc., (2), (3)	4,511,178

50,208	Alkermes Inc., (2), (3)	933,367

86,008	Arena Pharmaceuticals, Inc., (3)	719,027

68,228	Cepheid, Inc., (2), (3)	2,186,025

58,695	Cubist Pharmaceuticals Inc., (3)	2,527,407

299,007	HealthSouth Corporation, (3)	6,697,757

87,212	ICU Medical, Inc., (2), (3)	4,651,016

35,871	Immunogen, Inc., (2), (3)	578,958

113,928	Impax Laboratories Inc., (2)	2,531,480

113,013	Integra Lifesciences Holdings Corporation, (3)	4,346,480

30,470	Ironwood Pharmacauticals Inc., (2), (3)	392,149

38,585	ISIS Pharmaceuticals, Inc., (3)	467,650

76,087	Mednax Inc., (2)	5,031,633

426,811	Merit Medical Systems, Inc., (3)	5,766,217

21,617	Pharmacyclics, Inc., (3)	1,150,241

88,728	Salix Pharmaceuticals Limited, (2)	3,976,789

37,268	Seattle Genetics, Inc., (3)	974,931

105,378	Sirona Dental Systems, Inc., (2)	4,555,491

70,127	Theravance Inc., (2), (3)	2,042,800

167,537	Thoratec Corporation, (2)	5,748,194

88,661	U.S. Physical Therapy, Inc.	2,275,928

40,591	Vivus, Inc., (3)	853,629
	Total Health Care	62,918,347
	Industrials – 15.7%

176,789	Actuant Corporation, Class A	5,031,415

49,322	Allegiant Travel Company, (2), (3)	3,504,821

321,028	Altra Industrial Motion, Inc.	5,303,383

569,047	CBIZ Inc., (2), (3)	3,010,259

131,484	Con-Way, Inc.	4,683,460

178,775	ESCO Technologies Inc., (3)	6,437,688

174,028	General Cable Corporation	4,547,352

464,524	MasTec Inc., (2), (3)	7,413,803

342,573	MYR Group Inc., (2)	5,590,791

551,159	Orbital Sciences Corporation, (2), (3)	7,220,183

10	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

76,324	Regal-Beloit Corporation	$4,912,976

121,374	Robbins & Myers, Inc.	5,563,784

159,777	Sykes Enterprises Inc., (3)	2,363,102

292,648	TrueBlue Inc., (2), (3)	4,454,103
	Total Industrials	70,037,120
	Information Technology – 13.8%

93,002	ADTRAN, Inc., (3)	2,006,983

175,702	Aruba Networks, Inc., (3)	2,491,454

111,188	Cavium Networks Inc., (2), (3)	3,004,300

188,787	Euronet Worldwide, Inc., (3)	3,451,026

127,270	Finisar Corporation, (2), (3)	1,581,966

182,957	Fortinet Inc., (2)	4,392,798

1,315,812	Integrated Device Technology, Inc., (2), (3)	6,631,692

352,895	International Rectifier Corporation, (2), (3)	6,013,331

221,620	Keynote Systems, Inc.	3,047,275

60,478	LogMeIn Inc., (2), (3)	1,146,058

542,467	Newport Corporation	6,102,754

419,926	Polycom Inc., (2)	3,670,153

227,796	Progress Software Corporation	4,428,354

162,811	Semtech Corporation, (3)	3,889,555

1,149,835	Smith Micro Software, Inc., (3)	1,989,215

59,050	Synchronoss Technologies, Inc., (2), (3)	1,129,036

391,762	Vocus, Inc., (2), (3)	6,777,483
	Total Information Technology	61,753,433
	Materials – 4.6%

146,129	Buckeye Technologies Inc.	4,401,404

218,797	Kraton Performance Polymers Inc., (2)	5,124,225

71,075	Minerals Technologies Inc., (3)	4,544,535

76,796	Rock-Tenn Company	4,471,063

73,605	Schnitzer Steel Industries, Inc., (3)	2,113,200
	Total Materials	20,654,427
	Telecommunication Services – 1.4%

870,308	Cbeyond Inc.	6,205,296
	Utilities – 1.2%

153,844	Atmos Energy Corporation	5,515,307
	Total Common Stocks (cost $415,860,342)	436,181,966

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 36.3%

	Money Market Funds – 36.3%

162,324,717	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (4), (5)	$162,324,717
	Total Investments Purchased with Collateral from Securities Lending (cost $162,324,717)	162,324,717

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 2.7%

12,206,331	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$12,206,331
	Total Short-Term Investments (cost $12,206,331)	12,206,331
	Total Investments (cost $590,391,390) – 136.6%	610,713,014
	Other Assets Less Liabilities – (36.6)%	(163,647,657)
	Net Assets – 100%	$447,065,357

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$436,181,966	$—	$—	$436,181,966
Investments Purchased with Collateral from Securities Lending	162,324,717	—	—	162,324,717
Short-Term Investments:
Money Market Funds	12,206,331	—	—	12,206,331
Total	$610,713,014	$—	$—	$610,713,014

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

12	Nuveen Investments

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $593,696,943.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$54,786,808
Depreciation	(37,770,737)
Net unrealized appreciation (depreciation) of investments	$17,016,071

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund

July 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 96.8%

	Consumer Discretionary – 10.6%

5,053	Abercrombie & Fitch Co., Class A, (2)	$170,791

21,386	Amazon.com, Inc., (2), (3)	4,989,354

7,443	Apollo Group, Inc., (3)	202,450

3,009	AutoNation Inc., (2), (3)	118,645

1,622	AutoZone, Inc., (3)	608,623

14,855	Bed Bath and Beyond Inc., (3)	905,412

17,252	Best Buy Co., Inc., (2)	312,089

3,980	Big Lots, Inc., (3)	161,230

3,759	BorgWarner Inc., (2), (3)	252,229

10,913	Cablevision Systems Corporation, Class A, (2)	167,405

13,737	CarMax, Inc., (2), (3)	382,301

26,602	Carnival Corporation, ADR, (2)	885,315

40,662	CBS Corporation, Class B	1,360,551

1,361	Chipotle Mexican Grill, (2), (3)	397,861

17,156	Coach, Inc.	846,305

160,182	Comcast Corporation, Class A	5,213,924

15,418	D.R. Horton, Inc.	271,819

7,749	Darden Restaurants, Inc., (2)	396,594

3,739	Devry, Inc., (2)	73,397

40,637	DIRECTV Group, Inc., (2), (3)	2,018,033

15,536	Discovery Communications inc., Class A Shares, (2), (3)	786,588

7,314	Dollar Tree Stores Inc., (3)	368,187

5,573	Expedia, Inc.	317,605

7,300	Family Dollar Stores, Inc.	482,384

228,455	Ford Motor Company	2,110,924

2,605	Fossil Inc., (3)	186,752

8,444	GameStop Corporation, Class A, (2)	135,273

14,604	Gannett Company Inc.	206,062

20,395	Gap, Inc.	601,449

9,518	Genuine Parts Company	609,438

14,980	Goodyear Tire & Rubber Company	171,521

17,219	H & R Block Inc.	277,742

13,660	Harley-Davidson, Inc., (2)	590,522

4,239	Harman International Industries Inc.	171,044

6,824	Hasbro, Inc.	244,436

90,621	Home Depot, Inc., (2)	4,728,604

17,927	International Game Technology	202,934

27,110	Interpublic Group Companies, Inc.	267,576

8,401	J.C. Penney Company, Inc., (2), (3)	189,107

41,261	Johnson Controls, Inc.	1,017,084

14,116	Kohl’s Corporation, (2)	701,848

8,970	Leggett and Platt Inc., (2)	207,925

9,454	Lennar Corporation, Class A, (2)	276,151

14,561	Limited Brands, Inc., (2)	692,376

14	Nuveen Investments

Shares	Description (1)	Value
	Consumer Discretionary (continued)

74,240	Lowe’s Companies, Inc.	$1,883,469

24,679	Macy’s, Inc.	884,495

15,760	Marriott International, Inc., Class A	573,979

19,907	Mattel, Inc.	700,129

60,150	McDonald’s Corporation	5,375,004

18,288	McGraw-Hill Companies, Inc.	858,804

2,853	NetFlix.com Inc., (2), (3)	162,193

17,018	Newell Rubbermaid Inc.	300,368

128,914	News Corporation, Class A, (2)	2,967,600

21,805	Nike, Inc., Class B	2,035,497

9,510	Nordstrom, Inc.	514,871

16,217	Omnicom Group, Inc., (2)	813,769

8,253	O’Reilly Automotive Inc., (2), (3)	707,612

2,979	priceline.com Incorporated, (2), (3)	1,971,323

19,801	Pulte Corporation, (2), (3)	223,751

3,791	Ralph Lauren Corporation	547,193

13,857	Ross Stores, Inc.	920,659

5,718	Scripps Networks Interactive, Class A Shares	307,914

2,262	Sears Holding Corporation, (2), (3)	111,946

43,040	Staples, Inc., (2)	548,330

45,501	Starbucks Corporation	2,060,285

11,296	Starwood Hotels & Resorts Worldwide, Inc.	611,678

39,481	Target Corporation, (2)	2,394,523

8,027	Tiffany & Co., (2)	440,923

18,760	Time Warner Cable, Class A	1,593,287

58,836	Time Warner Inc.	2,301,693

44,340	TJX Companies, Inc.	1,963,375

5,911	TripAdvisor Inc., (3)	221,131

6,527	Urban Outfitters, Inc., (3)	199,400

5,262	VF Corporation	785,617

32,463	Viacom Inc., Class B	1,516,347

105,610	Walt Disney Company, (2)	5,189,675

110	Washington Post Company, Class B, (2)	37,235

4,638	Whirlpool Corporation	313,343

8,972	Wyndham Worldwide Corporation	466,993

4,656	Wynn Resorts Ltd	436,500

28,190	YUM! Brands, Inc.	1,827,840
	Total Consumer Discretionary	80,046,611
	Consumer Staples – 11.1%

119,790	Altria Group, Inc., (2)	4,308,846

39,268	Archer-Daniels-Midland Company, (2)	1,024,502

25,324	Avon Products, Inc.	392,269

9,139	Beam Inc.	574,660

5,860	Brown-Forman Corporation	548,262

10,543	Campbell Soup Company, (2)	349,079

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Consumer Staples (continued)

7,755	Clorox Company	$563,866

18,343	Coca Cola Enterprises Inc.	537,817

133,516	Coca-Cola Company, (2)	10,788,093

28,453	Colgate-Palmolive Company, (2)	3,054,714

24,367	ConAgra Foods, Inc.	601,621

10,235	Constellation Brands, Inc., Class A, (3)	288,729

25,502	Costco Wholesale Corporation	2,452,782

76,517	CVS Caremark Corporation	3,462,394

10,798	Dean Foods Company, (2), (3)	133,571

12,603	Dr. Pepper Snapple Group, (2)	574,445

13,132	Estee Lauder Companies Inc., Class A, (2)	687,854

37,825	General Mills, Inc., (2)	1,463,828

18,825	H.J. Heinz Company, (2)	1,039,328

8,998	Hershey Foods Corporation	645,517

8,107	Hormel Foods Corporation, (2)	226,266

6,692	JM Smucker Company	513,946

14,567	Kellogg Company, (2)	694,846

23,167	Kimberly-Clark Corporation	2,013,444

103,859	Kraft Foods Inc., Class A, (2)	4,124,241

34,361	Kroger Co.	761,783

7,936	Lorillard Inc.	1,020,887

7,799	McCormick & Company, Incorporated	474,803

11,967	Mead Johnson Nutrition Company, Class A Shares, (2)	873,112

9,261	Molson Coors Brewing Company, Class B	391,926

5,591	Monster Beverage Corporation, (3)	371,634

91,889	PepsiCo, Inc.	6,683,087

101,375	Philip Morris International	9,269,730

161,307	Procter & Gamble Company, (2)	10,410,754

19,674	Reynolds American Inc., (2)	910,316

19,981	Safeway Inc., (2)	310,705

34,678	Sysco Corporation, (2)	1,019,186

17,173	Tyson Foods, Inc., Class A	257,767

50,789	Walgreen Co., (2)	1,846,688

101,912	Wal-Mart Stores, Inc.	7,585,310

9,573	Whole Foods Market, Inc.	878,610
	Total Consumer Staples	84,131,218
	Energy – 10.8%

12,922	Alpha Natural Resources Inc., (3)	90,583

29,274	Anadarko Petroleum Corporation	2,032,787

22,578	Apache Corporation, (2)	1,944,417

25,658	Baker Hughes Incorporated	1,188,479

12,682	Cabot Oil & Gas Corporation	535,054

38,755	Chesapeake Energy Corporation	729,369

117,071	Chevron Corporation, (2)	12,828,640

75,383	ConocoPhillips	4,103,851

16	Nuveen Investments

Shares	Description (1)	Value
	Energy (continued)

13,334	CONSOL Energy Inc.	$386,419

14,414	Cooper Cameron Corporation, (3)	724,592

23,353	Denbury Resources Inc., (3)	353,097

23,744	Devon Energy Corporation, (2)	1,403,745

4,086	Diamond Offshore Drilling, Inc.	267,306

8,422	Ensco PLC	457,567

15,805	EOG Resources, Inc.	1,549,048

9,071	EQT Corporation	511,604

277,489	Exxon Mobil Corporation	24,099,920

14,008	FMC Technologies Inc., (3)	632,041

54,092	Halliburton Company	1,792,068

6,298	Helmerich & Payne Inc., (2)	292,857

17,519	Hess Corporation	826,196

19,181	Kinder Morgan, Inc.	686,880

41,368	Marathon Oil Corporation	1,095,011

21,636	Marathon Petroleum Corporation	1,023,383

11,376	Murphy Oil Corporation, (2)	610,436

16,905	Nabors Industries Inc., (3)	233,965

24,915	National-Oilwell Varco Inc.	1,801,355

7,788	Newfield Exploration Company, (3)	237,768

14,708	Noble Corporation, (3)	544,196

10,320	Noble Energy, Inc.	902,278

47,721	Occidental Petroleum Corporation	4,153,159

15,924	Peabody Energy Corporation	332,493

37,691	Phillips 66	1,417,182

7,086	Pioneer Natural Resources Company	628,032

10,402	QEP Resources Inc.	312,372

9,195	Range Resources Corporation	575,607

7,360	Rowan Companies Inc., (2), (3)	258,557

78,897	Schlumberger Limited	5,622,200

20,420	Southwestern Energy Company, (2), (3)	678,965

38,231	Spectra Energy Corporation	1,173,309

6,275	Sunoco, Inc.	302,392

8,414	Tesoro Corporation, (3)	232,647

32,903	Valero Energy Corporation	904,833

34,648	Williams Companies, Inc.	1,101,460

11,549	WPX Energy Inc., (2), (3)	184,207
	Total Energy	81,762,327
	Financials – 13.7%

19,800	Ace Limited	1,455,300

27,441	AFLAC Incorporated, (2)	1,201,367

29,707	Allstate Corporation, (2)	1,018,950

59,403	American Express Company	3,428,147

36,646	American International Group, (2), (3)	1,145,920

24,026	American Tower – REIT	1,737,320

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Financials (continued)

13,301	Ameriprise Financial, Inc.	$687,928

19,005	AON PLC	935,046

7,519	Apartment Investment & Management Company, Class A – REIT	206,246

5,736	Assurant Inc.	207,701

5,886	AvalonBay Communities – REIT	865,772

631,863	Bank of America Corporation	4,637,874

71,286	Bank of New York Company, Inc., (2)	1,516,966

40,980	BB&T Corporation	1,285,543

103,349	Berkshire Hathaway Inc., Class B, (2), (3)	8,768,129

5,740	BlackRock Inc.	977,292

9,151	Boston Properties – REIT	1,014,846

29,116	Capital One Financial Corporation	1,644,763

18,699	CBRE Group Inc., (3)	291,330

63,458	Charles Schwab Corporation	801,475

16,445	Chubb Corporation	1,195,387

9,899	Cincinnati Financial Corporation, (2)	374,578

171,871	Citigroup Inc.	4,662,860

19,515	CME Group, Inc.	1,016,927

11,334	Comerica Incorporated, (2)	342,400

32,311	Discover Financial Services	1,161,904

14,925	E*Trade Group Inc., (3)	113,878

17,437	Equity Residential Properties Trust – REIT, (2)	1,103,936

5,428	Federated Investors Inc.	109,157

54,069	Fifth Third Bancorp.	747,234

15,496	First Horizon National Corporation	127,532

8,556	Franklin Resources, Inc.	983,512

28,860	Genworth Financial Inc., Class A, (2), (3)	145,454

28,941	Goldman Sachs Group, Inc.	2,920,147

26,203	Hartford Financial Services Group, Inc.	431,039

26,633	HCP – REIT	1,257,344

8,504	Health Care – REIT	529,204

41,517	Host Hotels & Resorts – REIT, (2)	609,470

31,009	Hudson City Bancorp, Inc.	196,907

50,795	Huntington BancShares Inc.	315,691

4,271	Intercontinental Exchange, Inc., (3)	560,441

27,362	Invesco LTD	605,521

223,372	JP Morgan Chase & Co.	8,041,392

56,016	KeyCorp.	447,008

24,856	Kimco Realty – REIT, (2)	484,443

7,312	Legg Mason, Inc.	179,290

11,646	Leucadia National Corporation, (2)	252,485

17,733	Lincoln National Corporation, (2)	355,547

17,950	Loews Corporation	710,641

6,704	M&T Bank Corporation, (2)	575,471

31,624	Marsh & McLennan Companies, Inc.	1,050,233

18	Nuveen Investments

Shares	Description (1)	Value
	Financials (continued)

62,174	MetLife, Inc.	$1,913,094

11,484	Moody’s Corporation, (2)	465,447

87,243	Morgan Stanley	1,191,739

7,741	NASDAQ Stock Market, Inc.	175,721

15,402	New York Stock Exchange Euronext, (2)	392,443

14,167	Northern Trust Corporation	643,182

21,268	People’s United Financial, Inc.	243,731

10,382	Plum Creek Timber – REIT	421,405

30,927	PNC Financial Services Group, Inc.	1,827,786

18,452	Principal Financial Group, Inc., (2)	472,187

36,253	Progressive Corporation, (2)	715,634

26,938	ProLogis – REIT, (2)	870,906

27,747	Prudential Financial, Inc.	1,339,625

8,976	Public Storage – REIT	1,336,975

83,191	Regions Financial Corporation	579,009

17,270	Simon Property Group – REIT	2,771,662

29,906	SLM Corporation, (2)	478,197

28,919	State Street Corporation	1,167,749

31,567	SunTrust Banks, Inc.	746,560

15,560	T. Rowe Price Group Inc.	945,270

6,210	Torchmark Corporation	308,948

23,536	Travelers Companies, Inc.	1,474,530

112,186	U.S. Bancorp, (2)	3,758,231

17,353	Unum Group	327,798

11,838	Ventas – REIT, (2)	796,106

10,519	Vornado Realty Trust – REIT	878,337

310,007	Wells Fargo & Company	10,481,337

32,030	Weyerhaeuser Company – REIT	747,901

18,841	XL Capital Ltd, Class A	389,067

10,833	Zions Bancorporation, (2)	197,161
	Total Financials	103,492,686
	Health Care – 11.5%

91,576	Abbott Laboratories, (2)	6,072,405

21,299	Aetna Inc.	768,042

20,412	Agilent Technologies, Inc.	781,575

8,895	Alexion Pharmaceuticals Inc., (2), (3)	932,641

18,561	Allergan, Inc.	1,523,301

16,346	AmerisourceBergen Corporation, (2)	648,936

42,878	Amgen Inc., (2)	3,541,723

33,148	Baxter International, Inc.	1,939,489

12,633	Becton, Dickinson and Company, (2)	956,444

14,726	Biogen Idec Inc., (3)	2,147,493

87,091	Boston Scientific Corporation, (3)	450,260

99,615	Bristol-Myers Squibb Company, (2)	3,546,294

5,043	C. R. Bard, Inc.	490,482

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Health Care (continued)

21,285	Cardinal Health, Inc.	$917,171

13,576	CareFusion Corporation, (3)	331,390

26,291	Celgene Corporation, (3)	1,799,882

5,616	Cerner Corporation, (2), (3)	415,135

16,403	CIGNA Corporation	660,713

9,083	Coventry Health Care, Inc.	302,736

28,360	Covidien PLC	1,584,757

5,496	Davita Inc., (3)	540,916

8,581	DENTSPLY International Inc.	311,834

3,961	Edwards Lifesciences Corporation, (2), (3)	400,853

59,892	Eli Lilly and Company	2,637,045

47,034	Express Scripts, Holding Company, (3)	2,725,150

16,662	Forest Laboratories, Inc., (3)	559,010

46,829	Gilead Sciences, Inc., (2), (3)	2,544,220

9,683	Hospira Inc., (2), (3)	336,484

9,970	Humana Inc.	614,152

2,377	Intuitive Surgical, Inc., (3)	1,144,526

160,534	Johnson & Johnson, (2)	11,112,163

5,723	Laboratory Corporation of America Holdings, (2), (3)	481,247

11,128	Life Technologies Corporation, (3)	488,297

14,953	McKesson HBOC Inc.	1,356,686

62,038	Medtronic, Inc.	2,445,538

179,173	Merck & Company Inc.	7,914,071

24,596	Mylan Laboratories Inc., (2), (3)	566,446

5,674	Patterson Companies, Inc.	193,483

7,178	Perkinelmer Inc.	183,398

3,056	Perrigo Company, (2)	348,445

449,376	Pfizer Inc.	10,802,999

9,273	Quest Diagnostics Incorporated	541,821

18,751	Saint Jude Medical Inc., (2)	700,537

19,121	Stryker Corporation, (2)	994,866

26,506	Tenet Healthcare Corporation, (2), (3)	122,458

22,237	Thermo Fisher Scientific, Inc.	1,237,934

62,666	UnitedHealth Group Incorporated	3,201,606

6,616	Varian Medical Systems, Inc., (2), (3)	361,101

5,875	Waters Corporation, (3)	455,195

7,486	Watson Pharmaceuticals Inc., (3)	582,635

19,476	Wellpoint Inc., (2)	1,037,876

10,534	Zimmer Holdings, Inc.	620,769
	Total Health Care	87,374,630
	Industrials – 10.0%

41,199	3M Co., (2)	3,758,585

6,184	Avery Dennison Corporation	190,405

43,692	Boeing Company	3,229,276

9,651	C.H. Robinson Worldwide, Inc.	510,055

20	Nuveen Investments

Shares	Description (1)	Value
	Industrials (continued)

38,012	Caterpillar Inc.	$3,200,991

6,771	Cintas Corporation	268,335

5,000	Cooper Industries Inc.	359,400

61,723	CSX Corporation	1,415,926

11,821	Cummins Inc.	1,133,634

33,489	Danaher Corporation, (2)	1,768,554

24,333	Deere & Company	1,869,261

11,291	Dover Corporation	615,021

2,987	Dun and Bradstreet Inc.	239,528

20,709	Eaton Corporation	907,883

45,208	Emerson Electric Company, (2)	2,159,586

7,432	Equifax Inc.	348,115

12,465	Expeditors International of Washington, Inc.	443,380

17,918	Fastenal Company	772,624

18,647	FedEx Corporation, (2)	1,683,824

3,384	Flowserve Corporation	406,012

9,973	Fluor Corporation	494,461

20,934	General Dynamics Corporation	1,328,053

620,619	General Electric Company	12,877,844

45,471	Honeywell International Inc.	2,639,592

28,404	Illinois Tool Works, Inc., (2)	1,543,473

18,351	Ingersoll Rand Company Limited, Class A	778,266

12,916	Iron Mountain Inc.	416,024

7,546	Jacobs Engineering Group, Inc., (2)	291,049

6,752	Joy Global Inc.	350,699

5,870	L-3 Communications Holdings, Inc.	416,124

15,597	Lockheed Martin Corporation	1,392,344

21,033	Masco Corporation	253,027

20,664	Norfolk Southern Corporation, (2)	1,530,169

15,359	Northrop Grumman Corporation, (2)	1,016,766

22,190	PACCAR Inc., (2)	887,822

7,061	Pall Corporation	377,128

9,113	Parker Hannifin Corporation, (2)	731,956

11,735	Pitney Bowes Inc., (2)	156,780

8,476	Precision Castparts Corporation	1,318,527

12,874	Quanta Services Incorporated, (3)	295,973

11,086	R.R. Donnelley & Sons Company, (2)	134,362

19,616	Raytheon Company, (2)	1,088,296

18,506	Republic Services, Inc.	535,379

8,795	Robert Half International Inc.	237,553

8,694	Rockwell Automation, Inc.	585,628

8,896	Rockwell Collins, Inc.	449,871

6,149	Roper Industries Inc.	611,518

3,104	Ryder System, Inc.	122,422

3,532	Snap-on Incorporated	239,399

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Industrials (continued)

45,192	Southwest Airlines Co.	$415,314

10,221	Stanley Black & Decker Inc.	683,683

5,076	Stericycle Inc.	471,307

16,352	Textron Inc.	425,970

27,158	Tyco International Ltd.	1,492,061

28,397	Union Pacific Corporation	3,481,756

56,728	United Parcel Service, Inc., Class B, (2)	4,289,204

53,264	United Technologies Corporation, (2)	3,964,972

3,732	W.W. Grainger, Inc.	764,426

27,060	Waste Management, Inc., (2)	930,864

10,850	Xylem Inc.	260,183
	Total Industrials	75,560,640
	Information Technology – 19.1%

35,562	Accenture Limited	2,144,389

28,858	Adobe Systems Incorporated, (2), (3)	891,135

34,414	Advanced Micro Devices, Inc., (2), (3)	139,721

10,548	Akamai Technologies, Inc., (3)	371,079

18,863	Altera Corporation	668,693

10,051	Amphenol Corporation, Class A	591,803

17,516	Analog Devices, Inc., (2)	684,525

54,770	Apple, Inc., (3)	33,451,325

76,753	Applied Materials, Inc., (2)	835,840

13,333	Autodesk, Inc., (3)	452,255

29,610	Automatic Data Processing, Inc., (2)	1,674,446

10,006	BMC Software, Inc., (3)	396,238

28,516	Broadcom Corporation, Class A, (3)	966,122

21,754	CA Inc.	523,619

316,024	Cisco Systems, Inc.	5,040,583

10,963	Citrix Systems	796,791

17,760	Cognizant Technology Solutions Corporation, Class A, (3)	1,008,235

9,116	Computer Sciences Corporation	224,436

92,387	Corning Incorporated, (2)	1,054,136

89,768	Dell Inc., (3)	1,066,444

67,541	eBay Inc., (3)	2,992,066

21,319	Electronic Arts Inc. (EA)	234,935

119,921	EMC Corporation, (2), (3)	3,143,129

4,673	F5 Networks, Inc., (3)	436,365

10,191	Fidelity National Information Services	320,405

3,482	First Solar Inc., (2), (3)	54,110

8,594	Fiserv, Inc., (2), (3)	602,697

10,235	FLIR Systems Inc.	209,306

14,852	Google Inc., Class A, (3)	9,400,870

6,807	Harris Corporation	283,512

116,804	Hewlett-Packard Company	2,130,505

299,336	Intel Corporation	7,692,935

22	Nuveen Investments

Shares	Description (1)	Value
	Information Technology (continued)

69,285	International Business Machines Corporation (IBM)	$13,578,474

17,551	Intuit, Inc.	1,018,309

10,769	Jabil Circuit Inc.	233,687

14,541	JDS Uniphase Corporation, (3)	143,083

30,922	Juniper Networks Inc., (2), (3)	542,063

9,797	KLA-Tencor Corporation	498,765

8,059	Lam Research Corporation, (2), (3)	277,310

4,144	Lexmark International, Inc., Class A, (2)	72,479

13,389	Linear Technology Corporation, (2)	431,795

33,125	LSI Logic Corporation, (3)	228,563

6,268	MasterCard, Inc.	2,736,421

11,235	Microchip Technology Incorporated, (2)	375,024

58,259	Micron Technology, Inc., (2), (3)	361,788

440,118	Microsoft Corporation	12,970,277

8,304	Molex Inc.	208,596

16,840	Motorola Solutions Inc.	814,046

21,080	NetApp, Inc., (3)	688,684

35,898	NVIDIA Corporation, (2), (3)	486,059

231,308	Oracle Corporation	6,985,502

18,959	Paychex, Inc.	619,770

98,814	QUALCOMM, Inc.	5,897,220

12,282	Red Hat, Inc., (3)	659,052

16,753	SAIC, Inc., (2)	193,832

7,995	Salesforce.com, Inc., (2), (3)	994,258

14,125	SanDisk Corporation, (2), (3)	580,961

22,252	Seagate Technology, (2)	668,005

43,334	Symantec Corporation, (3)	682,511

20,585	TE Connectivity Limited	679,511

9,841	Teradata Corporation, (2), (3)	665,448

10,819	Teradyne Inc., (2), (3)	159,147

67,171	Texas Instruments Incorporated	1,829,738

10,682	Total System Services Inc.	252,629

9,350	VeriSign, Inc., (3)	415,327

29,898	Visa Inc., (2)	3,858,935

13,743	Western Digital Corporation, (3)	546,559

36,397	Western Union Company, (2)	634,400

81,538	Xerox Corporation, (2)	565,058

15,428	Xilinx, Inc.	499,867

72,911	Yahoo! Inc., (3)	1,154,910
	Total Information Technology	144,690,713
	Materials – 3.2%

12,373	Air Products & Chemicals Inc.	995,160

4,409	Airgas, Inc.	349,722

62,566	Alcoa Inc.	529,934

6,253	Allegheny Technologies, Inc.	187,778

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value
	Materials (continued)

9,925	Ball Corporation	$412,483

5,930	Bemis Company, Inc.	182,348

3,844	CF Industries Holdings, Inc.	752,501

8,408	Cliffs Natural Resources Inc.	343,803

69,474	Dow Chemical Company, (2)	1,999,462

54,314	E.I. Du Pont de Nemours and Company, (2)	2,699,406

8,523	Eastman Chemical Company	445,582

14,082	Ecolab Inc.	921,667

9,202	FMC Corporation	503,349

55,723	Freeport-McMoRan Copper & Gold, Inc.	1,876,193

5,157	International Flavors & Fragrances Inc.	287,451

25,927	International Paper Company	850,665

10,362	MeadWestvaco Corporation	294,281

32,463	Monsanto Company	2,779,482

14,691	Mosaic Company	853,694

29,107	Newmont Mining Corporation	1,294,388

18,617	Nucor Corporation	729,786

9,655	Owens-Illinois, Inc., (3)	178,135

9,077	PPG Industries, Inc.	993,568

17,621	Praxair, Inc.	1,828,355

9,788	Sealed Air Corporation	158,566

5,355	Sherwin-Williams Company, (2)	719,444

7,411	Sigma-Aldrich Corporation, (2)	512,841

4,840	Titanium Metals Corporation, (2)	56,434

8,465	United States Steel Corporation, (2)	174,802

7,597	Vulcan Materials Company	294,308
	Total Materials	24,205,588
	Telecommunication Services – 3.2%

348,363	AT&T Inc., (2)	13,209,925

37,765	CenturyLink Inc., (2)	1,568,758

10,780	Crown Castle International Corporation, (3)	667,066

58,500	Frontier Communications Corporation, (2)	229,320

17,652	Metropcs Communications Inc.	154,632

176,110	Sprint Nextel Corporation, (3)	767,840

166,428	Verizon Communications Inc., (2)	7,512,560

30,961	Windstream Corporation, (2)	308,372
	Total Telecommunication Services	24,418,473
	Utilities – 3.6%

37,902	AES Corporation, (3)	457,098

2,317	AGL Resources Inc.	93,839

14,240	Ameren Corporation	487,150

28,389	American Electric Power Company, Inc.	1,199,151

27,733	CenterPoint Energy, Inc.	584,057

14,814	CMS Energy Corporation	365,313

17,219	Consolidated Edison, Inc., (2)	1,110,626

24	Nuveen Investments

Shares	Description (1)					Value
	Utilities (continued)

34,529	Dominion Resources, Inc.					$1,875,270

10,281	DTE Energy Company					630,945

41,218	Duke Energy Corporation, (2)					2,793,756

19,152	Edison International					884,439

10,354	Entergy Corporation					752,425

50,854	Exelon Corporation					1,989,408

24,585	FirstEnergy Corp.					1,234,659

4,730	Integrys Energy Group, Inc., (2)					286,354

24,840	NextEra Energy Inc., (2)					1,761,156

17,036	NiSource Inc.					435,951

14,739	Northeast Utilities					587,791

14,636	NRG Energy Inc., (3)					290,086

7,868	ONEOK, Inc.					350,205

13,744	Pepco Holdings, Inc., (2)					274,330

23,860	PG&E Corporation					1,101,378

6,619	Pinnacle West Capital Corporation					354,381

32,629	PPL Corporation, (2)					942,978

29,739	Public Service Enterprise Group Incorporated					988,524

6,971	Scana Corporation, (2)					342,764

14,539	Sempra Energy					1,023,691

50,668	Southern Company					2,439,664

13,096	TECO Energy, Inc.					238,216

14,184	Wisconsin Energy Corporation					577,856

29,409	Xcel Energy, Inc.					861,684
	Total Utilities					27,315,145
	Total Common Stocks (cost $399,232,248)					732,998,031

Shares	Description (1)					Value
	WARRANTS – 0.0%

29,014	Kinder Morgan Inc., Uncovered Equity Options Warrant					$85,592
	Total Warrants (cost $51,957)					85,592

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.7%

	Money Market Funds – 25.7%

194,306,366	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (4), (5)					$194,306,366
	Total Investments Purchased with Collateral from Securities Lending (cost $194,306,366)					194,306,366

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 3.1%

	Money Market Funds – 2.3%

17,196,106	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$17,196,106

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	U.S. Government and Agency Obligations – 0.8%

$6,400	U.S. Treasury Bill, (7)	0.063%	9/20/12	Aaa	$6,399,379
	Total Short-Term Investments (cost $23,595,350)				23,595,485
	Total Investments (cost $617,185,921) – 125.6%				950,985,474
	Other Assets Less Liabilities – (25.6)% (8)				(194,062,729)
	Net Assets – 100%				$756,922,745

Investments in Derivatives at July 31, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	65	9/12	$22,337,250	$1,035,565

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$732,998,031	$—	$—	$732,998,031
Warrants	85,592	—	—	85,592
Investments Purchased with Collateral from Securities Lending	194,306,366	—	—	194,306,366
Short-Term Investments:
Money Market Funds	17,196,106	—	—	17,196,106
U.S. Government & Agency Obligations	—	6,399,379	—	6,399,379
Derivatives:
Futures Contracts*	1,035,565	—	—	1,035,565
Total	$945,621,660	$6,399,379	$—	$952,021,039
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

26	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$1,035,565	—	$—
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments (excluding investments in derivatives) was $631,889,258.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$382,233,800
Depreciation	(63,137,584)
Net unrealized appreciation (depreciation) of investments	$319,096,216

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.3%

	Consumer Discretionary – 12.6%

24,023	Aaron Rents Inc., (2)	$704,595

23,223	Advance Auto Parts, Inc.	1,629,093

25,672	Aeropostale, Inc.	506,252

18,130	AMC Networks Inc., Class A Shares, (3)	786,117

61,906	American Eagle Outfitters, Inc.	1,288,883

15,412	Ann Inc., (2), (3)	417,357

42,802	Ascena Retail Group Inc., (3)	784,989

13,616	Bally Technologies, Inc., (3)	595,155

12,930	Barnes & Noble Inc., (2)	171,581

9,206	Bob Evans Farms	354,615

23,814	Brinker International Inc., (2)	771,812

16,099	Carter’s Inc., (2)	815,736

17,061	Cheesecake Factory Inc.	571,885

52,971	Chico’s FAS, Inc.	811,516

31,716	Cinemark Holdings Inc., (2)	741,520

19,370	Colective Brands Inc., (3)	416,842

12,156	Deckers Outdoor Corporation, (2), (3)	507,027

29,854	Dick’s Sporting Goods Inc., (2)	1,466,428

22,568	Dreamworks Animation SKG Inc., Class A, (2), (3)	433,306

47,882	Foot Locker, Inc.	1,581,064

45,558	Gentex Corporation	729,384

20,463	Guess Inc., (2)	615,936

30,819	Hanesbrands Inc., (3)	925,186

12,380	Hosting Site Network, Inc.	524,417

8,768	Intl Speedway Corporation, Class A	224,812

5,718	ITT Educational Services, Inc., (2), (3)	221,973

14,754	John Wiley and Sons Inc., Class A	703,028

22,785	KB Home, (2)	210,533

18,557	Lamar Advertising Company, Class A, (2), (3)	563,205

13,542	Life Time Fitness Inc., (2), (3)	614,942

46,570	LKQ Corporation, (3)	1,645,318

8,907	Matthews International Corporation, Class A	258,303

11,975	MDC Holdings Inc., (2)	381,524

11,632	Meredith Corporation, (2)	384,321

18,084	Mohawk Industries Inc.	1,201,320

38,349	New York Times, Class A, (3)	297,205

1,600	NVR Inc., (2), (3)	1,238,368

89,660	Office Depot, Inc., (3)	159,595

9,393	Panera Bread Company, Class A, (2), (3)	1,479,304

34,241	PetSmart Inc., (2)	2,263,673

21,696	Polaris Industries Inc., (2)	1,630,671

22,237	PVH Corporation	1,766,285

31,409	RadioShack Corporation, (2)	91,400

18,183	Regis Corporation, (2)	307,656

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

18,768	Rent-A-Center Inc.	$667,390

50,302	Saks Inc., (2), (3)	524,650

7,956	Scholastic Corporation, (2)	239,714

18,465	Scientific Games Corporation, Class A, (3)	156,214

68,580	Service Corporation International	881,253

26,738	Signet Jewelers Limited, (2)	1,174,333

21,399	Sothebys Holdings Inc., Class A, (2)	628,061

3,747	Strayer Education Inc., (2)	272,257

20,066	Tempur Pedic International Inc., (2), (3)	571,680

93,704	The Wendy’s Company	430,101

13,135	Thor Industries, Inc., (2)	377,369

46,349	Toll Brothers Inc., (2)	1,352,000

22,761	Tractor Supply Company, (2)	2,068,292

17,663	Tupperware Corporation	925,894

22,738	Under Armour, Inc., Class A, (2)	1,237,857

13,507	Vallassis Communications Inc., (2)	304,583

12,964	Warnaco Group, Inc.	553,044

31,458	Williams-Sonoma Inc., (2)	1,093,166

17,400	WMS Industries Inc.	319,638
	Total Consumer Discretionary	47,571,628
	Consumer Staples – 3.1%

43,740	Church & Dwight Company Inc., (2)	2,519,861

20,657	Energizer Holdings Inc., (3)	1,606,495

35,634	Flowers Foods Inc., (2)	761,499

41,222	Green Mountain Coffee Inc., (2)	752,714

15,322	Harris Teeter Supermarkets Incorporated, (2)	633,411

37,494	Hillshire Brands Company	960,221

24,110	Ingredion Inc.	1,251,791

6,208	Lancaster Colony Corporation, (2)	430,152

8,694	Post Holdings Inc.	257,342

17,441	Ralcorp Holdings Inc.	1,040,704

48,042	Smithfield Foods, Inc., (2), (3)	888,777

67,051	SUPERVALU INC., (2), (3)	165,616

8,010	Tootsie Roll Industries Inc., (2)	196,085

7,291	Universal Corporation, (2)	332,032
	Total Consumer Staples	11,796,700
	Energy – 5.5%

67,049	Arch Coal Inc., (2)	483,423

17,964	Atwood Oceanics Inc.	799,937

15,198	Bill Barrett Corporation, (2), (3)	320,070

6,271	Carbo Ceramics Inc., (2)	402,473

27,079	Cimarex Energy Company, (2)	1,535,109

23,894	Dresser Rand Group, Inc., (2)	1,111,310

10,918	Dril Quip Inc., (2)	800,399

22,785	Energen Corporation	1,166,820

37,204	Forest Oil Corporation, (2)	254,847

30	Nuveen Investments

Shares	Description (1)	Value

	Energy (continued)

33,371	Helix Energy Solutions Group, (3)	$596,673

65,328	HollyFrontier Company	2,442,614

20,063	Northern Oil and Gas Inc., (2)	316,193

34,213	Oceaneering International Inc.	1,768,470

16,315	Oil States International Inc., (3)	1,186,101

49,317	Patterson-UTI Energy, Inc.	763,427

40,720	Plains Exploration & Production Company, (3)	1,627,171

38,302	Quicksilver Resources Inc., (2), (3)	173,125

16,710	Rosetta Resources, Inc.	697,141

20,266	SM Energy Company	954,326

49,765	Superior Energy Services, Inc., (3)	1,078,408

16,190	Tidewater Inc.	786,348

13,193	Unit Corporation, (3)	524,554

22,172	World Fuel Services Corporation, (2)	897,744
	Total Energy	20,686,683
	Financials – 20.9%

16,224	Affiliated Managers Group Inc., (3)	1,810,436

13,330	Alexander & Baldwin Inc.	427,093

19,612	Alexandria Real Estate Equities – REIT	1,441,090

4,600	Alleghany Corporation, Term Loan, (3)	1,590,726

23,598	American Campus Communities – REIT	1,124,681

23,874	American Financial Group Inc.	900,289

63,319	Apollo Investments	486,290

36,907	Arthur J. Gallagher & Co.	1,309,460

22,593	Aspen Insurance Holdings Limited, (2)	649,323

54,948	Associated Banc-Corp., (2)	686,301

26,434	Astoria Financial Corporation, (2)	249,008

25,955	BancorpSouth Inc., (2)	376,088

14,023	Bank of Hawaii Corporation, (2)	655,014

48,699	BioMed Realty Trust – REIT	915,541

24,229	BRE Properties – REIT	1,276,384

36,663	Brown & Brown Inc.	925,374

25,362	Camden Property Trust – REIT, (2)	1,808,564

24,865	Cathay General Bancorp.	402,564

27,490	CBOE Holdings Inc., (2)	783,465

14,817	City National Corporation	730,182

24,470	Commerce Bancshares Inc.	963,629

22,757	Corporate Office Properties Trust – REIT, (2)	506,571

19,352	Cullen/Frost Bankers, Inc., (2)	1,070,359

84,171	Duke Realty – REIT, (2)	1,217,113

45,673	East West Bancorp Inc.	995,671

36,507	Eaton Vance Corporation, (2)	968,531

18,852	Equity One – REIT, (2)	408,900

11,124	Essex Property Trust – REIT, (2)	1,750,473

16,585	Everest Reinsurance Group Ltd	1,686,695

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

20,191	Federal Realty Investment Trust – REIT, (2)	$2,193,954

70,384	Fidelity National Title Group Inc., Class A	1,310,550

33,536	First American Corporation	614,380

111,405	First Niagara Financial Group Inc.	844,450

34,640	FirstMerit Corporation, (2)	561,169

63,430	Fulton Financial Corporation, (2)	582,922

9,181	Greenhill & Co Inc., (2)	364,669

26,779	Hancock Holding Company	816,224

14,227	Hanover Insurance Group Inc.	498,941

31,968	HCC Insurance Holdings Inc.	979,500

23,352	Highwoods Properties – REIT	790,932

15,372	Home Properties – REIT, (2)	1,008,557

39,030	Hospitality Properties Trust – REIT	947,258

16,782	International Bancshares Corporation – REIT	307,614

59,547	Janus Capital Group Inc., (2)	430,525

47,486	Jefferies Group, Inc.	595,474

13,819	Jones Lang LaSalle Inc., (2)	921,589

15,659	Kemper Corporation	512,362

37,066	Liberty Property Trust – REIT, (2)	1,345,125

41,875	Macerich – REIT, (2)	2,445,919

27,741	Mack-Cali Realty – REIT	743,181

11,443	Mercury General Corporation	414,465

38,396	MSCI Inc., Class A Shares, (2), (3)	1,272,827

33,807	National Retail Properties – REIT, (2)	997,307

138,366	New York Community Bancorp Inc., (2)	1,795,991

81,961	Old Republic International Corporation	660,606

33,422	Omega Healthcare Investors – REIT, (2)	810,149

12,741	Potlatch – REIT	440,966

14,159	Prosperity Bancshares, Inc., (2)	574,431

25,590	Protective Life Corporation, (2)	714,217

35,267	Raymond James Financial Inc.	1,185,677

38,452	Rayonier – REIT, (2)	1,833,776

42,143	Realty Income – REIT, (2)	1,736,292

28,408	Regency Centers – REIT, (2)	1,359,323

23,189	Reinsurance Group of America Inc.	1,290,932

45,469	SEI Investments Company	963,033

55,178	Senior Housing Properties Trust – REIT	1,255,300

14,586	Signature Bank, (3)	940,797

28,315	SL Green Realty – REIT, (2)	2,229,806

14,019	StanCorp Financial Group Inc.	417,205

13,967	SVB Financial Group, (2), (3)	807,432

248,478	Synovus Financial Corp., (2)	472,108

18,565	Taubman Centers – REIT	1,439,159

51,233	TCF Financial Corporation	529,237

20,459	Trustmark Corporation, (2)	494,699

32	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

79,117	UDR – REIT, (2)	$2,105,303

62,311	Valley National Bancorp., (2)	579,492

27,273	Waddell & Reed Financial, Inc., Class A, (2)	793,372

33,761	Washington Federal Inc., (2)	537,813

23,316	Webster Financial Corporation, (2)	478,444

38,285	Weingarten Realty Trust – REIT, (2)	1,029,101

8,802	Westamerica Bancorp., (2)	404,892

35,395	WR Berkley Corporation, (2)	1,296,519
	Total Financials	78,791,781
	Health Care – 9.8%

60,305	Allscripts Healthcare Solutions Inc., (3)	554,806

15,322	AmericGroup Corporation, (2), (3)	1,377,141

6,246	Bio-Rad Laboratories Inc., (3)	600,928

15,478	Charles River Laboratories International, Inc., (3)	526,716

28,719	Community Health Systems, Inc.	706,775

14,960	Cooper Companies, Inc.	1,125,890

17,518	Covance, Inc., (3)	822,295

37,021	Endo Pharmaceuticals Holdings Inc., (3)	1,100,634

14,402	Gen-Probe, Inc., (3)	1,190,901

80,976	Health Management Associates Inc., (3)	532,822

26,310	Health Net Inc., (3)	579,346

28,388	Henry Schein Inc., (3)	2,123,706

19,603	Hill Rom Holdings Inc.	512,618

27,155	HMS Holdings Corporation, (2), (3)	934,404

83,580	Hologic Inc., (3)	1,547,902

17,387	Idexx Labs Inc., (2), (3)	1,533,012

15,454	Lifepoint Hospitals Inc., (3)	589,106

27,279	Lincare Holdings	1,129,351

18,112	Masimo Corporation, (2)	405,709

15,542	Mednax Inc., (2), (3)	1,027,792

18,794	Medicis Pharmaceutical Corporation, Class A, (2)	618,698

9,845	Mettler-Toledo International Inc., (3)	1,524,006

35,689	Omnicare, Inc.	1,120,991

20,069	Owens and Minor Inc., (2)	566,146

24,640	Regeneron Pharmaceuticals, Inc., (2), (3)	3,317,769

45,096	ResMed Inc., (2)	1,423,230

18,260	Steris Corporation, (2)	550,174

11,563	Techne Corporation	798,772

12,892	Teleflex Inc., (2)	821,736

18,533	Thoratec Corporation, (3)	635,867

16,960	United Therapeutics Corporation, (3)	929,069

30,585	Universal Health Services, Inc., Class B	1,195,262

27,642	VCA Antech, Inc., (2)	503,084

66,673	Vertex Pharmaceuticals Inc., (3)	3,234,307

13,612	Wellcare Health Plans Inc., (3)	882,330
	Total Health Care	37,043,295

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Industrials – 15.1%

13,376	Acuity Brands Inc.	$775,005

35,668	AECOM Technology Corporation, (3)	578,178

30,711	AGCO Corporation, (2), (3)	1,346,370

22,419	Alaska Air Group, Inc.	781,302

10,467	Alliant Techsystems Inc.	484,831

76,165	Ametek Inc.	2,361,115

32,824	BE Aerospace Inc., (3)	1,287,686

14,930	Brinks Company	346,376

19,625	Carlisle Companies Inc.	990,866

15,872	CLARCOR, Inc.	767,411

14,985	Clean Harbors, Inc., (3)	907,192

17,631	Con-Way, Inc.	628,016

32,865	Copart Inc., (3)	780,872

10,586	Corporate Executive Board Company, (2)	488,332

31,580	Corrections Corporation of America	981,506

15,606	Crane Company	608,634

16,108	Deluxe Corporation, (2)	456,179

47,044	Donaldson Company, Inc.	1,605,612

9,734	Esterline Technologies Corporation, (2)	571,580

58,946	Exelis Inc.	554,092

50,427	Fortune Brands Home & Security, (3)	1,115,445

13,261	FTI Consulting Inc.	338,553

15,819	Gardner Denver, Inc.	901,367

14,785	GATX Corporation	622,005

15,721	General Cable Corporation	410,790

19,095	Graco Inc., (2)	876,079

10,988	Granite Construction Inc.	284,589

25,441	Harsco Corporation	540,621

14,384	HNI Corporation, (2)	382,183

18,710	Hubbell Incorporated, Class B	1,539,459

15,624	Huntington Ingalls Industries Inc., (3)	609,180

26,542	IDEX Corporation	1,012,577

29,157	ITT Industries, Inc.	546,402

28,480	J.B. Hunt Transports Serives Inc., (2)	1,566,970

72,121	JetBlue Airways Corporation, (2)	397,387

34,745	Kansas City Southern Industries, (2)	2,529,436

46,882	KBR Inc.	1,230,184

25,287	Kennametal Inc.	933,090

17,651	Kirby Corporation	931,443

15,106	Korn Ferry International, (2)	198,795

14,831	Landstar System	732,800

16,100	Lennox International Inc., (2)	703,087

26,441	Lincoln Electric Holdings Inc.	1,054,467

25,333	Manpower Inc.	901,348

13,330	Matson Incorporated	327,385

34	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

18,602	Miller (Herman) Inc.	$340,417

9,792	Mine Safety Appliances Company	336,061

14,592	MSC Industrial Direct Inc., Class A	1,002,908

17,879	Nordson Corporation, (2)	916,478

28,950	Oshkosh Truck Corporation	651,954

31,290	Pentair, Inc., (2)	1,371,441

13,153	Regal-Beloit Corporation	846,659

20,404	Rollins Inc.	481,126

20,823	Shaw Group Inc., (3)	811,056

16,001	SPX Corporation	971,581

34,875	Terex Corporation	680,063

26,519	Timken Company	959,988

15,727	Towers Watson & Company, Class A Shares	922,074

25,354	Trinity Industries Inc.	709,912

15,739	Triumph Group Inc., (2)	984,160

26,649	United Rentals Inc., (3)	770,423

23,923	URS Corporation	838,980

32,472	UTI Worldwide, Inc.	430,254

7,128	Valmont Industries, Inc., (2)	883,017

15,193	Wabtec Corporation	1,202,982

38,881	Waste Connections Inc., (2)	1,196,368

9,237	Watsco Inc., Class A, (2)	627,562

14,019	Werner Enterprises, Inc., (2)	323,559

19,003	Woodward Governor Company	637,931
	Total Industrials	56,883,751
	Information Technology – 14.4%

12,559	ACI Worldwide, Inc., (2)	552,722

24,263	Acxiom Corporation	406,891

20,127	ADTRAN, Inc., (2)	434,341

10,082	Advent Software Inc., (2), (3)	229,466

15,908	Alliance Data Systems Corporation, (2), (3)	2,068,040

29,425	Ansys Inc., (2), (3)	1,764,323

29,540	AOL Inc., (3)	941,144

35,308	Arrow Electronics, Inc., (3)	1,191,645

140,188	Atmel Corporation, (2), (3)	821,502

45,823	Avnet Inc., (3)	1,443,425

39,455	Broadridge Financial Solutions, Inc.	835,262

86,759	Cadence Design Systems, Inc., (2), (3)	1,060,195

31,322	Ciena Corporation, (2), (3)	502,092

68,804	Compuware Corporation	633,685

14,880	Concur Technologies, Inc., (2)	1,004,995

36,858	Convergys Corporation, (2)	543,287

33,742	CoreLogic Inc., (3)	776,066

36,527	Cree, Inc., (2), (3)	874,822

48,121	Cypress Semiconductor Corporation, (3)	514,413

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

19,898	Diebold Inc.	$643,700

10,792	DST Systems Inc.	581,689

15,188	Equinix Inc., (2), (3)	2,706,198

14,189	FactSet Research Systems Inc., (2)	1,319,009

10,831	Fair Isaac Corporation	468,874

40,210	Fairchild Semiconductor International Inc., Class A, (2), (3)	557,311

29,467	Gartner Inc., (2)	1,308,040

24,817	Global Payments Inc.	1,062,664

27,581	Henry Jack and Associates Inc.	957,888

34,198	Informatica Corporation, (3)	1,009,183

48,123	Ingram Micro, Inc., Class A, (3)	721,364

44,944	Integrated Device Technology, Inc., (2), (3)	226,518

21,857	International Rectifier Corporation, (2), (3)	372,443

40,260	Intersil Holding Corporation, Class A, (2)	370,795

12,622	Itron Inc., (3)	491,879

26,698	Lender Processing Services Inc.	658,640

7,346	ManTech International Corporation, Class A, (2)	161,098

72,914	MEMC Electronic Materials, (2), (3)	139,995

29,466	Mentor Graphics Corporation, (3)	450,240

25,380	Micros Systems, Inc., (3)	1,211,641

38,303	Monster Worldwide Inc., (2)	277,697

29,370	National Instruments Corporation, (2)	758,921

50,133	NCR Corporation, (3)	1,169,102

21,132	NeuStar, Inc., Class A, (2), (3)	748,284

37,720	Parametric Technology Corporation	812,489

13,428	Plantronics Inc.	440,707

56,321	Polycom Inc., (3)	492,246

30,784	QLogic Corporation	355,247

17,923	Quest Software Inc., (3)	500,769

33,732	Rackspace Hosting Inc., (2), (3)	1,480,160

87,865	RF Micro Devices, Inc., (2)	340,916

50,079	Riverbed Technology, Inc., (2)	883,394

35,056	Rovi Corporation	469,049

20,166	Semtech Corporation, (2)	481,766

13,545	Silicon Laboratories Inc.	500,488

59,911	Skyworks Solutions Inc., (3)	1,733,225

14,449	Solarwinds, Inc.	771,432

21,951	Solera Holdings Inc.	857,187

46,465	Synopsys Inc., (3)	1,407,425

12,594	Tech Data Corporation, (2), (3)	630,959

115,685	Tellabs Inc.	380,604

52,108	Tibco Software Inc., (3)	1,463,714

39,516	Trimble Navigation Limited, (3)	1,748,978

25,083	ValueClick, Inc., (2), (3)	394,054

34,003	VeriFone Holdings Inc., (2), (3)	1,233,969

36	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

46,909	Vishay Intertechnology Inc., (3)	$462,992

12,277	Wright Express Corporation, (2), (3)	790,393

16,381	Zebra Technologies Corporation, Class A, (3)	565,800
	Total Information Technology	54,169,452
	Materials – 6.4%

28,174	Albemarle Corporation	1,640,290

20,878	AptarGroup Inc.	1,044,109

24,788	Ashland Inc., (2)	1,744,827

20,028	Cabot Corporation	781,092

13,891	Carpenter Technology Inc.	664,823

36,633	Commercial Metals Company	472,199

10,448	Compass Minerals International, Inc., (2)	755,808

14,526	Cytec Industries, Inc.	894,221

11,417	Domtar Corporation	843,260

9,701	Greif Inc.	419,665

16,648	Interpid Potash Inc., (3)	388,564

43,443	Louisiana-Pacific Corporation	448,332

14,413	Martin Marietta Materials, (2)	1,082,993

5,606	Minerals Technologies Inc., (2)	358,448

3,346	NewMarket Corporation	769,178

25,302	Olin Corporation	512,112

30,972	Packaging Corp. of America	953,628

23,735	Reliance Steel & Aluminum Company, (2)	1,221,878

22,327	Rock-Tenn Company	1,299,878

18,796	Royal Gold, Inc., (2)	1,422,481

41,548	RPM International, Inc., (2)	1,101,022

13,701	Scotts Miracle Gro Company, Class A, (2)	546,670

15,770	Sensient Technologies Corporation	559,047

15,308	Silgan Holdings, Inc.	630,843

31,672	Sonoco Products Company	959,978

69,208	Steel Dynamics Inc.	892,091

28,814	Valspar Corporation	1,446,463

16,791	Worthington Industries, Inc., (2)	364,365
	Total Materials	24,218,265
	Telecommunication Services – 0.5%

30,516	Telephone and Data Systems Inc.	739,403

47,449	TW Telecom Inc., (3)	1,192,393
	Total Telecommunication Services	1,931,796
	Utilities – 5.0%

35,052	Alliant Energy Corporation, (2)	1,637,279

43,941	Aqua America Inc., (2)	1,126,647

28,441	Atmos Energy Corporation	1,019,610

13,928	Black Hills Corporation	443,607

19,245	Cleco Corporation	842,161

48,337	Great Plains Energy Incorporated	1,072,115

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)					Value

	Utilities (continued)

30,517	Hawaiian Electric Industries					$869,429

15,826	IDACORP, INC, (2)					667,857

59,652	MDU Resources Group Inc.					1,335,608

26,288	National Fuel Gas Company, (2)					1,286,535

74,553	NV Energy Inc.					1,363,574

30,821	OGE Energy Corp.					1,636,903

25,163	PNM Resources Inc.					523,390

56,293	Questar Corporation, (2)					1,145,563

35,489	UGI Corporation					1,087,738

25,902	Vectren Corporation					773,175

39,861	Westar Energy Inc.					1,218,152

16,262	WGL Holdings Inc.					657,798
	Total Utilities					18,707,141
	Total Common Stocks (cost $310,521,588)					351,800,492

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 30.6%

	Money Market Funds – 30.6%

115,537,261	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (4), (5)					$115,537,261
	Total Investments Purchased with Collateral from Securities Lending (cost $115,537,261)					115,537,261

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 6.6%

	Money Market Funds – 6.0%

22,587,543	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$22,587,543
	U.S. Government and Agency Obligations – 0.6%

$2,350	U.S. Treasury Bill, (7)	0.063%		9/20/12	Aaa	2,349,772
	Total Short-Term Investments (cost $24,937,261)					24,937,315
	Total Investments (cost $450,996,110) – 130.5%					492,275,068
	Other Assets Less Liabilities – (30.5)% (8)					(115,180,277)
	Net Assets – 100%					$377,094,791

Investments in Derivatives at July 31, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P Mid Cap 400 E-Mini Index	Long	272	9/12	$25,529,920	$428,582

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

38	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$351,800,492	$—	$—	$351,800,492
Investments Purchased with Collateral from Securities Lending	115,537,261	—	—	115,537,261
Short-Term Investments:
Money Market Funds	22,587,543	—	—	22,587,543
U.S. Government & Agency Obligations	—	2,349,772	—	2,349,772
Derivatives:
Futures Contracts*	428,582	—	—	428,582
Total	$490,353,878	$2,349,772	$—	$492,703,650
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2012

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$428,582	—	$—
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments (excluding investments in derivatives) was $451,847,517.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$70,250,227
Depreciation	(29,822,676)
Net unrealized appreciation (depreciation) of investments	$40,427,551

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

REIT	Real Estate Investment Trust

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.1%

	Consumer Discretionary – 12.8%

1,670	1-800-Flowers, Class A, (2)	$5,862

5,307	Aeropostale, Inc.	104,654

1,591	AFC Enterprises, Inc., (2)	35,145

4,355	American Axle and Manufacturing Holdings Inc., (2)	46,990

2,462	American Greetings Corporation, Class A, (3)	32,720

1,149	American Public Education Inc., (2), (3)	28,851

550	America’s Car-Mart, Inc., (2)	25,234

1,929	Amerigon, Inc., (2), (3)	21,701

2,153	Ameristar Casinos, Inc.	36,321

3,187	Ann Inc., (2), (3)	86,304

1,744	Arbitron Inc., (3)	61,162

826	Arctic Cat, Inc.	36,344

1,876	Asbury Automotive Group, Inc., (3)	49,076

926	Ascent Media Corporation, (2)	46,096

1,191	Audiovox Corporation, (2)	8,921

1,865	Barnes & Noble Inc., (3)	24,749

857	Bassett Furniture, Inc.	10,498

288	Beasley Broadcast Group, Inc.	1,446

8,044	Beazer Homes USA, Inc., (2), (3)	18,662

2,448	bebe stores, inc.	14,688

6,109	Belo Corp., Class A	41,847

928	Benihana, Inc.	15,052

1,413	Big 5 Sporting Goods Corporation	10,654

71	Biglari Holdings Inc., (2)	26,678

1,545	BJ’s Restaurants, Inc., (2), (3)	61,151

1,370	Black Diamond Group Inc., (2)	13,481

901	Blue Nile Inc., (2), (3)	23,138

935	Bluegreen Corporation	4,479

666	Blyth Inc.	22,830

1,948	Bob Evans Farms	75,037

1,057	Body Central Corporation, (2)	10,929

827	Bon-Ton Stores, Inc., (3)	5,458

3,630	Boyd Gaming Corporation, (3)	20,691

1,237	Bravo Brio Restaurant Group, (2), (3)	22,353

1,148	Bridgepoint Education Inc., (2), (3)	10,447

2,799	Brown Shoe Inc., (3)	38,514

5,833	Brunswick Corporation, (3)	128,268

1,812	Buckle Inc., (3)	70,070

1,178	Buffalo Wild Wings, Inc.	85,511

3,047	Cabela’s Incorporated, (3)	139,979

2,362	Caesar’s Entertainment Corporation, Class A, (3)	19,794

299	CafePress, Incorporated	2,419

4,246	Callaway Golf Company, (3)	23,311

929	Capella Education Company, (3)	24,637

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

3,380	Career Education Corporation, (2)	$15,920

1,378	Caribou Coffee Company, Inc., (3)	15,668

1,157	Carmike Cinemas, Inc.	16,082

996	Carrols Restaurant Group, Inc., (2)	5,388

2,708	Casual Male Retail Group Inc.	10,290

1,769	Cato Corporation	49,532

439	Cavco Industries, Inc.	21,011

1,257	CBRL Group Inc.	78,764

1,275	CEC Entertainment Inc.	43,937

2,397	Central European Media Enterprises Limited, (2), (3)	12,081

3,710	Cheesecake Factory Inc.	124,359

546	Cherokee Inc.	7,316

1,676	Childrens Place Retail Stores Inc., (3)	85,141

850	Churchill Downs Inc., (3)	47,039

963	Citi Trends, Inc., (2), (3)	14,474

2,044	Coinstar Inc., (2), (3)	97,070

3,954	Colective Brands Inc., (2)	85,090

349	Collectors Universe, Inc.	5,092

779	Columbia Sportswear Company, (3)	39,410

1,019	Conn’s, Inc., (3)	18,189

4,070	Cooper Tire & Rubber	71,103

732	Core-Mark Holding Company, Inc.	35,348

5,113	Corinthian Colleges Inc.	10,328

5,873	Crocs, Inc., (2)	90,151

2,242	Crown Media Holdings, Inc., (3)	4,372

636	CSS Industries Inc.	11,919

570	Culp Inc.	5,700

3,665	Cumulus Media, Inc., Class A, (3)	9,236

64	Daily Journal Corporation	6,067

9,645	Dana Holding Corporation, (3)	127,121

1,035	Delete Accumulation File	8,363

456	Delta Apparel Inc., (3)	6,384

6,355	Denny’s Corporation, (2)	27,708

872	Destination Maternity Corporation	15,600

323	Dial Global Inc., (2)	891

697	Digital Domain Media Group Incorporated, (2), (3)	2,955

1,800	Digital Generation Inc., (2), (3)	19,188

994	DineEquity Inc., (3)	52,980

3,740	Dominos Pizza Inc., (2)	127,684

1,599	Dorman Products, Inc., (3)	45,923

1,257	Drew Industries Inc., (2)	33,763

2,025	E.W. Scripps Company, Class A, (2)	18,812

1,741	Education Management Corporation, (2), (3)	6,546

382	Einstein Noah Restaurant Group	6,494

1,596	Entercom Communications Corporation, Class A, (3)	8,682

42	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

3,385	Entravision Communications Corporation, (2)	$4,197

1,581	Ethan Allen Interiors Inc., (3)	32,616

5,112	Exide Technologies	14,978

5,842	Express Inc., (2)	94,056

1,208	Federal Mogul Corporation, Class A Shares	12,020

1,055	Fiesta Restaurant Group, (2)	16,236

7,100	Fifth & Pacific Companies Inc., (2)	78,668

3,330	Finish Line, Inc.	69,530

579	Fisher Communications, Inc.	18,505

294	Flexsteel Industries, Inc.	6,289

2,272	Francescas Holdings Corporation, (3)	71,364

2,379	Freds Inc.	33,782

205	Frisch’s Restaurants Inc.	6,665

1,070	Fuel Systems Solutions, Inc., (2)	18,960

1,084	G III Apparel Group, Limited, (2), (3)	26,634

2,028	Gaylord Entertainment Company, (3)	74,529

282	Geeknet Inc., (2)	5,640

1,599	Genesco Inc., (2)	105,886

1,232	Global Sources, Limited, (2)	7,392

553	Gordmans Stores Inc., (2)	9,368

2,610	Grand Canyon Education Inc., (2)	43,430

1,460	Group 1 Automotive Inc., (3)	78,475

2,843	Harte-Hanks Inc., (3)	17,911

1,207	Haverty Furniture Companies Inc.	13,615

2,071	Helen of Troy Limited, (2)	63,083

1,083	Hhgregg Inc., (2), (3)	7,451

1,760	Hibbett Sporting Goods, Inc.	106,955

4,028	Hillenbrand Inc.	69,644

705	Hooker Furniture Corporation	8,312

2,569	Hosting Site Network, Inc.	108,823

2,714	Hot Topic, Inc.	27,574

6,517	Hovnanian Enterprises Inc., Class A, (3)	15,119

4,686	Iconix Brand Group, Inc.	83,083

433	Ignite Restaurant Group, Incorporated, (3)	5,919

2,585	Interval Leisure Group Inc.	47,409

1,893	Intl Speedway Corporation, Class A	48,537

1,794	Irobot Corporation, (3)	40,831

1,900	Isle of Capri Casinos	11,153

2,826	Jack in the Box Inc., Term Loan	76,274

1,700	JAKKS Pacific Inc.	27,234

4,235	Jamba, Inc., (2)	11,604

369	Johnson Outdoors, Inc., Class A, (3)	7,723

5,362	Jones Apparel Group Inc., (3)	56,676

1,774	Joseph A Bank Clothiers, Inc., (3)	74,969

2,806	Journal Communications Inc.	15,545

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

1,682	K Swiss, Inc.	$5,231

1,743	K12, Inc., (2), (3)	31,513

5,037	KB Home, (3)	46,542

484	Kenneth Cole Productions	7,279

1,077	Kirkland’s, Inc.	11,642

3,758	Krispy Kreme Doughnuts Inc.	22,924

3,378	La Z Boy Inc.	40,401

3,296	LeapFrog Enterprises Inc., (2)	37,871

1,340	Libbey Inc.	19,457

2,800	Life Time Fitness Inc., (2), (3)	127,148

631	Lifetime Brands, Inc.	8,127

1,990	LIN TV Corporation	7,144

1,490	Lincoln Educational Services Corporation	6,496

5,540	Lions Gate Entertainment Corporation, (3)	74,513

1,417	Lithia Motors Inc.	39,478

9,068	Live Nation Inc., (3)	80,887

1,209	Luby’s Inc.	8,016

1,799	Lumber Liquidators Inc., (2), (3)	76,080

1,228	M/I Homes, Inc., (2), (3)	20,373

764	Mac-Gray Corporation	10,566

1,504	Maidenform Brands Inc., (2)	31,704

1,310	Marcus Corporation	17,187

704	Marine Products Corporation	3,837

1,492	Marinemax Inc.	11,100

1,737	Marriott Vacations World, (2)	53,882

1,749	Martha Stewart Living Omnimedia Inc.	5,684

1,896	Matthews International Corporation, Class A	54,984

719	Mattress Firm Holding Corporation, (2), (3)	20,966

3,785	McClatchy Company, Class A, (3)	6,094

2,497	MDC Holdings Inc., (3)	79,554

1,610	MDC Partners, Inc.	15,150

3,307	Mens Wearhouse Inc., (3)	90,116

2,334	Meredith Corporation, (3)	77,115

1,999	Meritage Corporation, (2), (3)	70,165

3,051	Modine Manufacturing Company	20,472

572	Monarch Casino & Resort, Inc.	4,273

2,017	Monro Muffler Brake, Inc., (3)	66,702

1,523	Morgans Hotel Group Company, (2)	7,554

1,149	Movado Group Inc.	26,933

1,476	MTR Gaming Group, Inc.	5,314

1,788	Multimedia Games, Inc., (2), (3)	25,300

174	Nathan’s Famous, Inc.	5,270

660	National American University Holdings Inc.	2,726

3,662	National CineMedia, Inc.	51,781

1,748	New York & Company Inc.	7,953

44	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

8,813	New York Times, Class A, (2)	$68,301

739	Nexstar Broadcasting Group, Inc., (2)	4,818

1,667	Nutri System Inc., (3)	17,479

18,535	Office Depot, Inc., (2)	32,992

5,524	OfficeMax Inc., (2), (3)	24,803

1,503	Orbitz Worldwide Inc., (2)	6,523

124	Orchard Supply Hardware Stores Corporation, (2)	2,078

6,324	Orient Express Hotels Limited, (2)	57,675

886	Outdoor Channel Holdings, Inc.	6,149

744	Overstock.com, Inc., (3)	5,982

914	Oxford Industries Inc.	39,521

1,199	Papa John’s International, Inc.	61,161

866	Peets Coffee and Tea Inc., (3)	65,296

2,868	Penske Auto Group, Inc., (3)	68,545

3,382	Pep Boys – Manny, Moe & Jack	30,675

331	Perfumania Holdings, Inc., (2)	2,847

783	Perry Ellis International, Inc.	14,760

1,220	PetMed Express, Inc., (3)	11,858

6,343	Pier 1 Imports, Inc.	104,596

4,084	Pinnacle Entertainment Inc.	44,311

3,095	Pool Corporation, (3)	114,082

1,678	Premier Exhibitions, Inc., (2)	3,675

8,525	Quicksilver Inc., (2), (3)	24,637

572	R.G. Barry Corporation	7,619

6,493	RadioShack Corporation, (3)	18,895

641	ReachLocal Inc., (2), (3)	7,513

1,093	Reading International Inc., Class A	5,399

942	Red Lions Hotels Corporation	7,046

925	Red Robin Gourmet Burgers, Inc., (2)	27,611

3,711	Regis Corporation, (3)	62,790

3,775	Rent-A-Center Inc.	134,239

610	Rentrak Corporation	11,419

4,182	Ruby Tuesday, Inc., (3)	26,807

1,011	rue21, Inc., (3)	24,911

2,261	Ruth’s Chris Steak House, Inc.	15,194

2,913	Ryland Group Inc., (3)	69,562

231	Saga Comunications Inc, Class A Shares	7,831

7,409	Saks Inc., (2), (3)	77,276

661	Salem Communications Corporation	3,232

1,707	Scholastic Corporation, (3)	51,432

3,738	Scientific Games Corporation, Class A, (2)	31,623

3,278	Sealy Corporation, (3)	5,474

3,750	Select Comfort Corporation, (2)	97,538

380	Shiloh Industries, Inc.	3,994

932	Shoe Carnival, Inc.	20,690

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Consumer Discretionary (continued)

3,588	Shuffle Master Inc.	$52,421

2,336	Shutterfly, Inc., (2), (3)	76,691

3,292	Sinclair Broadcast Group, Series A	33,578

2,490	Six Flags Entertainment Corporation	143,449

2,472	Skechers USA Inc., (3)	49,292

1,056	Skullcandy Inc., (2), (3)	15,217

4,238	Smith & Wesson Holding Corporation	42,804

2,633	Sonic Automotive Inc., Class A, (3)	45,077

3,970	Sonic Corporation	39,303

4,340	Sothebys Holdings Inc., Class A, (3)	127,379

2,646	Spartan Motors, Inc.	13,495

758	Speedway Motorsports Inc.	12,060

1,998	Stage Stores Inc.	37,842

1,296	Standard Motor Products Inc.	18,222

7,087	Standard Pacific Corporation, (2), (3)	40,183

1,764	Stein Mart, Inc.	14,024

965	Steiner Leisure Limited, (2)	40,241

450	Steinway Musical Instrument Inc.	11,088

2,564	Steven Madden Limited	103,663

5,062	Stewart Enterprises, Class A, (3)	34,573

1,829	Stoneridge Inc., (2)	11,742

786	Strayer Education Inc., (3)	57,111

1,250	Sturm, Ruger, & Company, (3)	61,788

1,503	Superior Industries International Inc.	25,686

694	Systemax Inc.	8,654

4,491	Talbots, Inc.	12,305

572	Teavana Holdings Inc., (2)	6,406

3,964	Tenneco Inc.	116,106

4,043	Texas Roadhouse, Inc., (3)	69,984

600	Tilly’s Inc, Class A Shares	9,966

423	Tower International Inc.	3,634

1,515	Town Sports International, (2)	19,574

1,685	True Religion Apparel, Inc.	44,214

2,769	Tuesday Morning Corporation	14,011

1,409	Tumi Holdings Inc., (2)	25,432

918	Unifi Inc.	10,171

1,182	Univeral Electronics Inc.	14,881

1,447	Universal Technical Institute Inc.	16,626

950	US Auto Parts Network, Inc., (2)	4,038

2,313	Vail Resorts, Inc., (3)	114,817

2,875	Vallassis Communications Inc., (3)	64,831

86	Value Line, Inc., (3)	1,020

1,315	Vera Bradley Inc., (2), (3)	29,969

1,442	Vitacost.com, Inc., (2)	9,517

1,923	Vitamin Shoppe Inc., (2), (3)	105,611

46	Nuveen Investments

Shares	Description (1)	Value

	Consumer Discretionary (continued)

2,680	Warnaco Group, Inc.	$114,329

950	West Marine, Inc.	9,719

5,815	Wet Seal Inc.	15,933

460	Weyco Group, Inc.	10,948

142	Winmark Corporation	7,844

1,908	Winnebago Industries Inc., (3)	19,328

3,597	WMS Industries Inc.	66,077

3,188	Wolverine World Wide Inc., (3)	141,643

1,600	World Wrestling Entertainment Inc., (3)	12,400

1,664	Zagg Inc., (2)	18,470

1,431	Zumiez, Inc., (3)	51,988
	Total Consumer Discretionary	10,163,725
	Consumer Staples – 3.3%

205	Alico Inc.	5,992

5,595	Alliance One International, Inc., (3)	18,240

1,195	Andersons, Inc.	45,374

326	Annie’s Incorporated	13,285

6	Arden Group, Inc.	521

3,159	B&G Foods Inc., (3)	88,452

527	Boston Beer Company, Class A, (3)	56,768

761	Calavo Growers, Inc., (3)	20,532

944	Cal-Maine Foods, Inc.	35,617

2,439	Casey’s General Stores, Inc.	144,950

4,672	Central European Distribution Corporation, (3)	15,231

2,693	Central Garden & Pet Company, Class A, (3)	30,754

3,001	Chiquita Brands International Inc.	15,545

265	Coca-Cola Bottling Company Consolidated	17,800

668	Craft Brewers Alliance Inc.	5,705

7,680	Darling International Inc.	126,874

1,415	Diamond Foods Inc., (3)	23,022

2,305	Dole Food Company Inc., (3)	27,130

1,645	Elizabeth Arden, Inc., (2), (3)	64,171

436	Farmer Brothers Company	3,401

1,250	Female Health Company	7,688

2,345	Fresh Del Monte Produce Inc.	57,453

160	Griffin Land & Nurseries, Inc.	4,608

2,406	Hain Celestial Group Inc., (2), (3)	133,990

2,690	Harbinger Group Inc., (2)	24,909

2,884	Harris Teeter Supermarkets Incorporated, (3)	119,225

810	Ingles Markets, Inc.	13,252

1,034	Inter Parfums, Inc.	16,813

853	Inventure Group	6,534

966	J&K Snack Foods Corporation	55,825

519	John B Sanfillippo & Son, Inc.	8,802

1,137	Lancaster Colony Corporation, (3)	78,783

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Consumer Staples (continued)

294	Lifeway Foods, Inc.	$3,105

502	Limoneira Company	8,986

885	Medifast, Inc., (2), (3)	24,869

778	Nash Finch Company	14,906

666	National Beverage Corporation	9,657

718	Nature’s Sunshine Products	11,100

591	Nutraceutical International Corporation, (2)	8,812

320	Oil Dri Corporation	7,018

1,243	Omega Protein Corporation, (2)	10,354

376	Orchids Paper Products Company	6,392

1,477	Pantry, Inc.	21,018

3,940	Pilgrim’s Pride Corporation, (2), (3)	18,321

1,803	Post Holdings Inc.	53,369

3,231	Prestige Brands Holdings Inc., (2)	53,021

1,142	PriceSmart, Inc., (3)	82,247

738	Revlon Inc., Class A	10,738

43,097	Rite Aid Corporation, (2)	49,993

1,305	Roundys Inc., (3)	12,528

1,500	Sanderson Farms Inc., (3)	55,245

872	Schiff Nutrition International Inc.	15,243

593	Seneca Foods Corporation	14,635

3,852	Smart Balance Inc., (2), (3)	36,671

3,035	Snyders Lance Inc., (3)	71,110

1,419	Spartan Stores, Inc., (3)	24,407

1,500	Spectrum Brands Inc., (2)	55,245

9,516	Star Scientific, Inc., (2), (3)	35,970

13,861	SUPERVALU INC., (2), (3)	34,237

731	Susser Holdings Corporation	26,396

1,112	Synutra International Inc., (2), (3)	6,316

719	The Chef’s Warehouse Inc., (3)	11,612

1,614	Tootsie Roll Industries Inc., (3)	39,511

2,282	Treehouse Foods Inc., (2), (3)	127,769

3,107	United Natural Foods Inc.	168,710

1,375	Universal Corporation, (3)	62,618

387	USANA Health Sciences, Inc., (2), (3)	17,407

3,252	Vector Group Ltd.	55,251

550	Village Super Market, Inc.	19,476

962	WD 40 Company	46,224

618	Weis Markets Inc.	26,902

794	Westway Group, Inc., (2)	4,700
	Total Consumer Staples	2,649,335
	Energy – 5.7%

5,391	Abraxas Petroleum Corporation, (3)	13,531

138	Adams Resources and Energy, Incorporated	5,735

666	Alon USA Energy, Inc.	7,273

48	Nuveen Investments

Shares	Description (1)	Value

	Energy (continued)

1,976	Amyris Inc., (2), (3)	$7,647

597	Apco Oil and Gas International Inc., (2), (3)	9,994

1,889	Approach Resources Inc., (2), (3)	49,870

13,862	Arch Coal Inc., (3)	99,945

2,913	ATP Oil & Gas Corporation, (2), (3)	4,224

2,015	Basic Energy Services, Inc., (2), (3)	21,802

3,420	Berry Petroleum Company, Class A, (3)	130,028

3,142	Bill Barrett Corporation, (2), (3)	66,171

561	Bolt Technology Corporation	8,163

626	Bonanza Creek Energy Inc., (3)	10,974

6,829	BPZ Resources, Inc., (3)	15,570

2,333	Bristow Group Inc., (3)	106,781

2,912	C&J Energy Services Inc., (2), (3)	54,687

6,277	Cal Dive International Inc., (2), (3)	10,169

2,575	Callon Petroleum Company Del, (2)	12,798

2,585	Carrizo Oil & Gas, Inc., (2)	65,168

369	Ceres Inc.	3,199

385	Clayton Williams Energy, (3)	15,893

4,315	Clean Energy Fuels Corporation, (3)	60,885

3,917	Cloud Peak Energy Inc., (2)	64,826

3,143	Comstock Resources Inc.	50,854

833	Contango Oil & Gas Company, (2)	49,355

450	Credo Petroleum Corporation	6,494

1,402	Crimson Exploration Inc., (2)	6,169

2,436	Crosstex Energy, Inc.	32,862

1,066	CVTR Energy Inc., (2)	30,445

518	Dawson Geophysical Company	11,935

879	Delek US Holdings Inc.	17,351

2,624	Dril Quip Inc., (3)	192,365

3,043	Endeavor International Corporation, (2), (3)	26,079

1,860	Energy Partners Limited, (2)	31,434

5,151	Energy XXI Limited Bermuda, (3)	160,608

1,080	Evolution Petroleum Corporation, (2)	9,018

4,234	Exterran Holdings, Inc., (2)	62,536

963	Forbes Energy Services Limited	4,247

7,692	Forest Oil Corporation, (3)	52,690

1,448	Forum Energy Technologies Incorporated	30,176

3,311	Frontline Limited, (2), (3)	12,251

3,456	FX Energy, Inc.	23,259

1,535	GasLog Limited, (3)	15,212

3,852	Gastar Exploration, Limited	7,511

1,383	GeoResources, Inc.	46,275

1,995	Gevo Inc.	7,741

1,268	Global Geophysical Services Inc., (2)	7,443

1,697	Goodrich Petroleum Corporation, (2), (3)	19,685

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Energy (continued)

1,629	Great Plains Renewable Energy, Inc.	$7,233

1,094	Gulf Island Fabrication, Inc.	30,424

1,752	Gulfmark Offshore Inc.	62,984

3,634	Gulfport Energy Corporation	74,860

4,603	Halcon Resources Corporation	30,380

428	Hallador Energy Company, (2)	3,219

2,441	Harvest Natural Resources Inc., (2)	19,235

8,737	Heckmann Corporation, (3)	26,910

6,899	Helix Energy Solutions Group, (2)	123,354

10,349	Hercules Offshore Inc.	37,153

2,306	Hornbeck Offshore Services Inc., (2)	97,659

8,617	ION Geophysical Corporation	57,303

69	Isramco, Inc.	7,382

9,862	Key Energy Services Inc.	78,995

1,724	Kior Inc., Class A Shares	13,171

1,595	Knightsbridge Tankers Limited	13,733

17,211	Kodiak Oil & Gas Corporation, (2), (3)	143,712

2,194	Lufkin Industries Inc.	101,034

9,622	Magnum Hunter Resources Corporation, (2), (3)	36,564

888	Matador Resources Company, (3)	9,297

1,698	Matrix Service Company	17,591

6,627	McMoran Exploration Corporation, (3)	86,549

1,568	Midstates Petroleum Company Incorporated, (2)	13,359

1,995	Miller Energy Resources Incorporated, (3)	7,761

830	Mitcham Industries, Inc.	14,666

804	Natural Gas Services Group, (2)	11,658

5,870	Newpark Resources Inc., (3)	40,092

3,399	Nordic American Tanker Shipping Ltd, (3)	39,768

4,148	Northern Oil and Gas Inc., (3)	65,372

5,218	Oasis Petroleum Inc., (2), (3)	136,607

1,710	Overseas Shipholding Group Inc., (3)	9,781

416	OYO Geospace Corporation	39,428

451	Panhandle Oil and Gas Inc.	13,846

7,680	Parker Drilling Company	35,558

1,954	PDC Energy Inc., (2), (3)	51,195

2,992	Penn Virginia Corporation	20,046

3,695	Petroquest Energy Inc., (2), (3)	20,359

851	PHI Inc Non-Voting, (2)	22,705

4,041	Pioneer Energy Services Corporation	32,490

7,670	Quicksilver Resources Inc., (2), (3)	34,668

211	Renewable Energy Group Inc., (2)	1,044

14,925	Rentech, Inc.	29,701

3,152	Resolute Energy Corporation, (2), (3)	27,328

2,819	Rex Energy Inc., (3)	35,745

396	Rex Stores Corporation	6,989

50	Nuveen Investments

Shares	Description (1)	Value

	Energy (continued)

805	RigNet, Inc.	$15,037

3,455	Rosetta Resources, Inc.	144,143

756	Sanchez Energy Corporation, (2), (3)	12,580

1,184	Saratoga Resources Inc.	7,092

2,458	Scorpio Tankers Inc., (2)	14,773

2,604	SemGroup Corporation, A Shares, (2)	87,781

2,955	Ship Financial International Limited, (3)	42,788

2,137	Solazyme Inc., (2), (3)	29,341

3,230	Stone Energy Corporation, (2), (3)	84,820

2,798	Swift Energy Company	52,295

2,555	Synergy Resources Corporation	7,512

1,894	Targa Resources Corporation	83,431

4,114	Teekay Tankers Limited, Class A Shares, (3)	16,003

1,981	Tesco Corporation, (2)	22,960

5,066	TETRA Technologies, (2)	35,107

951	TGC Industries Inc.	6,638

2,890	Triangle Petroleum Corporation, (2), (3)	16,155

973	Union Drilling, Inc., (2)	3,483

4,309	Uranerz Energy Corporation, (2), (3)	6,636

5,535	Uranium Energy Corporation, (3)	11,070

3,777	Vaalco Energy Inc., (2)	27,685

12,505	Vantage Drilling Company, (2), (3)	19,633

1,919	Venoco Inc., (2), (3)	17,789

3,138	Voyager Oil & Gas Inc., (2)	3,546

2,268	W&T Offshore Inc.	41,935

4,683	Warren Resources Inc., (2)	10,865

3,522	Western Refining Inc.	82,873

710	Westmoreland Coal Company	5,226

2,541	Willbros Group Inc.	17,406

1,620	ZaZa Energy Corporation, (2)	6,124
	Total Energy	4,480,963
	Financials – 20.4%

978	1st Source Corporation	21,731

1,951	1st United Bancorp, (2)	11,569

2,865	Acadia Realty Trust – REIT, (3)	68,588

483	Access National Corporation	6,675

10,349	Adams Resources & Energy, Incorporated	114,046

1,032	AG Mortgage Investment Trust Inc.	23,292

729	Agree Realty – REIT	17,153

132	Alexander’s – REIT	56,400

304	Alliance Financial Corporation	10,680

5,830	Alterra Capital Holdings Limited	135,664

2,159	American Assets Trust Inc	56,134

2,368	American Capital Mortgage Investment Corporation, (3)	58,134

3,914	American Equity Investment Life Holding Company, (3)	45,676

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

511	American National Bankshares, Inc., (3)	$11,559

671	American Safety Insurance Holdings, (2), (3)	11,977

1,526	Ameris Bancorp., (2), (3)	18,220

1,181	Amerisafe, Inc., (2)	29,484

532	Ames National Corporation, (3)	11,512

1,549	Amtrust Financial Services, Inc., (3)	46,145

8,959	Anworth Mortgage Asset – REIT, (3)	59,488

1,322	Apollo Commercial Real Estate Finance – REIT	22,077

13,251	Apollo Investment	101,768

1,396	Apollo Residential Mortgage – REIT	27,962

502	Ares Commercial Real Estate Corporation	8,403

1,763	Argo Group International Holdings Inc.	51,850

547	Arlington Asset Investment Corporation	12,231

15,304	Armour Residential – REIT, (3)	117,229

652	Arrow Financial Corporation, (3)	15,857

2,010	Artio Global Investors Inc., (3)	6,492

3,485	Ashford Hospitality Trust – REIT	26,591

3,234	Associated Estates Realty – REIT	48,284

5,587	Astoria Financial Corporation, (3)	52,630

645	AV Homes Inc., (2)	7,985

538	Baldwin & Lyons, Class B, (3)	12,498

411	BancFirst Corporation	16,695

1,846	Banco Latinoamericano de Exportaciones S.A	37,511

1,880	Bancorp, Inc., (2)	17,578

6,068	BancorpSouth Inc., (3)	87,925

2,955	Bank Mutual Corporation	12,588

370	Bank of Kentucky Financial Corporation	9,091

341	Bank of Marin Bancorp California, (3)	12,760

1,907	Bank of the Ozarks, Inc.	61,386

1,303	BankFinancial Corporation	10,242

1,189	Banner Corporation	27,026

254	Bar Harbor Bankshares	8,847

5,093	BBCN Bancorp Inc., (2)	57,755

2,137	Beneficial Mutual Bancorp Inc., (2)	18,293

280	Berkshire Bancorp, Inc.	2,316

1,448	Berkshire Hills Bancorp, Inc.	32,522

6,429	BGC Partners Inc., Class A	31,952

4,804	BlackRock Kelso Capital Corporation, (3)	45,398

648	BofI Holdings, Inc., (2)	13,070

5,104	Boston Private Financial Holdings Inc., (3)	48,029

561	Bridge Bancorp Inc.	11,248

588	Bridge Capital Holdings	9,132

4,147	Brookline Bancorp, Inc.	34,876

733	Bryn Mawr Bank	15,158

536	BSB Bancorp Inc., (2)	6,673

52	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

209	C & F Financial, Inc., (3)	$8,554

1,257	Calamos Asset Management, Inc. Class A, (3)	13,286

131	California First National Bancorp.	2,127

493	Camden National Corporation	17,783

2,030	Campus Crest Communities – REIT	22,249

738	Cape Bancorp Inc.	6,849

898	Capital Bank Corporation	2,128

733	Capital City Bank	5,373

195	Capital Southwest Corporation, (3)	20,358

4,373	CapLease – REIT, (3)	19,897

6,111	Capstead Mortgage – REIT, (3)	86,043

1,858	Cardinal Financial Corporation	23,782

385	Cascade Bancorp.	1,994

1,889	Cash America International, Inc., (3)	72,386

5,141	Cathay General Bancorp.	83,233

3,915	Cedar Shopping Centers – REIT, (3)	20,162

776	Center Bancorp, Inc.	8,575

1,930	Centerstate Banks of Florida, Inc.	14,958

1,412	Central Pacific Financial Corporation	18,921

222	Century Bancorp, Inc.	6,678

399	Charter Financial Corporation, (3)	3,539

889	Chatham Lodging Trust – REIT	12,224

1,763	Chemical Financial Corporation	39,544

2,067	Chesapeake Lodging Trust – REIT	35,077

419	CIFC Corporation, (2)	3,071

782	Citizens & Northern Corporation	14,459

2,542	Citizens Inc., (3)	26,284

2,615	Citizens Republic Bancorp., (2)	47,070

979	City Holding Company, (3)	32,356

550	Clifton Savings Bancorp, Inc.	5,363

812	CNB Financial Corporation	13,374

15,282	CNO Financial Group Inc., (3)	126,688

2,278	Cobiz, Inc.	15,263

1,206	Cohen & Steers Inc., (3)	39,798

5,742	Colonial Properties Trust – REIT, (3)	130,056

2,115	Colony Financial – REIT, (3)	38,810

2,591	Columbia Banking Systems Inc.	46,768

2,500	Community Bank System Inc.	68,775

912	Community Trust Bancorp, Inc.	30,953

270	Consolidated Tomoka Land Company	7,598

1,342	Coresite Realty Corporation	35,778

5,860	Cousins Properties – REIT	44,477

5,714	Cowen Group, Inc, Class A, (3)	14,285

1,657	Crawford & Co	6,694

462	Credit Acceptance Corporation	44,287

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

178	Crescent Financial Corporation	$947

4,374	Crexus Investment – REIT	45,840

8,045	CubeSmart – REIT, (3)	96,460

5,739	CVB Financial	67,720

10,844	CYS Investments – REIT	156,804

16,131	DCT Industrial Trust – REIT, (3)	100,980

2,793	DFC Global Corporation, (2)	53,542

175	Diamond Hill Investment Group, Inc., (2)	13,074

12,280	DiamondRock Hospitality – REIT, (3)	116,169

1,999	Dime Community Bancshares, Inc.	28,986

498	Donegal Group, Inc., B	6,673

8,390	Doral Financial Group, (2)	11,410

2,037	Duff & Phelps Corporation, Class A	30,025

4,005	Dupont Fabros Technology – REIT, (3)	107,735

3,549	Dynex Capital – REIT, (3)	36,874

1,076	Eagle Bancorp, Inc.	19,099

434	Eastern Insurance Holdings, Inc.	6,883

1,860	EastGroup Properties – REIT, (3)	99,473

1,348	Edelman Finacnial Group Inc., (3)	11,687

6,189	Education Realty Trust – REIT	72,535

1,288	eHealth, Inc., (2), (3)	23,661

296	EMC Insurance Group Inc.	5,985

2,241	Employers Holdings, Inc.	40,069

552	Enstar Group, Limited, (2)	51,601

375	Enterprise Bancorp, Inc.	6,229

1,165	Enterprise Financial Services Corporation	14,621

3,057	Entertainment Properties Trust – REIT	138,054

1,040	Epoch Holding Corporation	21,923

3,582	Equity One – REIT	77,694

801	ESB Financial Corporation, (3)	11,286

656	ESSA Bancorp Inc.	6,934

1,458	Everbank Financial Corporation, (2)	17,467

1,868	Evercore Partners Inc.	43,282

2,198	Excel Trust – REIT	26,904

3,016	EZCORP, Inc.	67,860

9,114	F.N.B. Corporation PA, (3)	99,160

1,227	Farmers National Banc Corporation	7,215

902	FBL Financial Group Inc.	27,917

2,620	FBR Capital Markets Corporation, (2)	7,624

632	Federal Agricultural Mortgage Corporation	15,888

8,112	FelCor Lodging Trust – REIT, (2)	39,262

623	Fidelity Southern Corporation	5,659

616	Fidus Investment Corporation	9,412

5,383	Fifth Street Finance Corporation, (3)	54,422

3,026	Financial Engines Inc., (3)	56,798

54	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

903	Financial Institutions, Inc.	$15,532

6,758	First American Corporation	123,807

564	First Bancorp Maine	9,475

971	First Bancorp of North Carolina, Inc.	8,273

4,591	First Bancorp of Puerto Rico, (3)	17,354

4,951	First Busey Corporation, (3)	23,072

1,465	First California Financial Group, Inc.	9,830

2,012	First Cash Financial Services, Inc., (2)	80,681

6,872	First Commonwealth Financial Corporation, (3)	48,173

1,021	First Community Bancshares, Inc.	14,794

1,149	First Connecticut Bancorp., (3)	15,293

624	First Defiance Financial Corporation	10,140

226	First Federal Bancshares of Arkansas, Inc.	1,880

3,822	First Financial Bancorp.	60,999

2,019	First Financial Bankshares, Inc., (3)	69,645

715	First Financial Corporation	21,200

1,062	First Financial Holdings, Inc.	12,532

1,046	First Financial Northwest Inc., (2)	8,577

5,788	First Industrial Realty Trust – REIT, (2)	73,739

1,061	First Interstate BancSystem Inc., Montana	15,289

3,543	First Marblehead Corporation	3,791

1,869	First Merchants Corporation	26,596

4,790	First Midwest Bancorp, Inc.	54,127

491	First of Long Island Corporation	14,087

693	First Pactrust Bancorp, Inc.	7,796

3,329	First Potomac Realty Trust – REIT	38,583

558	Firsthand Technology Value Fund, Incorporated	9,001

7,162	FirstMerit Corporation	116,024

3,367	Flagstone Reinsurance Holdings SA	23,502

2,016	Flushing Financial Corporation, (3)	28,446

653	FNB United Corporation, (3)	7,758

2,276	Forestar Real Estate Group Inc., (2), (3)	25,901

376	Fortegra Financial Corp, (2)	2,978

879	Fox Chase Bancorp.	13,097

803	Franklin Financial Corporation, (2)	12,960

4,734	Franklin Street Properties – REIT	49,092

383	FX Alliance Inc.	8,464

1,540	FXCM Inc, Class A Shares	16,170

432	Gain Capital Holdings Inc.	2,074

441	GAMCO Investors Inc.	19,708

809	German American Bancorp, Inc., (3)	16,463

1,659	Getty Realty – REIT, (3)	30,824

4,540	GFI Group, Inc.	14,437

4,698	Glacier Bancorp, Inc.	71,269

1,352	Gladstone Capital – REIT	11,019

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

1,119	Gladstone Commercial – REIT, (3)	$19,348

1,419	Gladstone Investment Corporation	10,245

9,107	Glimcher Realty Trust	91,252

826	Global Indemnity PLC, (2)	15,876

935	Golub Capital BDC Inc., (3)	14,380

2,421	Government Properties Income Trust – REIT	55,441

2,998	Gramercy Capital Corporation	7,105

653	Great Southern Bancorp., (3)	20,014

1,567	Green Dot Corporation, Class A Shares, (2)	16,359

801	Greene County Bankshares, Inc.	1,450

1,898	Greenhill & Co Inc., (3)	75,389

1,801	Greenlight Capital Re, Ltd, (2)	42,432

1,261	GSV Capital Corporporation, (3)	12,887

4,974	Guaranty Bancorp., (2)	9,550

78	Gyrodyne Company of America, Inc.	8,891

931	Hallmark Financial Services, Inc., (2)	7,681

4,982	Hancock Holding Company	151,851

2,023	Hanmi Financial Corporation	22,152

1,992	Harris & Harris Group, Inc.	7,410

5,000	Healthcare Realty Trust – REIT, (3)	122,800

948	Heartland Financial USA, Inc., (3)	24,771

3,247	Hercules Technology Growth Capital, Inc., (3)	36,464

1,339	Heritage Commerce Coporation	8,208

1,005	Heritage Financial Corporation	13,919

567	Heritage Financial Group	7,592

1,312	Heritage Oaks Bancorp, (2)	7,085

11,231	Hersha Hospitality Trust – REIT, (3)	54,583

2,131	HFF Inc., Class A, (2), (3)	27,831

4,827	Highwoods Properties – REIT, Inc.	163,490

2,560	Hilltop Holdings Inc.	26,906

83	Hingham Institution for Savings	5,039

447	Home Bancorp Inc., (2), (3)	7,519

1,440	Home Bancshares, Inc., (3)	43,416

1,024	Home Federal Bancorp, Inc.	10,158

856	Home Loan Servicing Solutions Limited, (3)	12,309

468	Homeowners Choice Inc.	8,485

284	HomeStreet Inc., (2), (3)	10,411

2,563	Horace Mann Educators Corporation	44,699

244	Horizon Bancorp.	6,583

409	Horizon Technology Finance Corporation	6,699

2,341	Hudson Pacific Properties – REIT, (3)	41,623

1,002	Hudson Valley Holding Corporation	16,894

1,897	IberiaBank Corporation	88,837

2,383	ICG Group Inc., (2)	21,304

521	Independence Holding Company	4,918

56	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

1,378	Independent Bank Corporation, (3)	$40,940

797	Infinity Property and Casualty Corporation, (3)	46,075

4,955	Inland Real Estate – REIT	39,541

3,478	International Bancshares Corporation	63,752

899	INTL FCStone Inc., (2), (3)	17,126

7,537	Invesco Mortgage Capital – REIT, (3)	149,157

2,650	Investment Technology Group, (2)	21,942

2,974	Investors Bancorp, Inc., (2)	48,387

5,594	Investors Real Estate Trust – REIT, (3)	45,647

80	Investors Title Company	4,281

5,510	iStar Financial – REIT, (2), (3)	37,027

1,045	JMP Group Inc.	6,510

592	Kaiser Federal Financial Group Inc.	8,608

274	Kansas City Life Insurance Company	9,516

2,269	Kbw Inc., (3)	36,554

1,422	KCAP Financial Incorporated, (3)	11,319

771	Kearny Financial Corporation	7,494

2,819	Kennedy-Wilson Holdings Inc., (3)	38,564

3,578	Kite Realty Group Trust – REIT	17,997

6,448	Knight Trading Group Inc., (3)	66,608

6,838	Ladenburg Thalmann Financial Services Inc., (2)	9,710

1,762	Lakeland Bancorp, Inc.	16,598

1,040	Lakeland Financial Corporation	26,770

5,592	LaSalle Hotel Properties – REIT, (3)	146,846

7,747	Lexington Corporate Properties Trust – REIT, (3)	69,258

1,986	LTC Properties – REIT	70,900

3,248	Maiden Holdings, Ltd	27,576

1,827	Main Street Capital Corporation	44,780

1,293	Mainsource Financial Group	15,102

887	Manning & Napier Inc.	12,099

2,384	Marketaxess, (3)	72,044

557	Marlin Business Services Corporation	8,556

3,570	MB Financial, Inc.	72,078

5,014	MCG Capital Corporation, (3)	21,961

3,422	Meadowbrook Insurance Group, Inc.	24,091

1,168	Medallion Financial Corporation	12,941

8,854	Medical Properties Trust – REIT, (3)	87,212

1,132	Medley Capital Corporation	14,037

562	Mercantile Bank Corporation, (3)	9,307

333	Merchants Bancshares, Inc.	8,805

509	Meridian Interstate Bancorp, Inc., (2)	7,823

890	Metro Bancorp, Inc., (2)	11,125

1,033	Metrocorp Bancshares, Inc., (3)	10,681

12,310	MGIC Investment Corporation, (2), (3)	29,667

554	MicroFinancial Incorporated	5,346

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

350	Middleburg Financial Corporation	$5,660

545	Midsouth Bancorp Inc.	7,766

444	MidWestOne Financial Group Inc., (3)	9,448

1,189	Mission West Properties – REIT	10,475

2,627	Monmouth Real Estate Investment – REIT	29,265

3,271	Montpelier Re Holdings Limited	66,270

1,542	MVC Capital Inc.	19,599

273	NASB Financial, Inc.	5,184

445	National Bankshares, Inc., (3)	13,537

2,659	National Financial Partners Corp., (2), (3)	39,486

1,566	National Health Investors – REIT	84,079

443	National Interstate Corporation	11,602

7,949	National Penn Bancshares, Inc.	70,269

143	National Western Life Insurance Company	20,247

1,251	Nationstar Mortgage Holdings, Incorporated, (3)	27,547

693	Navigators Group, Inc.	33,562

2,212	NBT Bancorp, Inc.	46,474

1,657	Nelnet Inc.	38,956

2,028	Netspend Holdings, Inc., (2), (3)	17,846

778	New Mountain Finance Corporation	11,055

1,471	New York Mortgage Trust, Inc.	10,003

1,753	Newstar Financial, Inc., (2), (3)	20,896

1,390	NGP Capital Resources Company	10,147

624	Nicholas Financial, Inc.	8,249

987	Northfield Bancorp Inc.	14,775

422	Northrim Bancorp, Inc.	8,508

8,710	Northstar Realty Finance – REIT	47,992

6,258	Northwest Bancshares Inc.	72,906

858	OceanFirst Financial Corporation	11,677

7,018	Ocwen Financial Corporation, (2), (3)	138,676

6,182	Old National Bancorp.	75,668

6,909	Omega Healthcare Investors – REIT, (3)	167,474

720	OmniAmerican Bancorp Inc., (2)	15,113

759	One Liberty Properties – REIT	14,338

1,426	OneBeacon Insurance Group Limited, Class A	18,096

662	Oppenheimer Holdings Inc., Class A	9,208

2,716	Oriental Financial Group Inc., (3)	28,192

2,749	Oritani Financial Corporation	38,733

273	Pacific Capital Bancorp., (2)	12,454

1,183	Pacific Continental Corporation	10,919

697	Pacific Mercantile Bancorp.	4,656

1,982	Pacwest Bancorp.	45,408

829	Park National Corporation, (3)	56,156

2,132	Park Sterling Bank Inc., (2)	9,786

1,411	Parkway Properties – REIT	15,704

58	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

579	Peapack Gladstone Financial Corporation	$8,859

3,751	Pebblebrook Hotel Trust – REIT	85,223

3,654	Penn Real Estate Investment Trust – REIT	52,471

3,682	Pennantpark Investment Corporation	38,440

250	Penns Woods Bancorp, Inc.	9,738

2,640	PennyMac Mortgage Investment Trust – REIT	55,625

697	Peoples Bancorp, Inc., (3)	15,236

398	Peoples Federal Bancshares, Inc.	6,670

3,699	PHH Corporation, (2), (3)	59,961

7,939	Phoenix Companies Inc., (2)	12,941

1,459	PICO Holdings, Inc.	35,176

2,260	Pinnacle Financial Partners, Inc., (2)	44,183

1,068	Piper Jaffray Companies	22,759

2,237	Platinum Underwriters Holdings Limited, (3)	85,051

2,579	Potlatch – REIT	89,259

767	Preferred Bank Los Angeles	8,268

1,519	Presidential Life Corporation	21,099

3,073	Primerica Inc.	84,108

3,944	Privatebancorp, Inc.	60,422

9,694	Prospect Capital Corporation, (3)	107,410

3,100	Prosperity Bancshares, Inc., (3)	125,767

635	Provident Financial Holdings, Inc.	7,772

3,885	Provident Financial Services Inc.	59,169

2,444	Provident New York Bancorp.	20,187

1,195	PS Business Parks – REIT, (3)	80,794

624	Pzena Investments Management, Inc.	2,402

8,705	Radian Group Inc., (3)	24,374

3,258	RAIT Financial Trust – REIT, (3)	15,117

3,000	Ramco-Gershenson Properties Trust – REIT, (3)	38,220

5,162	Redwood Trust – REIT, (3)	66,538

315	Regional Management Corporation	4,753

1,609	Renasant Corporation, (3)	28,479

636	Republic Bancorp, Inc., (3)	15,016

784	Resource America Inc.	4,759

5,535	Resource Capital – REIT, (3)	30,166

3,095	Retail Opportunity Investments Corporation, (3)	37,728

1,272	RLI Corporation	81,930

6,968	RLJ Lodging Trust – REIT	122,637

1,799	Rockville Financial Inc.	20,958

483	Roma Financial Corporation	4,390

1,446	Rouse Properties Inc., (3)	20,013

1,888	S&T Bancorp, Inc., (3)	31,152

2,419	Sabra Health Care Real Estate Investment Trust – REIT	44,800

1,357	Safeguard Scientifics Inc.	20,993

731	Safety Insurance Group, Inc.	30,980

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

1,547	Sandy Spring Bancorp, Inc.	$27,552

494	Saul Centers – REIT, (3)	20,570

984	SCBT Financial Corporation, (3)	36,447

1,286	Seabright Insurance Holdings Inc.	10,841

4,656	Seacoast Banking Corporation of Florida	6,518

601	Select Income – REIT	15,121

3,470	Selective Insurance Group Inc.	59,892

691	SI Financial Group, Inc.	8,085

763	Sierra Bancorp.	8,149

1,113	Simmons First National Corporation	25,977

2,391	Solar Capital Limited	54,443

620	Solar Senior Capital Limited	10,559

1,109	Southside Bancshares, Inc., (3)	23,134

1,248	Southwest Bancorp, Inc.	11,482

1,893	Sovran Self Storage – REIT, (3)	108,090

1,562	STAG Industrial Inc.	22,587

7,601	Starwood Property Trust – REIT, (3)	169,198

940	State Auto Financial Corporation	12,192

2,031	State Bank Financial Corporation, (3)	32,313

1,476	StellarOne Corporation	19,764

1,987	Sterling Bancorp.	19,055

1,748	Sterling Financial Corporation, (3)	35,065

1,168	Stewart Information Services Corporation, (3)	19,938

3,506	Stifel Financial Corporation, (3)	105,531

12,084	Strategic Hotels & Resorts – REIT, (2)	73,229

629	Suffolk Bancorp.	8,177

1,995	Summit Hotel Properties – REIT, (3)	16,559

2,556	Sun Bancorp, Inc., (2)	7,515

1,728	Sun Communities – REIT, (3)	80,508

8,938	Sunstone Hotel Investors – REIT, (3)	89,469

12,268	Susquehanna Bancshs Inc.	130,777

1,872	SWS Group Inc., (2)	10,727

722	SY Bancorp, Inc., (3)	16,873

5,056	Symetra Financial Corporation	58,801

1,064	Taylor Capital Group, Inc., (3)	18,567

375	TCP Capital Corporation	5,445

2,466	Technology Investment Capital Corporation	24,019

835	Tejon Ranch Company	21,702

856	Terreno Realty – REIT	12,763

710	Territorial Bancorp Inc.	16,685

2,477	Texas Capital BancShares, Inc., (2), (3)	106,734

780	THL Credit Inc.	10,764

2,103	Thomas Properties Group, Inc.	10,599

604	Tompkins Financial Corporation, (3)	23,713

2,369	Tower Group Inc., (3)	44,158

60	Nuveen Investments

Shares	Description (1)	Value

	Financials (continued)

1,720	Towne Bank, (3)	$24,596

394	Tree.com Inc., (2)	5,090

1,781	Triangle Capital Corporation, (3)	40,838

1,043	Trico Bancshares, (3)	15,906

5,975	TrustCo Bank Corporation NY, (3)	32,922

4,229	Trustmark Corporation, (3)	102,257

18,251	Two Harbors Investment – REIT	209,329

2,109	UMB Financial Corporation, (3)	101,359

860	UMH Properties – REIT	9,615

7,365	Umpqua Holdings Corporation, (3)	91,915

1,301	Union First Market Bankshares Corporation	19,866

3,283	United Bankshares, Inc., (3)	76,494

2,725	United Community Banks, Inc., (2)	18,557

932	United Financial Bancorp.	13,281

1,383	United Fire Group Inc.	27,107

762	Universal Health Realty Income Trust – REIT, (3)	33,177

1,204	Universal Insurance Holdings Inc.	3,853

1,077	Univest Corporation of Pennsylvania	17,135

1,481	Urstadt Biddle Properties – REIT, (3)	28,124

2,016	ViewPoint Financial Group	35,492

1,751	Virginia Commerce Bancorp, Inc., (2)	14,131

424	Virtus Investment Partners Inc., (2)	35,497

621	Walker & Dunlop Inc., (2)	7,849

1,871	Walter Investment Management Corporation	42,322

985	Washington Banking Company, (3)	13,770

4,236	Washington Real Estate Investment Trust – REIT, (3)	113,101

915	Washington Trust Bancorp, Inc., (3)	22,710

478	Waterstone Financial Inc.	1,592

4,711	Webster Financial Corporation	96,670

1,484	WesBanco, Inc.	30,734

999	West Bancorp, Inc.	10,130

1,238	West Coast Bancorp.	24,624

1,730	Westamerica Bancorp., (3)	79,580

4,567	Western Alliance Bancorporation, (2), (3)	42,108

522	Western Asset Mortgage Capital Corporation, (3)	10,659

1,623	Westfield Financial Inc.	12,108

435	Westwood Holding Group Inc.	16,204

663	Whitestone – REIT	9,050

3,952	Wilshire Bancorp, Inc., (2), (3)	25,056

1,905	Winthrop Realty Trust – REIT	23,165

2,371	Wintrust Financial Corporation, (3)	87,039

3,825	WisdomTree Investments Inc., (2)	25,589

718	World Acceptance Corporation, (3)	51,172

497	WSFS Financial Corporation	20,591

244	Zilow Inc, (2), (3)	9,189
	Total Financials	16,138,785

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care – 12.4%

1,446	Abaxis, Inc.	$51,608

2,183	Abiomed, Inc., (3)	49,227

1,503	Acadia Healthcare Company Inc., (2)	24,258

3,679	Accretive Health Inc., (2), (3)	49,961

4,657	Accuray, Inc., (3)	29,386

3,475	Achillion Pharmaceuticals, Inc., (2), (3)	23,005

2,619	Acorda Therapeutics, Inc., (2)	63,039

791	Acura Pharmaceutical Inc., (2), (3)	1,471

1,632	Aegerion Pharmaceuticals Inc., (2)	24,774

2,359	Affymax, Inc., (2), (3)	38,287

4,612	Affymetrix, Inc., (2), (3)	19,324

1,489	Agenus Inc., (2)	7,192

838	Air Methods Corporation, (2)	91,367

3,714	Akorn, Inc.	50,770

4,692	Align Technology, Inc., (2), (3)	159,340

7,996	Alkermes Inc., (2), (3)	148,646

5,063	Allos Therapeutics, Inc.	8,962

528	Almost Family, Inc.	11,621

3,027	Alnylam Pharmaceuticals, Inc., (2), (3)	56,575

3,571	Alphatec Holdings, Inc., (2)	6,285

1,360	AMAG Pharmaceuticals Inc., (2)	21,053

1,967	Amedisys, Inc., (3)	23,978

1,969	Amicus Therapeutics, Inc., (2)	9,707

2,667	AMN Healthcare Services Inc.	15,575

1,678	Ampio Pharmaceuticals Inc., (2), (3)	5,118

2,008	AmSurg Corporation, (2)	59,316

784	Anacor Pharmaceuticals Inc., (3)	4,626

807	Analogic Corporation	51,664

1,605	AngioDynamics, Inc., (2)	17,671

769	Anika Therapeutics, Inc.	9,343

5,958	Antares Pharma Inc., (3)	28,777

12,876	Arena Pharmaceuticals, Inc., (3)	107,643

3,979	ArQule Inc., (2)	24,073

5,822	Array Biopharma, Inc., (2)	29,925

1,806	Arthrocare Corporation	53,421

1,256	Assisted Living Concepts Inc., (3)	17,597

6,080	Astex Pharmaceuticals Inc., (2)	15,078

2,341	AthenaHealth Inc., (2), (3)	214,192

952	AtriCure, Inc., (2)	7,968

102	ATRION Corporation	21,012

3,160	Auxilium Pharmaceuticals, Inc., (2)	85,130

8,861	Avanir Pharmaceuticals, (2), (3)	25,342

2,542	Aveo Pharmaceuticals Inc., (3)	33,300

703	BG Medicine Inc., (2)	4,696

3,211	BioCryst Pharaceuticals, Inc., (2)	14,257

62	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

1,390	Biodelivery Sciences, Inc., (2)	$6,589

1,579	Bio-Reference Laboratories, Inc., (2), (3)	39,080

2,868	Bioscrip, Inc., (2)	18,240

318	BioSpecifics Technologies Corporation, (3)	5,746

1,991	BioTime Inc., (2), (3)	7,685

3,928	Cadence Pharmaceuticals, Inc., (2), (3)	16,655

1,891	Cambrex Corporation	17,454

1,385	Cantel Medical Corporation	36,176

1,838	Capital Senior Living Corporation, (3)	20,659

1,095	Cardiovascular Systems, Inc., (3)	10,030

3,835	Celldex Therapeutics, Inc., (2)	19,827

271	Cempra Inc., (2)	2,144

3,361	Centene Corporation, (2)	127,852

4,285	Cepheid, Inc., (2), (3)	137,291

3,553	Cerus Corporation, (3)	10,730

1,278	Chemed Corporation, (3)	80,220

354	ChemoCentryx Inc., (2)	5,129

754	Chindex International, Inc.	7,879

892	Clovis Oncology Inc., (3)	15,779

1,709	Codexis Inc.	5,264

711	Computer Programs and Systems, Inc.	35,195

2,049	Conceptus Inc., (3)	38,070

1,819	Conmed Corporation	49,913

3,166	Corcept Therapeutics, Inc., (3)	11,461

561	Cornerstone Therapeutics Inc., (2)	4,320

1,157	Coronado Biosciences Inc., (2)	6,873

358	Corvel Corporation	16,518

1,784	Cross Country Healthcare, Inc.	8,135

1,794	CryoLife Inc.	9,975

4,136	Cubist Pharmaceuticals Inc., (3)	178,096

776	Cumberland Pharmaceuticals Inc.	4,734

5,161	Curis, Inc., (3)	24,979

1,821	Cyberonics, (2)	78,849

622	Cynosure, Inc.	15,575

3,569	Cytori Therapeutics, Inc., (2), (3)	9,351

10,057	Dendreon Corporation, (2), (3)	47,871

3,639	DepoMed, Inc.	20,087

605	Derma Sciences Inc.	6,056

4,477	DexCom, Inc., (3)	49,292

2,832	Discovery Labs, Inc.	7,165

1,569	DUSA Pharmaceuticals, Inc.	8,582

6,452	Dyax Corporation, (2)	17,098

11,373	Dynavax Technologies Corporation	43,900

1,691	Emergent BioSolutions, Inc., (2)	24,706

2,006	Emeritus Corporation	34,002

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

1,934	Endocyte Inc., (2), (3)	$14,872

3,613	Endologix, Inc., (2), (3)	42,453

1,048	Ensign Group Inc.	29,396

1,655	EnteroMedics, Inc.	5,495

2,758	Enzon Inc.	18,286

1,217	Epocrates Inc., (2)	9,176

3,732	EXACT Sciences Corporation, (2)	38,253

546	Exactech, Inc., (2)	9,036

1,910	ExamWorks Group Inc., (2), (3)	24,926

9,697	Exelixis, Inc., (2), (3)	60,606

2,696	Five Star Quality Care Inc., (2)	9,625

1,340	Fluidigm Corporation, (2), (3)	17,433

635	Furiex Pharmaceuticals Inc., (2)	12,205

1,093	Genomic Health, Inc., (2)	36,692

1,965	Gentiva Health Services, Inc., (2)	13,087

8,626	Geron Corporation, (3)	14,837

1,498	Greatbatch, Inc., (2)	34,199

516	Greenway Medical Technologies Inc., (2)	7,064

1,727	GTX, Inc., (2)	6,079

1,651	Haemonetics Corporation, (3)	118,723

5,860	Halozyme Therapeutics, Inc., (2), (3)	52,857

2,229	Hanger Orthopedic Group Inc., (2)	57,441

3,582	Hansen Medical, Inc., (3)	6,340

1,618	Harvard Bioscience, Inc.	5,987

6,217	HealthSouth Corporation, (3)	139,261

1,276	Healthstream, Inc., (2)	35,651

2,183	Healthways Inc.	24,471

924	Heartware International Inc., (3)	82,504

699	Hi Tech Pharmacal Company, Inc., (2)	24,018

5,614	HMS Holdings Corporation, (2), (3)	193,178

1,378	Horizon Pharma Inc., (2), (3)	7,868

772	ICU Medical, Inc., (2), (3)	41,171

4,882	Idenix Pharmaceuticals Inc., (2), (3)	49,455

2,600	ImmunoCellular Therapeutics, Limited, (3)	8,190

5,451	Immunogen, Inc., (2), (3)	87,979

4,226	Immunomedics, Inc., (3)	14,622

4,376	Impax Laboratories Inc., (2), (3)	97,235

4,270	Indevus Pharmaceuticals Inc, (4)	—

1,272	Infinity Pharmaceuticals, Inc., (2), (3)	22,209

3,121	Insulet Corporation, (2)	61,047

1,273	Integra Lifesciences Holdings Corporation, (3)	48,960

572	Integramed America, Inc., (2)	7,968

4,271	Intermune, Inc., (2)	37,713

2,078	Invacare Corporation	29,279

1,052	IPC The Hospitalist Company, Inc., (2)	45,236

64	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

1,144	IRIS International, Inc., (2)	$11,886

4,909	Ironwood Pharmacauticals Inc., (2), (3)	63,179

6,542	ISIS Pharmaceuticals, Inc., (3)	79,289

2,713	Jazz Pharmaceuticals, Inc., (2), (3)	130,414

4,650	Keryx Biopharmaceuticals, Inc., (3)	8,463

3,455	Kindred Healthcare Inc., (2), (3)	32,719

605	Landauer Inc.	34,461

1,043	Lannett Company Inc.	4,933

12,965	Lexicon Genetics, Inc., (3)	31,375

1,014	LHC Group, Inc., (2)	18,140

1,261	Ligand Pharmceuticals, Inc., (2)	24,400

2,723	Luminex Corporation, (2)	46,645

1,830	Magellan Health Services, Inc.	88,206

2,361	Mako Surgical Corporation, (3)	30,079

7,366	MannKind Corporation, (2), (3)	17,531

1,626	MAP Pharmaceuticals, Inc., (2), (3)	22,943

3,375	Masimo Corporation, (3)	75,600

1,806	Maxygen, Inc.	10,890

3,809	MedAssets Inc.	50,241

3,601	Medicines Company	90,169

3,753	Medicis Pharmaceutical Corporation, Class A, (3)	123,549

1,452	Medidata Solutions, Inc., (2)	51,415

233	Mediware Information Systems, Inc.	3,213

487	Medtox Scientific, Inc.	13,149

3,854	Merge Healthcare Incorporated, (3)	11,408

2,694	Meridian Bioscience, Inc., (3)	45,017

2,746	Merit Medical Systems, Inc., (3)	37,098

993	Merrimack Pharmaceuticals, Incorporated	7,914

2,883	Metropolitan Health Networks Inc.	24,304

2,570	Mmodal Inc., (2)	36,802

1,956	Molina Healthcare Inc., (2)	47,746

3,059	Momenta Pharmaceuticals, Inc., (2), (3)	43,499

784	MWI Veterinary Supply, Inc., (2)	71,415

657	National Healthcare Corporation	28,691

164	National Research Corporation	8,252

1,924	Natus Medical, Inc.	23,781

6,302	Navidea Biopharmaceuticals Incorporated, (2), (3)	24,074

7,329	Nektar Therapautics, (3)	62,443

1,489	Neogen Corporation, (3)	57,282

4,330	Neurocrine Biosciences Inc., (2)	32,908

828	NewLink Genetics Corporation, (3)	9,837

7,568	Novavax, Inc., (3)	16,877

5,626	NPS Pharmaceuticals, Inc., (2)	43,376

2,820	NuVasive, Inc., (2)	58,910

3,215	Nxstage Medical, Inc., (2), (3)	48,386

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

1,191	Obagi Medical Products, Inc., (2)	$18,270

1,687	Omeros Corporation, (3)	15,942

2,194	Omnicell, Inc., (2)	28,632

933	OncoGenex Pharmacuetical Inc., (2), (3)	13,025

3,731	Oncothyreon Inc., (3)	15,782

6,996	Opko Health Inc., (2), (3)	29,663

3,073	Optimer Pharmaceuticals, Inc., (2), (3)	41,977

3,541	OraSure Technologies, Inc., (2)	37,570

3,940	Orexigen Therapeutics Inc., (3)	19,424

1,223	Orthofix International NV, (2)	50,155

1,072	Osiris Therapeutics, Inc., (2), (3)	9,348

4,095	Owens and Minor Inc., (3)	115,520

2,422	Pacific Biosciences of California Inc., (2)	4,384

1,204	Pacira Pharmaceuticals, Inc., (3)	18,433

2,370	Pain Therapeutics, Inc., (2), (3)	8,722

1,275	Palomar Medical Technologies, Inc.	10,213

2,326	Par Pharmaceuticals Inc., (2)	116,207

3,911	Parexel International Corporation	107,631

654	PDI Inc., (2)	4,696

9,135	PDL Biopahrma Inc., (3)	62,027

594	Pernix Therapeutics Holdings, Incorporated, (2)	4,526

3,553	Pharmacyclics, Inc., (3)	189,055

1,887	Pharmerica Corporation, (2)	19,417

855	PhotoMedex, Inc., (3)	11,876

1,737	Pozen Inc., (2)	10,960

1,974	Progenics Pharmaceuticals, Inc.	10,285

833	Providence Service Corporation	10,746

3,328	PSS World Medical Inc., (2), (3)	69,522

2,582	Quality Systems Inc., (3)	41,725

3,510	Questcor Pharmaceuticals Inc., (2), (3)	129,414

1,830	Quidel Corporation, (2), (3)	28,676

3,190	Raptor Pharmaceuticals Corporation, (2), (3)	15,886

2,014	Repligen Corporation	8,096

967	Repros Therapeutics, Inc.	8,790

4,667	Rigel Pharmaceuticals, Inc., (3)	51,057

692	Rochester Medical Corporation	6,906

1,362	Rockwell Medical Technologies, Inc., (3)	12,285

3,647	RTI Biologics Inc., (2)	12,983

612	Sagent Pharmaceuticals Inc., (3)	11,934

3,435	Sangamo Biosciences, Inc., (3)	18,068

3,575	Santarus, Inc.	25,990

3,709	SciClone Pharmaceuticals, Inc., (2), (3)	21,327

6,200	Seattle Genetics, Inc., (3)	162,192

2,875	Select Medical Corporation, (2)	30,619

7,481	Sequenom, Inc., (3)	21,022

66	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

2,296	SIGA Technologies, Inc., (3)	$6,681

1,244	Skilled Healthcare Group Inc., (2)	6,755

4,023	Solta Medical Inc., (2)	13,155

2,239	Spectranetics Corporation, (2)	26,420

3,887	Spectrum Pharmaceuticals, Inc., (2), (3)	54,379

2,371	STAAR Surgical Company	12,187

3,804	Steris Corporation, (3)	114,615

815	Sucampo Pharmaceuticals, Inc.	3,293

1,668	Sun Healthcare Group Inc., (2)	13,944

1,828	Sunesis Pharmaceuticals, Inc., (3)	5,429

3,800	Sunrise Assisted Living Inc., (2), (3)	25,384

220	Supernus Pharmaceuticals Incorporated, (3)	2,691

980	Surmodics Inc.	15,621

2,395	Symmetry Medical, Inc.	18,561

682	Synageva BioPharma Corporation, (2), (3)	34,141

2,684	Synergy Pharmaceuticals Inc., (3)	10,978

2,425	Synta Pharmaceuticals Corporation, (2), (3)	17,824

1,771	Targacept, Inc., (2)	7,651

1,854	Team Health Holdings Inc., (2)	49,502

4,128	Theravance Inc., (2), (3)	120,249

2,937	Threshold Pharmaceuticals, Inc., (3)	20,383

987	Tornier N.V, (2), (3)	21,536

824	Transcept Pharmaceuticals Inc., (2)	5,018

1,270	Triple-S Management Corporation, Class B Shares	23,139

1,623	Trius Therapeutics, Inc., (2)	8,943

5,249	Unilife Corporation, (2), (3)	16,587

2,453	Universal American Corporation, (2)	21,979

758	US Physical Therapy, Inc.	19,458

214	Utah Medical Products, Inc.	7,246

1,806	Vanda Pharmaceuticals, Inc.	7,278

2,076	Vanguard Health Systems Inc., (2)	17,646

1,089	Vascular Solutions, Inc., (2)	14,527

816	Ventrus Biosciences Inc.	2,987

404	Verastem Inc., (2), (3)	3,773

5,473	Vical, Inc., (3)	18,937

4,545	ViroPharma, Inc.	98,672

6,511	Vivus, Inc., (3)	136,926

438	Vocera Communications Incorporated, (3)	11,756

3,481	Volcano Corporation, (2)	92,072

2,814	Wellcare Health Plans Inc., (2)	182,403

2,212	West Pharmaceutical Services Inc., (3)	110,113

2,568	Wright Medical Group, Inc., (2), (3)	47,868

2,272	Xenoport, Inc., (2)	17,903

4,446	XOMA Limited, (3)	16,139

362	Young Innovations, Inc.	13,065

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

1,106	Zeltiq Aesthetics Inc, (2), (3)	$5,685

4,306	ZIOPHARM Oncology, Inc., (2), (3)	24,243

3,562	Zogenix Inc., (2)	7,836
	Total Health Care	9,857,340
	Industrials – 13.9%

6,993	A123 Systems Inc., (2), (3)	3,077

1,207	Aaon, Inc., (3)	22,052

2,632	AAR Corporation	37,401

3,510	ABM Industries Inc.	65,286

3,245	Acacia Research, (2)	91,866

7,379	Acco Brands Corporation, (2), (3)	62,500

3,091	Accuride Corporation, (2)	16,042

1,752	Aceto Corporation	15,383

1,168	Acorn Energy Inc., (3)	10,138

4,760	Actuant Corporation, (3)	135,470

2,783	Acuity Brands Inc., (3)	161,247

2,563	Aegion Corporation, (2)	44,596

1,087	Aerovironment, Inc.	25,392

3,836	Aircastle LTD	45,380

3,459	Ait Transport Servcies Group Inc., (2)	16,707

467	Alamo Group Inc.	13,370

4,604	Alaska Air Group, Inc.	160,449

1,804	Albany International Corporation, Class A	32,292

906	Allegiant Travel Company, (2), (3)	64,380

1,760	Altra Industrial Motion, Inc.	29,075

565	AMERCO	52,771

1,317	Ameresco Inc., Class A Shares, (2)	16,015

1,177	American Ecology Corporation	22,952

626	American Railcar Industries, (2)	19,049

2,380	American Reprographics Co	10,401

583	American Science & Engineering Inc.	33,254

2,869	American Superconductor Corporation, (3)	10,644

603	American Woodmark Company	10,052

548	Ampco-Pittsburgh Corporation	8,609

2,112	API Technologies Corporation, (2), (3)	7,265

1,848	Apogee Enterprises, Inc., (3)	29,919

2,723	Applied Industrial Technologies Inc., (3)	101,187

643	Argan, Inc., (2)	10,166

1,633	Arkansas Best Corporation	22,356

1,036	Asset Accceptance Capital Corporation, (2)	6,040

722	Asta Funding, Inc.	6,729

1,311	Astecx Industries Inc.	38,281

686	Astronics Corporation	20,635

616	AT Cross Company, Class A Shares	5,932

1,725	Atlas Air Worldwide Holdings Inc., (3)	78,246

68	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

6,932	Avis Budget Group Inc.	$99,613

1,650	AZZ Inc.	50,672

3,543	Barnes Group Inc.	84,536

488	Barrett Business Services, Inc.	12,747

3,061	Beacon Roofing Supply Company, (3)	81,147

3,043	Belden Inc.	97,772

3,197	Blount International Inc.	45,461

1,577	Bluelinx Holdings Inc., (2)	3,391

3,204	Brady Corporation	85,002

3,241	Briggs & Stratton Corporation	56,523

3,086	Brinks Company	71,595

2,923	Builders FirstSource, Inc., (2)	10,523

838	CAI International Inc., (2)	17,330

19,496	Capstone Turbine Corporation, (2), (3)	20,276

602	Cascade Corporation	28,360

1,696	Casella Waste Systems, Inc.	8,565

2,532	CBIZ Inc., (2), (3)	13,394

895	CDI Corporation	14,463

469	CECO Environmental Corporation	3,752

1,288	Celadon Group, Inc.	19,230

3,537	Cenveo Inc., (2)	6,685

1,600	Ceradyne Inc.	35,200

1,952	Chart Industries, Inc., (2), (3)	126,607

1,137	CIRCOR International Inc.	35,008

3,240	CLARCOR, Inc.	156,654

568	Coleman Cable Inc.	4,925

1,267	Columbus McKinnon Corporation NY	18,638

2,435	Comfort Systems USA Inc.	23,839

1,850	Commercial Vehicle Group Inc.	14,264

73	CompX International Inc.	937

542	Consolidated Graphics Inc.	12,851

2,218	Corporate Executive Board Company, (3)	102,316

662	Courier Corporation	7,361

367	CPI Aerostructures, Incorporated	4,165

696	CRA International, Inc., (2)	10,781

1,039	Cubic Corporation	50,256

3,064	Curtiss Wright Corporation	91,828

1,138	Delete Accumulation File	7,477

3,304	Deluxe Corporation	93,569

2,362	DigitalGlobe Inc., (2), (3)	45,988

1,952	Dolan Media Company, (2)	9,526

1,858	Dollas Thrifty Automotive Group Inc., (2)	138,235

1,446	Douglas Dynamics Inc., (3)	19,333

574	DXP Enterprises, Inc.	25,371

2,263	Dycom Industries Inc.	39,421

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

881	Dynamic Material Corporation	$14,722

406	Eastern Company	7,247

965	Echo Global Logistics, Inc., (2), (3)	17,409

978	Edgen Group Incorporated	7,335

4,358	Emcor Group Inc.	114,746

1,431	Encore Capital Group, Inc.	40,068

1,225	Encore Wire Corporation	33,565

2,941	Energy Recovery, Inc., (2), (3)	6,617

5,128	EnergySolutions Inc.	8,512

1,610	EnerNOC, Inc.	10,207

3,132	EnerSys, (2)	106,958

1,674	Ennis Inc.	24,005

518	Enphase Energy Incorporated	3,010

1,329	EnPro Industries Inc., (2)	45,811

1,710	ESCO Technologies Inc.	61,577

2,002	Esterline Technologies Corporation, (3)	117,557

795	Exponent, Inc., (2)	41,094

4,062	Federal Signal Corporation	23,032

3,126	Flow International Corporation	10,003

1,887	Forward Air Corporation	63,139

904	Franklin Covey Company	9,411

1,531	Franklin Electric Company, Inc.	86,364

768	Freightcar America Inc.	15,621

2,702	FTI Consulting Inc.	68,982

10,337	Fuelcell Energy Inc., (2)	10,750

2,432	Furmanite Corporation	10,895

1,203	G&K Services, Inc.	37,907

2,040	Genco Shipping and Trading Limited, (2)	4,406

3,899	GenCorp Inc., (3)	32,947

1,616	Generac Holdings Inc.	36,877

2,645	Genesee & Wyoming Inc., (2), (3)	164,149

4,168	Geo Group Inc., (2)	96,364

1,033	GeoEye, Inc., (2)	26,269

1,994	Gibraltar Industries Inc.	18,983

1,123	Global Power Equipment Group Inc., (3)	23,078

978	Gorman-Rupp Company, (3)	27,149

953	GP Strategies Corporation, (2)	16,306

650	Graham Corporation	11,083

2,483	Granite Construction Inc.	64,310

3,861	Great Lakes Dredge & Dock Corporation	27,529

1,492	Greenbrier Companies Inc.	24,320

3,064	Griffon Corporation	26,933

1,875	H&E Equipment Services, Inc.	26,475

762	Hardinge, Inc.	6,949

3,238	Hawaian Holdings Inc., (3)	20,626

70	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

4,265	Healthcare Services Group, Inc., (3)	$92,465

3,240	Heartland Express, Inc., (3)	45,036

3,441	Heico Corporation, (3)	122,809

1,175	Heidrick & Struggles International, Inc.	15,722

502	Heritage-Crystal Clean, Inc., (2)	8,775

6,504	Hexcel Corporation, (2), (3)	151,478

1,611	Hill International, Inc.	6,267

2,974	HNI Corporation, (3)	79,019

1,142	Houston Wire & Cable Company, (3)	13,076

2,365	Hub Group, Inc.	70,359

2,172	Hudson Global Inc.	9,883

414	Hurco Companies, Inc.	8,446

1,498	Huron Consulting Group, Inc., (3)	50,453

1,264	ICF International, Inc., (2)	31,056

3,433	II VI Inc.	59,872

2,074	Innerworkings, Inc., (2), (3)	24,867

1,471	Insperity Inc.	38,599

1,132	Insteel Industries, Inc.	11,275

3,825	Interface, Inc.	50,720

2,144	Interline Brands Inc.	54,415

349	International Shipholding Corp.	6,450

622	Intersections, Inc.	8,857

15,834	JetBlue Airways Corporation, (3)	87,245

1,890	John Bean Technologies Corporation	27,689

790	Kadant Inc., (2), (3)	16,361

1,723	Kaman Corporation	56,135

2,094	Kaydon Corporation	44,183

1,712	Kelly Services, Inc., (3)	20,304

1,214	Keyw Holding Corporation	13,366

1,907	KForce Inc.	22,064

2,128	Kimball International Inc., Class B	19,897

3,919	Knight Transportation Inc.	60,078

3,130	Knoll Inc.	42,850

3,123	Korn Ferry International, (3)	41,099

2,621	Kratos Defence & Security Solutions Inc., (2), (3)	14,809

1,261	Layne Christensen Company, (2), (3)	26,607

579	LB Foster Company, (3)	17,133

830	Lindsay Manufacturing Company	58,847

588	LMI Aerospace, Inc.	10,602

1,251	LSI Industries, Inc.	8,069

1,102	Lydall Inc.	14,062

998	Marten Transport, Ltd.	17,914

3,806	MasTec Inc., (2), (3)	60,744

1,617	McGrath Rentcorp.	43,028

6,302	Meritor Inc., (2), (3)	29,493

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

2,579	Metalico Inc.	$5,003

941	Met-Pro Corp.	8,516

566	Michael Baker Corporation	14,275

1,222	Middleby Corporation, (2), (3)	119,658

720	Midwest Air Group Inc.	11,822

3,809	Miller (Herman) Inc.	69,705

1,802	Mine Safety Appliances Company	61,845

1,021	Mistras Group Inc., (2)	22,952

2,496	Mobile Mini, Inc., (2), (3)	35,743

2,917	Moog Inc., CLass A Shares	106,150

1,775	Mueller Industries Inc.	75,668

10,232	Mueller Water Products Inc.	36,221

881	Multi Color Corporation	17,127

1,339	MYR Group Inc., (2)	21,852

374	Nacco Industries Inc.	37,456

308	National Presto Industries Inc., (3)	20,494

3,313	Navigant Consulting Inc., (2)	38,530

1,268	NCI Building Systems Inc.	13,644

428	NL Industries Inc.	5,050

1,111	NN, Incorporated	9,999

506	Nortek Inc., (2)	25,816

598	Northwest Pipe Company	14,561

4,782	Odyssey Marine Exploration Inc., (3)	17,980

3,048	Old Dominion Frght Line	129,235

178	OmegaFlex, Inc.	1,778

2,804	On Assignment, Inc.	43,714

3,852	Orbital Sciences Corporation, (2), (3)	50,461

1,736	Orion Marine Group Inc., (2)	12,551

2,249	Pacer International, Inc., (2)	9,446

566	Park Ohio Holdings Corporation	9,718

258	Patrick Industries, Inc.	3,003

397	Patriot Transportation Holding, Inc., (2)	9,226

1,356	Peerless Manufacturing Company, (2), (3)	10,848

10,113	Pendrell Corporation, (2), (3)	11,225

1,276	PGT, Inc., (2)	3,751

1,124	Pike Electric Corporation	9,633

1,100	Porfolio Recovery Associates, Inc., (2)	93,148

566	Powell Industries Inc.	19,397

156	Preformed Line Products Company, (3)	8,444

1,954	Primoris Services Corporation	24,132

327	Proto Labs Incorporated, (3)	12,370

1,622	Quad Graphics Inc., (3)	24,963

1,396	Quality Distribution, Inc., (2)	14,100

2,436	Quanex Building Products Corporation	41,168

1,372	RailAmerica, Inc.	37,634

72	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

1,155	Rand Logistics, Inc.	$9,563

2,366	Raven Industries, Inc., (3)	77,439

1,449	RBC Bearings Inc., (2)	67,871

3,097	Republic Airways Holdings, Inc.	14,091

2,782	Resources Connection, Inc.	31,409

1,881	Rexnord Corporation	36,491

838	Roadrunner Transportation System Inc., (2)	14,640

2,533	Robbins & Myers, Inc.	116,113

1,381	RPX Corporation, (2)	17,332

2,081	Rush Enterprises, Class A	33,608

1,046	Saia, Inc., (2)	23,640

762	Sauer-Danfoss, Inc.	27,577

758	Schawk Inc.	8,626

20	Seaboard Corproation	44,000

709	SeaCube Container Leasing Limited	12,450

164	SIFCO Industries, Incorporated	3,157

2,672	Simpson Manufacturing Company Inc.	64,769

3,397	Skywest Inc.	23,779

2,543	Smith AO Corporation	125,675

2,716	Spirit Airline Holdings, (3)	58,421

1,017	Standard Parking Corporation, (3)	21,571

824	Standex International Corporation	35,251

5,110	Steelcase Inc.	43,793

1,058	Sterling Construction Company, Inc.	10,506

1,349	Sun Hydraulics Corporation	30,460

5,157	Swift Transportation Company, (2)	42,803

7,356	Swisher Hygiene Inc., (3)	14,786

2,549	Sykes Enterprises Inc.	37,700

691	Sypris Solutions, Inc.	4,291

1,908	TAL International Group Inc.	65,158

3,572	Taser International, Inc., (2)	19,325

1,300	Team, Inc.	40,482

2,360	Teledyne Technologies Inc.	147,028

1,229	Tennant Company, (3)	51,212

4,005	Tetra Tech, Inc., (2), (3)	102,969

803	Textainer Group Holdings Limited, (3)	30,209

2,242	The Advisory Board Company, (2), (3)	100,868

961	Thermon Group Holdings Inc., (2), (3)	20,642

2,758	Titan International Inc., (3)	57,008

1,154	Titan Machinery, Inc., (2), (3)	32,820

827	TMS International Corporation, Class A Shares, (2)	8,088

1,000	Trex Company Inc., (2), (3)	25,480

2,104	TriMas Corporation, (2)	45,741

2,638	TrueBlue Inc., (2), (3)	40,150

2,332	Tutor Perini Corporation	26,492

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Industrials (continued)

556	Twin Disc, Inc., (3)	$10,886

910	UniFirst Corporation	56,984

2,741	United Stationers, Inc.	69,101

1,287	Universal Forest Products Inc.	41,094

353	Universal Truckload Services, Inc., (2)	5,256

10,602	US Airways Group Inc., (2), (3)	121,499

4,838	USG Corporation, (3)	78,569

1,310	Viad Corporation	22,702

1,258	Vicor Corporation	8,441

265	VSE Corporation	6,084

4,462	Wabash National Corporation	30,252

425	WageWorks, Incorporated	6,031

1,920	Watsco Inc., Class A, (3)	130,445

1,933	Watts Water Technologies, Inc.	65,026

2,815	Werner Enterprises, Inc., (3)	64,970

1,349	Wesco Aircraft Holdings Inc.	18,009

355	Willis Lease Finance Corporation	4,452

4,515	Woodward Governor Company, (3)	151,569

1,152	XPO Logistics, Incorporated	14,653

1,755	Zipcar Inc, (2), (3)	18,305
	Total Industrials	10,991,792
	Information Technology – 16.1%

3,057	3D Systems Corporation, (2), (3)	116,166

3,558	Accelrys, Inc., (2)	28,891

2,597	ACI Worldwide, Inc., (3)	114,294

2,536	Active Network Inc., (2), (3)	35,986

3,218	Actuate Corporation, (2)	20,788

5,214	Acxiom Corporation	87,439

4,155	ADTRAN, Inc., (3)	89,665

2,798	Advanced Energy Industriess Inc.	34,471

2,108	Advent Software Inc., (2), (3)	47,978

1,275	Aeroflex Holding Corporation	7,663

1,105	Agilysys Inc., (2)	9,602

1,122	Alpha & Omega Semiconductor Limited, (2)	8,651

176	Ambient Corporation, (2)	1,031

1,531	American Software, Inc.	12,340

6,032	Amkor Technology Inc., (3)	32,151

4,600	Anadigics Inc.	5,842

972	Anaren Microwave Inc.	19,508

1,890	Ancestry.com Inc., (3)	63,258

2,323	Angie’s List, (3)	30,199

1,862	Anixter International Inc.	105,966

4,070	Applied Micro Circuits Corporation, (2)	23,280

7,952	Arris Group Inc., (2)	100,911

7,303	Aruba Networks, Inc., (3)	103,557

74	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

6,111	Aspen Technology Inc.	$142,875

2,033	ATMI Inc., (2)	38,586

395	Audience Incorporated, (3)	7,130

2,907	AuthenTec Inc., (3)	24,419

522	AVG Technologies NV	5,236

4,002	Aviat Networks Inc., (2)	9,045

1,949	Avid Technology Inc., (2)	17,950

749	Aware Inc., (2)	4,636

7,029	Axcelis Technologies Inc.	5,975

2,110	AXT Inc., (2)	7,364

968	Badger Meter Inc., (3)	32,806

3,017	Bankrate Inc., (2), (3)	48,121

678	Bazaarvoice Inc., (3)	10,509

676	Bel Fuse, Inc., Class B	12,188

3,902	Benchmark Electronics Inc., (2)	61,496

1,154	Black Box Corporation	30,743

2,948	Blackbaud, Inc.	79,537

2,534	Blucora Inc.	38,644

2,308	Bottomline Technologies, Inc.	43,829

369	Brightcove Inc., (2)	5,465

4,512	Brightpoint Inc.	40,473

1,795	Broadsoft Inc., (2), (3)	44,067

4,249	Brooks Automation Inc.	39,346

1,539	Cabot Microelectronics Corporation, (2)	45,247

1,686	CACI International Inc., (3)	95,175

1,875	CalAmp Corporation	14,119

2,564	Calix Inc., (2), (3)	11,820

2,264	Callidus Software, Inc., (2), (3)	10,482

736	Carbonite Inc.	7,139

2,882	Cardtronics Inc., (2), (3)	89,371

595	Cass Information Systems, Inc.	22,610

3,247	Cavium Networks Inc., (2), (3)	87,734

1,516	CEVA, Inc.	23,559

2,640	Checkpoint Systems Inc.	20,302

4,757	Ciber, Inc., (2)	17,839

6,475	Ciena Corporation, (2), (3)	103,794

4,255	Cirrus Logic Inc., (3)	156,456

2,798	Cognex Corporation, (3)	94,572

1,516	Coherent Inc., (2)	74,026

1,545	Cohu Inc.	13,287

2,917	CommVault Systems, Inc., (2), (3)	141,533

972	Computer Task Group, Inc.	14,493

2,276	ComScore Inc., (2)	35,050

1,308	Comtech Telecom Corporation, (3)	35,735

14,306	Comverse Technology, Inc.	77,682

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

1,987	Constant Contact Inc.	$33,322

7,619	Convergys Corporation, (3)	112,304

2,198	Cornerstone OnDemand Inc., (2), (3)	52,268

1,738	CoStar Group, Inc., (2), (3)	143,437

2,418	Cray, Inc.	30,056

2,223	CSG Systems International Inc., (2)	39,191

425	CSR PLC, (3)	8,296

2,206	CTS Corporation	19,633

1,960	Cymer, Inc., (2), (3)	112,132

2,358	Daktronics Inc.	18,227

996	Datalink Corporation	7,839

2,772	DealerTrack Holdings, Inc.	80,859

1,426	Deltek Inc., (2)	18,567

1,956	Demand Media Inc., (2)	21,751

426	Demandware Incorporated	10,467

3,112	Dice Holdings Inc., (3)	23,464

1,683	Digi International, Inc.	15,399

464	Digimarc Corporation	11,271

2,398	Digital River, Inc., (2)	42,660

2,319	Diodes Inc.	43,922

1,504	DSP Group Inc., (2)	8,693

1,222	DTS, Inc., (2)	22,766

7,068	Earthlink, Inc.	48,416

1,852	Ebix, Inc., (3)	40,170

2,479	Echelon Corporation, (2)	7,982

1,207	Electro Rent Corporation	20,229

1,497	Electro Scientific Industries Inc.	18,578

3,031	Electronics For Imaging	44,313

1,643	Ellie Mae Incorporated, (2)	33,682

5,669	Emulex Corporation	36,678

8,965	Entegris Inc., (2)	72,168

5,747	Entropic Communications Inc., (2), (3)	34,482

1,231	Envestnet Inc., (2)	15,031

506	Envivio, Incorporated	3,031

317	EPAM Systems Inc., (2)	5,085

2,017	EPIQ Systems, Inc.	22,772

259	ePlus, Inc.	8,801

3,290	Euronet Worldwide, Inc., (3)	60,141

637	ExactTarget Inc., (2), (3)	14,524

2,107	Exar Corporation	15,592

1,526	Exlservice Holdings, Inc., (3)	37,616

6,149	Extreme Networks Inc., (2)	19,677

1,440	Fabrinet, (2), (3)	19,123

2,294	Fair Isaac Corporation	99,307

2,067	Falconstore Software, Inc.	4,175

76	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

1,105	FARO Technologies, Inc.	$47,548

2,486	FEI Company, (3)	118,607

5,962	Finisar Corporation, (2), (3)	74,108

3,933	First Solar Inc., (2), (3)	61,119

3,255	FormFactor Inc.	19,921

851	Forrester Research, Inc., (3)	24,288

2,560	FSI International, Inc.	9,267

4,295	Global Cash Access Holdings, Inc.	27,746

1,505	Globecom Systems, Inc., (2)	15,321

3,531	Glu Mobile, Inc., (3)	16,949

1,905	GSI Group, Inc., (2)	19,622

1,296	GSI Technology Inc., (2)	6,208

8,089	GT Advanced Technologies, Inc., (2)	41,416

934	Guidance Software, Inc.	9,209

1,265	Guidewire Software Incorporated, (2), (3)	32,460

1,604	Hackett Group, Inc.	7,555

7,679	Harmonic Inc.	32,559

2,477	Heartland Payment Systems Inc.	78,521

2,100	Higher One Holdings Incn, (2)	23,289

2,014	Hittite Microwave Corporation, (2), (3)	102,049

2,099	IGATE Corporation, (2), (3)	33,374

2,018	Imation Corporation, (2), (3)	11,240

1,833	Immersion Corporation	10,246

636	Imperva Incorporated, (2), (3)	16,790

7,166	Infinera Corporation, (2), (3)	39,556

507	Infoblox, Incorporated, (3)	10,652

1,449	Innodata Isogen, Inc.	5,564

1,527	Inphi Corporation, (2), (3)	16,797

2,900	Insight Enterprises Inc., (2)	48,604

9,521	Integrated Device Technology, Inc., (2), (3)	47,986

1,783	Integrated Silicon Solution, (2)	17,349

916	Interactive Intelligence Group, (2)	23,889

2,915	Interdigital Inc., (3)	79,580

3,917	Intermec Inc	23,580

904	Intermolecular Inc, (2)	6,021

3,358	Internap Network Services Corporation, (2)	21,626

4,518	International Rectifier Corporation, (2), (3)	76,987

8,323	Intersil Holding Corporation, Class A, (3)	76,655

1,519	Intevac, Inc.	8,917

2,381	Intralinks Holdings Inc., (2)	10,381

2,378	InvenSense Incorporated, (2), (3)	30,676

3,391	IPass, Inc., (2)	7,731

2,754	IXIA, (2), (3)	42,687

1,552	IXYS Corporation, (2), (3)	15,675

2,778	J2 Global Inc., (3)	83,146

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

2,780	JDA Software Group, (2)	$82,232

1,057	Jive Software Inc., (2), (3)	21,172

2,931	Kemet Corporation	14,157

1,786	Kenexa Corporation, (3)	42,525

683	Key Tronic Corporation	5,068

1,026	Keynote Systems, Inc.	14,108

3,590	KIT Digital Inc., (3)	11,488

4,359	Kopin Corporation	15,823

955	KVH Industries, Inc.	12,463

7,568	Lattice Semiconductor Corporation	28,077

1,099	Lecroy Corporation, (2)	15,705

4,072	Limelight Networks Inc., (2), (3)	11,320

3,958	Lionbridge Technologies, Inc.	12,191

1,539	Liquidity Services, Inc., (2), (3)	70,363

1,415	Littelfuse Inc.	75,901

3,594	Liveperson, Inc.	67,208

1,442	LogMeIn Inc., (2), (3)	27,326

717	Loral Space & Communications, Inc.	51,588

3,178	LTX_Credence Corporation	18,623

396	MA-COM Technology Solutions Holdings Incorporated	7,005

1,312	Manhattan Associates Inc., (2)	61,257

1,498	ManTech International Corporation, Class A, (3)	32,851

1,480	Marchex, Inc.	5,136

1,440	Market Leader, Inc., (2)	7,690

664	Mattersight Corporation	5,159

3,818	Mattson Technology, Inc., (2), (3)	3,360

2,229	Maximus Inc.	112,565

1,447	Maxlinear Inc., (2)	6,830

1,902	Maxwell Technologies, Inc., (3)	12,382

986	Measurement Specialties, Inc.	29,363

1,208	MeetMe Incorporated, (3)	1,993

15,074	MEMC Electronic Materials, (2), (3)	28,942

6,186	Mentor Graphics Corporation, (2)	94,522

2,021	Mercury Computer Systems Inc.	23,585

169	Mesa Laboratories, Inc.	7,825

2,373	Methode Electronics, Inc.	20,882

3,239	Micrel, Incorporated	30,252

5,802	Microsemi Corporation	112,327

556	Microstrategy Inc.	64,752

745	Millennial Media Incorporated	7,398

2,360	Mindspeed Technologies, Inc.	5,570

3,375	MIPS Technologies, Inc., (3)	20,756

3,432	MKS Instruments Inc., (3)	90,605

2,813	ModusLink Global Solutions Inc., (2)	9,620

1,402	Moneygram International Inc., (2)	21,815

78	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

1,925	Monolithic Power Systems, Inc.	$37,307

2,390	Monotype Imaging Holdings Inc., (2)	35,085

7,918	Monster Worldwide Inc., (3)	57,406

2,097	MoSys, Inc.	6,773

2,550	Move, Inc., (2)	23,486

1,049	MTS Systems Corporation	45,600

581	Multi Fineline Electronix, Inc., (2)	15,205

1,533	Nanometrics Inc.	23,286

1,468	Neonode Incorporated, (3)	7,413

1,277	NeoPhotonics Corporation, (2)	6,334

2,481	Netgear, Inc., (2), (3)	85,917

2,400	NetScout Systems, Inc., (2)	56,064

2,495	Newport Corporation	28,069

4,111	NIC, Incorporated, (2)	55,334

653	Numerex Corporation, (2)	6,210

306	NVE Corporation, (3)	16,928

4,772	Oclaro Inc., (2)	13,362

4,397	OCZ Technology Group Inc., (2), (3)	27,569

3,359	Omnivision Technologies, Inc., (3)	47,093

1,513	Open Solutions Inc., (2), (3)	55,013

1,255	Oplink Communications, Inc., (2)	16,641

976	OPNET Technologies, Inc., (3)	25,805

1,296	OSI Systems Inc.	83,644

7,809	Parametric Technology Corporation	168,206

1,331	Park Electrochemical Corporation	35,950

4,955	Parkervision, Inc., (3)	12,437

597	PC Connection, Inc., (2)	7,098

1,206	PCTEL, Inc.	7,429

1,576	PDF Solutions, Inc.	14,673

1,122	Pegasystems, Inc., (3)	31,169

2,086	Perficient, Inc., (2)	27,723

1,608	Pericom Semiconductor Corporation	12,928

864	Pervasive Software, Inc.	5,841

3,943	Photronics Inc., (2), (3)	23,067

2,795	Plantronics Inc., (3)	91,732

2,284	Plexus Corporation	65,596

2,861	PLX Technologies Inc.	16,193

1,778	Power Integrations Inc.	62,657

4,374	Power One Inc, (2)	21,870

1,367	PRG-Schultz International Inc., (2)	10,389

1,258	Procera Networks Inc., (2)	32,054

4,021	Progress Software Corporation	78,168

413	Proofpoint, Incorporated	5,708

1,427	PROS Holdings, Inc., (2)	19,892

422	QAD Inc, Class A, (2)	5,887

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

5,575	QLIK Technologies Inc., (2)	$111,500

6,364	QLogic Corporation	73,441

15,301	Quantum Corporation	22,645

3,646	Quest Software Inc., (2)	101,869

2,876	Quicklogic Corporation, (2), (3)	6,874

2,135	QuinStreet, Inc., (2)	19,364

1,494	Radisys Corporation	5,095

7,210	Rambus Inc., (3)	30,282

2,872	RealD Inc., (2)	27,858

1,355	RealNetworks Inc., (2)	10,515

2,341	RealPage Inc., (2), (3)	52,017

2,333	Responsys Inc.	26,013

18,164	RF Micro Devices, Inc., (3)	70,476

858	Richardson Electronics Limited	10,511

1,864	Rofin Sinar Technologies Inc.	33,794

1,026	Rogers Corporation	36,782

705	Rosetta Stone Inc.	9,186

1,127	Rubicon Technology Inc., (2), (3)	11,326

2,099	Rudolph Technologies, (2)	20,990

1,947	Saba Software, Inc.	16,238

5,322	Sanmina-SCI Corporation	45,450

891	Sapiens International Corporation NV	3,136

8,044	Sapient Corporation, (3)	80,118

1,801	ScanSource, Inc.	51,995

1,167	SciQuest Inc., (2)	19,862

1,866	SeaChange International, Inc.	14,126

4,192	Semtech Corporation, (3)	100,147

3,242	ServiceSource International Inc., (2)	36,570

3,149	ShoreTel, Inc., (3)	14,737

2,043	Sigma Designs, Inc.	13,892

2,086	Silicon Graphics International Corporation, (2), (3)	13,872

5,437	Silicon Image, Inc., (2), (3)	21,313

13,893	Sonus Networks, Inc.	23,062

1,931	Sourcefire Inc., (2)	98,578

3,233	Spansion Inc., Class A, (2)	33,138

750	Spark Networks, Incorporated	4,343

692	SPS Commerce Inc., (2), (3)	22,386

2,213	SS&C Technologies Holdings Inc., (2)	53,776

925	Stamps.com Inc.	19,564

1,505	Standard Microsystems Corporation	55,550

2,363	STEC Inc.	19,069

1,942	STR Holdings Inc., (2)	6,486

1,390	Stratasys, Inc., (3)	85,179

2,597	SunPower Corporation, (2), (3)	10,180

1,902	Super Micro Computer Inc., (2)	23,604

80	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

616	Supertex Inc.	$10,466

3,181	support.com, Inc., (2)	9,066

1,284	Sycamore Networks, Inc.	18,297

2,779	Symmetricom Inc.	16,646

440	Synacor Inc., (3)	4,281

2,200	Synaptics, Inc., (2)	58,036

1,805	Synchronoss Technologies, Inc., (2), (3)	34,512

1,717	SYNNEX Corporation, (2)	58,086

989	Syntel Inc.	57,491

5,106	Take-Two Interactive Software, Inc.	44,831

1,948	Tangoe Inc., (2)	37,382

938	TechTarget Inc., (2)	3,855

1,059	TeleNav Inc.	6,110

1,629	TeleTech Holdings, Inc.	26,813

23,916	Tellabs Inc.	78,684

1,082	Telular Corporation	10,203

352	Tessco Technologies Inc.	6,600

3,390	Tessera Technologies Inc.	48,986

8,144	TiVo, Inc., (2)	70,771

1,637	TNS Inc.	27,714

466	Travelzoo Inc., (2)	10,070

11,006	TriQuint Semiconductor, Inc., (2)	62,074

3,472	TTM Technologies, Inc., (2), (3)	37,984

1,909	Tyler Technologies Inc.	74,489

684	Ubiquiti Networks Inc., (2), (3)	9,672

1,739	Ultimate Software Group, Inc., (2), (3)	155,588

1,521	Ultra Clean Holdings, Inc., (2)	9,187

1,711	Ultratech Stepper Inc.	54,427

2,862	Unisys Corporation, (3)	55,609

5,696	United Online, Inc.	24,151

2,594	Universal Display Corporation, (2), (3)	82,385

5,667	Unwired Planet Inc,, (2)	11,107

5,270	ValueClick, Inc., (2)	82,792

1,840	Vasco Data Security International, Inc., (2)	17,020

2,617	Veeco Instruments Inc., (3)	93,453

1,424	Verint Systems Inc., (2)	39,744

2,450	ViaSat, Inc., (2), (3)	93,835

252	Viasystems Group Inc., (2)	3,881

2,741	VirnetX Holding Corporation, (2), (3)	64,852

1,216	Virtusa Corporation, (2)	18,422

791	Vishay Precision Group Inc., (2)	10,758

2,416	VistaPrint NV, (2), (3)	83,352

1,348	Vocus, Inc., (2), (3)	23,320

1,578	Volterra Semiconductor Corporation	36,262

2,290	Web.com, Inc., (2)	35,495

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

3,309	WebMD Health Corporation, Class A, (2), (3)	$48,675

2,422	Websense Inc.	36,354

3,411	Westell Technologies Inc., Class A	7,470

2,482	Wright Express Corporation, (2), (3)	159,791

1,841	XO Group, Incorporated	15,851

550	Yelp Incorporated, (3)	10,978

4,266	Zix Corporation, (2)	10,409

1,064	Zygo Corporation	19,024
	Total Information Technology	12,781,881
	Materials – 4.3%

1,982	A Schulman, Inc.	43,327

588	Ada-ES, Inc., (3)	13,324

276	AEP Industries, Inc.	12,966

7,220	AK Steel Holding Corporation, (3)	38,410

1,074	AM Castle & Company, (3)	7,829

1,648	AMCOL International Corp.	50,594

1,818	American Vanguard Corp.	42,523

1,871	Apex Silver Mines Limited, (3)	7,896

1,304	Arabian American Development Company, (3)	12,388

1,912	Balchem Corporation	63,727

6,563	Boise Inc., (2)	48,566

2,573	Buckeye Technologies Inc.	77,499

3,718	Calgon Carbon Corporation	51,457

3,361	Century Aluminum Company	20,536

412	Chase Corporation	6,370

6,444	Chemtura Corporation	87,123

1,527	Clearwater Paper Corporation, (2)	53,811

5,752	Coeur d’Alene Mines Corporation	93,815

711	Deltic Timber Corporation, (3)	43,947

2,957	Eagle Materials Inc., (3)	102,756

5,654	Ferro Corporation	17,358

3,231	Flotek Industries Inc., (3)	31,567

1,260	FutureFuel Corporation, (3)	12,260

4,332	General Moly, Inc., (3)	12,909

2,237	Georgia Gulf Corporation	73,329

2,803	Glatfelter, (3)	44,596

4,050	Globe Specialty Metals Inc.	50,747

3,418	Gold Reserve Inc., Class A, (2), (3)	11,416

1,950	Gold Resource Corp., (3)	34,964

16,612	Golden Star Resources Ltd, (2), (3)	19,602

10,937	Graphic Packaging Holding Company, (3)	61,247

517	GSE Holdings Inc., (2)	5,366

3,259	H.B. Fuller Company, (3)	95,228

376	Handy & Harman Limited	5,035

598	Hawkins Inc	22,748

82	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

802	Haynes International Inc.	$38,648

3,989	Headwater Inc., (2)	24,931

18,633	Hecla Mining Company, (3)	83,849

2,861	Horsehead Holding Corp.	25,835

1,424	Innophos Holdings, Inc.	82,549

1,523	Innospec, Inc., (2)	47,396

1,260	Kaiser Aluminum Corporation	68,720

2,639	KapStone Paper and Packaging Corp., (2)	44,362

509	KMG Chemicals, Inc.	9,101

1,356	Koppers Holdings Inc.	44,667

2,106	Kraton Performance Polymers Inc., (2)	49,323

1,695	Landec Corporation	13,543

8,981	Louisiana-Pacific Corporation	92,684

1,225	LSB Industries Inc.	39,359

1,312	Materion Corporation	25,755

12,877	McEwen Mining Inc., (2), (3)	38,502

745	Metals USA Holdings Corporation, (2), (3)	12,121

8,311	Midway Gold Corporation, (3)	10,306

1,173	Minerals Technologies Inc., (3)	75,002

2,188	Myers Industries, Inc.	35,971

1,034	Neenah Paper, Inc.	27,773

2,176	Noranda Aluminum Hodlings Corporation	13,556

5,230	Olin Corporation	105,855

587	Olympic Steel Inc.	9,187

2,115	OM Group Inc.	33,206

3,017	OMNOVA Solutions Inc.	21,964

8,529	Paramount Gold and Silver Corporation, (2), (3)	19,361

6,001	PolyOne Corporation	88,395

845	Quaker Chemical Corporation	37,408

5,290	Resolute Forest Products, (3)	48,562

1,609	Revett Minerals Incorporated	5,101

1,979	RTI International Metals, Inc., (2), (3)	44,429

1,648	Schnitzer Steel Industries, Inc.	47,314

1,035	Schweitzer-Mauduit International Inc.	70,484

3,216	Sensient Technologies Corporation	114,007

1,983	Sparetech Corporation	10,093

548	Stepan Company	48,586

7,559	Stillwater Mining Company, (2)	67,124

4,539	SunCoke Energy Inc., (2)	72,624

1,463	Texas Industries Inc.	61,110

853	TPC Group Inc., (2)	32,841

1,577	Tredegar Corporation	23,355

358	UFP Technologies, Inc.	5,860

3,510	United States Antimony Corporation, (3)	9,898

166	United States Lime & Minerals, Inc.	7,568

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Materials (continued)

456	Universal Stainless & Alloy Products, Inc.	$15,559

756	US Silica Holdings Inc., (2)	7,825

4,565	Vista Gold Corporation, (3)	13,786

3,159	Wausau Paper Corp.	26,820

3,453	Worthington Industries, Inc.	74,930

1,410	Zep Inc.	21,517

1,784	Zoltek Companies, Inc., (2)	14,879
	Total Materials	3,440,837
	Telecommunication Services – 0.7%

4,617	8X8, Inc.	25,255

603	Atlantic Tele-Network, Inc.	21,081

1,032	Boingo Wireless Inc., (2)	8,865

1,795	Cbeyond Inc.	12,798

12,773	Cincinnati Bell Inc., (3)	49,176

2,954	Cogent Communications Group, Inc., (2), (3)	54,560

2,353	Consolidated Communications Holdings, Inc., (3)	37,319

1,386	FairPoint Communications Inc., (2), (3)	8,468

2,663	General Communication, Inc.	25,139

670	Hawaiian Telcom Holdco Inc., (3)	12,060

858	Hickory Tech Corporation	9,155

988	IDT Corporation	9,999

1,971	inContact, Inc., (2), (3)	10,131

3,247	Iridium Communications Inc., (2), (3)	29,418

3,697	Leap Wireless International, Inc., (3)	20,999

966	Lumos Networks Corporation	8,655

2,019	Neutral Tandem Inc., (2)	27,580

966	NTELOS Holdings Corporation	20,479

2,335	Orbcomm, Inc., (2)	7,262

3,356	Premiere Global Services, Inc.	30,741

795	Primus Telecommunications Group Inc., (3)	12,585

1,557	Shenandoah Telecommunications Company	24,523

3,101	TowerStream Corporation, (3)	12,311

1,420	USA Mobility Inc.	15,819

985	VocalTec Communications Limited, (3)	21,877

10,393	Vonage Holdings Corporation, (2)	18,603
	Total Telecommunication Services	534,858
	Utilities – 3.5%

2,490	ALLETE Inc	103,235

1,591	American DG Energy Inc.	3,166

1,182	American States Water Co	48,048

487	Artesian Resources Corporation	10,480

7,427	Atlantic Power Corporation	102,344

3,831	Avista Corporation	106,042

2,880	Black Hills Corporation	91,728

847	Cadiz, Inc., (3)	6,014

84	Nuveen Investments

Shares	Description (1)	Value

	Utilities (continued)

2,683	California Water Service Group	$49,555

999	CH Energy Group Inc.	64,965

614	Chesapeake Utilities Corporation	28,084

3,980	Cleco Corporation, (3)	174,165

566	Connecticut Water Service, Inc., (3)	17,110

935	Consolidated Water Company, Limited	7,667

444	Delta Natural Gas Company, Inc.	9,013

2,706	El Paso Electric Company, (3)	91,598

2,685	Empire District Electric Company	57,728

988	Genie Energy Limited, Class B Shares	6,975

50,474	GenOn Energy Inc., (2), (3)	120,128

3,185	IDACORP, INC	134,407

1,458	Laclede Group Inc.	60,915

1,485	MGE Energy, Inc.	71,191

1,001	Middlesex Water Company	18,719

2,623	New Jersey Resources Corporation	120,396

1,713	Northwest Natural Gas Company, (3)	83,406

2,376	Northwestern Corporation, (3)	87,746

1,153	Ormat Technologies Inc., (3)	20,754

2,316	Otter Tail Power Corporation, (3)	54,357

4,612	Piedmont Natural Gas Company, (3)	146,569

5,117	PNM Resources Inc., (3)	106,434

4,839	Portland General Electric Company	131,766

905	SJW Corporation	21,114

1,924	South Jersey Industries Inc., (3)	101,703

3,012	Southwest Gas Corporation, (3)	134,516

3,246	UIL Holdings Corporation, (3)	120,232

898	Unitil Corp.	23,851

2,627	UNS Energy Corporation	106,919

3,291	WGL Holdings Inc.	133,121

817	York Water Company	14,731
	Total Utilities	2,790,892
	Total Common Stocks (cost $63,447,784)	73,830,408

Shares	Description (1)	Value
	RIGHTS – 0.0%

692	Clinical Data, Inc., (4)	$—

1,493	Gerber Scientific, (4)	—

631	Hampton Roads Bankshares Inc., (4)	178
	Total Rights (cost $4,970)	178

Shares	Description (1)	Value
	WARRANTS – 0.0%

644	Magnum Hunter Resources Warrants, (4)	$121
	Total Warrants (cost $0)	121

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 38.4%

	Money Market Funds – 38.4%

30,485,948	Mount Vernon Securities Lending Prime Portfolio, 0.270%, (5), (6)					$30,485,948
	Total Investments Purchased with Collateral from Securities Lending (cost $30,485,948)					30,485,948

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 7.7%

	Money Market Funds – 6.9%

5,432,259	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$5,432,259
	U.S. Government and Agency Obligations – 0.8%

$620	U.S. Treasury Bill, (8)	0.063%		9/20/12	Aaa	619,940
	Total Short-Term Investments (cost $6,052,198)					6,052,199
	Total Investments (cost $99,990,900) – 139.2%					110,368,854
	Other Assets Less Liabilities – (39.2)% (9)					(31,060,622)
	Net Assets – 100%					$79,308,232

Investments in Derivatives at July 31, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	71	9/12	$5,570,660	$105,156

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$73,830,408	$—	$—	$73,830,408
Rights	—	—	178	178
Warrants	—	—	121	121
Investments Purchased with Collateral from Securities Lending	30,485,948	—	—	30,485,948
Short-Term Investments:
Money Market Funds	5,432,259	—	—	5,432,259
U.S. Government & Agency Obligations	—	619,940	—	619,940
Derivatives:
Futures Contracts*	105,156	—	—	105,156
Total	$109,853,771	$619,940	$299	$110,474,010
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

86	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$105,156	—	$—
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments (excluding investments in derivatives) was $100,372,626.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$19,588,870
Depreciation	(9,592,642)
Net unrealized appreciation (depreciation) of investments	$9,996,228

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

REIT	Real Estate Investment Trust

88	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Consumer Discretionary – 10.7%

453,400	Best Buy Co., Inc., (2)	$8,202,006

495,357	Carnival Corporation, ADR, (2)	16,485,481

752,606	Cinemark Holdings Inc., (2)	17,595,928

346,439	Hasbro, Inc.	12,409,445

333,410	Home Depot, Inc., (2)	17,397,334

193,757	McDonald’s Corporation	17,314,126

338,895	Starbucks Corporation	15,345,166

149,027	Whirlpool Corporation, (2)	10,068,264

241,064	YUM! Brands, Inc.	15,630,590
	Total Consumer Discretionary	130,448,340
	Consumer Staples – 7.6%

400,947	Altria Group, Inc.	14,422,064

292,010	ConAgra Foods, Inc.	7,209,727

176,658	Kimberly-Clark Corporation	15,353,347

461,548	Kraft Foods Inc., Class A, (2)	18,328,071

237,678	Philip Morris International	21,733,276

437,369	Unilever PLC, ADR	15,154,836
	Total Consumer Staples	92,201,321
	Energy – 15.2%

294,188	Anadarko Petroleum Corporation	20,428,415

341,557	Chevron Corporation, (2)	37,427,816

160,743	ConocoPhillips	8,750,849

153,387	Devon Energy Corporation	9,068,239

343,280	Enbridge Energy Partners LP, (2)	10,246,908

377,892	Exterran Partners, L.P, (2)	8,313,624

397,700	Exxon Mobil Corporation	34,540,245

172,991	Occidental Petroleum Corporation	15,055,407

80,371	Phillips 66	3,021,950

359,916	Royal Dutch Shell PLC, Class A, (2)	24,546,271

187,685	Schlumberger Limited	13,374,433
	Total Energy	184,774,157
	Financials – 17.1%

412,400	AFLAC Incorporated, (2)	18,054,872

651,157	Annaly Capital Management Inc., (2)	11,349,667

283,743	BankUnited Inc.	6,911,979

332,392	Capital One Financial Corporation	18,776,824

625,468	Citigroup Inc.	16,968,947

216,504	Community Bank System Inc., (2)	5,956,025

843,161	Fifth Third Bancorp.	11,652,485

45,024	Goldman Sachs Group, Inc.	4,542,922

383,456	JP Morgan Chase & Co.	13,804,416

166,130	Liberty Property Trust	6,028,858

111,498	Mid-America Apartment Communities	7,719,007

199,852	National Retail Properties, Inc.	5,895,634

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

781,037	Old Republic International Corporation	$6,295,158

92,058	PNC Financial Services Group, Inc.	5,440,628

354,100	Prudential Financial, Inc., (2)	17,095,948

738,051	Redwood Trust Inc., (2)	9,513,477

511,481	SLM Corporation, (2)	8,178,581

456,508	State Street Corporation	18,433,793

101,264	Ventas Inc., (2)	6,810,004

232,144	Wintrust Financial Corporation, (2)	8,522,006
	Total Financials	207,951,231
	Health Care – 12.7%

340,612	Abbott Laboratories	22,585,982

390,092	Bristol-Myers Squibb Company, (2)	13,887,275

237,251	Covidien PLC	13,257,586

282,652	GlaxoSmithKline PLC	13,001,992

283,493	Johnson & Johnson, (2)	19,623,385

504,228	Merck & Company Inc.	22,271,751

1,508,878	Pfizer Inc.	36,273,427

275,586	UnitedHealth Group Incorporated	14,079,689
	Total Health Care	154,981,087
	Industrials – 8.5%

132,011	3M Co., (2)	12,043,364

129,627	Boeing Company	9,580,732

179,433	Emerson Electric Company, (2)	8,571,514

124,909	General Dynamics Corporation, (2)	7,924,227

1,326,279	General Electric Company	27,520,289

240,752	Ingersoll Rand Company Limited, Class A	10,210,292

146,548	United Parcel Service, Inc., Class B	11,080,494

212,846	United Technologies Corporation	15,844,256
	Total Industrials	102,775,168
	Information Technology – 11.4%

85,906	Automatic Data Processing, Inc., (2)	4,857,984

789,389	Intel Corporation	20,287,297

14,665	MasterCard, Inc.	6,402,299

505,012	Maxim Integrated Products, Inc.	13,751,477

577,178	Microsoft Corporation	17,009,436

450,079	Molex Inc.	9,307,634

389,440	Oracle Corporation	11,761,088

241,724	QUALCOMM, Inc.	14,426,088

871,416	Seagate Technology, (2)	26,159,908

306,895	Texas Instruments Incorporated	8,359,820

50,407	Visa Inc., (2)	6,506,031
	Total Information Technology	138,829,062
	Materials – 5.2%

396,120	Dow Chemical Company, (2)	11,400,334

253,594	E.I. Du Pont de Nemours and Company, (2)	12,603,622

90	Nuveen Investments

Shares	Description (1)	Value

	Materials (continued)

287,926	Potash Corporation of Saskatchewan	$12,714,812

140,993	PPG Industries, Inc.	15,433,094

103,445	Praxair, Inc.	10,733,453
	Total Materials	62,885,315
	Telecommunication Services – 5.9%

420,661	CenturyLink Inc., (2)	17,474,258

912,137	Verizon Communications Inc.	41,173,864

1,316,285	Windstream Corporation, (2)	13,110,199
	Total Telecommunication Services	71,758,321
	Utilities – 4.0%

561,481	CenterPoint Energy, Inc.	11,824,790

188,599	Pinnacle West Capital Corporation	10,097,590

458,634	PPL Corporation, (2)	13,254,523

448,055	Westar Energy Inc.	13,692,559
	Total Utilities	48,869,462
	Total Common Stocks (cost $893,581,000)	1,195,473,464

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.3%

	Money Market Funds – 23.3%

283,734,002	Mount Vernon Securities Lending Prime Portfolio, 0.270% (3), (4)	$283,734,002
	Total Investments Purchased with Collateral from Securities Lending (cost $283,734,002)	283,734,002

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

20,326,115	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$20,326,115
	Total Short-Term Investments (cost $20,326,115)	20,326,115
	Total Investments (cost $1,197,641,117) – 123.3%	1,499,533,581
	Other Assets Less Liabilities – (23.3)%	(283,059,355)
	Net Assets – 100%	$1,216,474,226

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

July 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,195,473,464	$—	$—	$1,195,473,464
Investments Purchased with Collateral from Securities Lending	283,734,002	—	—	283,734,002
Short-Term Investments:
Money Market Funds	20,326,115	—	—	20,326,115
Total	$1,499,533,581	$—	$—	$1,499,533,581

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,197,978,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$313,018,368
Depreciation	(11,463,175)
Net unrealized appreciation (depreciation) of investments	$301,555,193

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

92	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.7%

	Consumer Discretionary – 10.2%

71,823	Best Buy Co., Inc., (2)	$1,299,278

61,355	Carnival Corporation, ADR, (2)	2,041,894

65,787	CBS Corporation, Class B	2,201,233

82,137	Comcast Corporation, Class A, (2)	2,673,559

42,535	Hasbro, Inc., (2)	1,523,604

147,278	Interpublic Group Companies, Inc.	1,453,634

96,768	Staples, Inc., (2)	1,232,824

23,657	Whirlpool Corporation, (2)	1,598,267
	Total Consumer Discretionary	14,024,293
	Consumer Staples – 5.5%

65,510	CVS Caremark Corporation	2,964,328

30,351	Philip Morris International	2,775,295

54,301	Unilever PLC, ADR	1,881,530
	Total Consumer Staples	7,621,153
	Energy – 13.4%

31,704	Anadarko Petroleum Corporation	2,201,526

21,418	Chevron Corporation, (2)	2,346,984

40,631	Ensco PLC	2,207,482

37,816	Marathon Oil Corporation	1,000,990

34,149	National-Oilwell Varco Inc.	2,468,973

18,101	Occidental Petroleum Corporation	1,575,330

20,222	Pioneer Natural Resources Company, (2)	1,792,276

29,529	Royal Dutch Shell PLC, Class A, (2)	2,013,878

92,993	Williams Companies, Inc., (2)	2,956,247
	Total Energy	18,563,686
	Financials – 24.3%

41,988	Ace Limited	3,086,118

49,256	Ameriprise Financial, Inc.	2,547,520

72,883	Citigroup Inc.	1,977,316

101,661	Fifth Third Bancorp.	1,404,955

27,594	Goldman Sachs Group, Inc.	2,784,235

75,312	JP Morgan Chase & Co.	2,711,232

136,570	KeyCorp.	1,089,829

11,844	Liberty Property Trust, (2)	429,819

70,258	Lincoln National Corporation, (2)	1,408,673

65,330	Marsh & McLennan Companies, Inc.	2,169,609

25,939	National Retail Properties, Inc., (2)	765,201

43,524	PNC Financial Services Group, Inc.	2,572,268

51,773	Prudential Financial, Inc.	2,499,600

59,866	SLM Corporation, (2)	957,257

53,754	State Street Corporation	2,170,587

52,149	SunTrust Banks, Inc., (2)	1,233,324

80,755	Wells Fargo & Company	2,730,327

26,374	Wintrust Financial Corporation, (2)	968,190
	Total Financials	33,506,060

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care – 14.8%

40,498	Agilent Technologies, Inc.	$1,550,668

54,520	Covidien PLC	3,046,578

34,809	GlaxoSmithKline PLC	1,601,214

17,101	Humana Inc.	1,053,422

15,869	McKesson HBOC Inc.	1,439,794

98,289	Merck & Company Inc.	4,341,425

215,088	Pfizer Inc.	5,170,716

44,211	UnitedHealth Group Incorporated	2,258,740
	Total Health Care	20,462,557
	Industrials – 7.9%

15,409	Boeing Company	1,138,879

47,631	Emerson Electric Company, (2)	2,275,333

131,138	General Electric Company, (2)	2,721,114

64,643	Ingersoll Rand Company Limited, Class A	2,741,510

24,321	Republic Services, Inc.	703,607

23,028	Tyco International Ltd.	1,265,158
	Total Industrials	10,845,601
	Information Technology – 9.0%

115,856	Intel Corporation, (2)	2,977,499

63,532	Maxim Integrated Products, Inc.	1,729,976

66,198	Molex Inc.	1,368,975

90,103	Oracle Corporation	2,721,111

30,085	QUALCOMM, Inc.	1,795,473

63,185	Seagate Technology, (2)	1,896,814
	Total Information Technology	12,489,848
	Materials – 3.8%

49,139	Dow Chemical Company, (2)	1,414,220

49,489	Potash Corporation of Saskatchewan	2,185,434

29,112	Rock-Tenn Company, Class A, (2)	1,694,901
	Total Materials	5,294,555
	Telecommunication Services – 5.0%

79,504	CenturyLink Inc., (2)	3,302,596

79,642	Verizon Communications Inc.	3,595,040
	Total Telecommunication Services	6,897,636
	Utilities – 5.8%

81,151	American Water Works Company	2,941,723

86,112	CMS Energy Corporation, (2)	2,123,521

53,898	Pinnacle West Capital Corporation	2,885,698
	Total Utilities	7,950,942
	Total Common Stocks (cost $135,592,288)	137,656,331

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 27.2%

	Money Market Funds – 27.2%

37,504,947	Mount Vernon Securities Lending Prime Portfolio, 0.270% (3), (4)	$37,504,947
	Total Investments Purchased with Collateral from Securities Lending (cost $37,504,947)	37,504,947

94	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

460,105	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$460,105
	Total Short-Term Investments (cost $460,105)	460,105
	Total Investments (cost $173,557,340) – 127.2%	175,621,383
	Other Assets Less Liabilities – (27.2)%	(37,564,754)
	Net Assets – 100%	$138,056,629

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$137,656,331	$—	$—	$137,656,331
Investments Purchased with Collateral from Securities Lending	37,504,947	—	—	37,504,947
Short-Term Investments:
Money Market Funds	460,105	—	—	460,105
Total	$175,621,383	$—	$—	$175,621,383

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund (continued)

July 31, 2012

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $173,580,365.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,988,931
Depreciation	(8,947,913)
Net unrealized appreciation (depreciation) of investments	$2,041,018

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

96	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 99.3%

	Consumer Discretionary – 15.1%

94,333	Best Buy Co., Inc., (2)	$1,706,484

82,224	Brunswick Corporation, (2)	1,808,106

126,181	Cinemark Holdings Inc., (2)	2,950,112

130,863	D.R. Horton, Inc., (2)	2,307,115

104,776	Dana Holding Corporation, (2)	1,380,948

98,547	Foot Locker, Inc.	3,254,022

49,014	Hasbro, Inc.	1,755,681

146,772	International Game Technology	1,661,459

50,495	Jarden Corporation	2,282,374

49,280	Macy’s, Inc.	1,766,195

140,277	MGM Resorts International Inc., (3)	1,335,437

134,450	Staples, Inc., (2)	1,712,893

37,672	Whirlpool Corporation	2,545,120
	Total Consumer Discretionary	26,465,946
	Consumer Staples – 2.5%

72,283	Constellation Brands, Inc., Class A, (3)	2,039,103

159,334	Tyson Foods, Inc., Class A	2,391,603
	Total Consumer Staples	4,430,706
	Energy – 9.9%

84,428	Bill Barrett Corporation, (2), (3)	1,778,054

31,750	Cobalt International Energy, Inc., (3)	796,925

15,456	Concho Resources Inc., (3)	1,317,624

40,859	Ensco PLC	2,219,869

20,900	Noble Energy, Inc.	1,827,287

29,481	Oil States International Inc., (3)	2,143,269

22,471	Pioneer Natural Resources Company, (2)	1,991,605

107,895	QEP Resources Inc.	3,240,087

72,237	Valero Energy Corporation	1,986,518
	Total Energy	17,301,238
	Financials – 28.6%

34,650	Ameriprise Financial, Inc.	1,792,098

274,732	CNO Financial Group Inc., (2)	2,277,528

66,444	Comerica Incorporated, (2)	2,007,273

143,409	Developers Diversified Realty Corporation, (2)	2,156,871

82,142	Discover Financial Services	2,953,826

97,813	East West Bancorp Inc.	2,132,323

268,565	Fifth Third Bancorp.	3,711,568

166,999	Host Hotels & Resorts Inc., (2)	2,451,545

138,862	Invesco LTD	3,073,016

108,415	Kimco Realty Corporation, (2)	2,113,008

61,556	Mack-Cali Realty Corporation	1,649,085

103,626	Marsh & McLennan Companies, Inc.	3,441,419

399,497	MFA Mortgage Investments, Inc.	3,227,936

28,606	Mid-America Apartment Communities, (2)	1,980,393

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

25,741	SL Green Realty Corporation, (2)	$2,027,104

263,813	SLM Corporation, (2)	4,218,370

117,774	SunTrust Banks, Inc., (2)	2,785,355

114,374	Unum Group	2,160,525

94,745	Webster Financial Corporation	1,944,167

54,582	Wintrust Financial Corporation, (2)	2,003,705
	Total Financials	50,107,115
	Health Care – 7.3%

48,238	Agilent Technologies, Inc.	1,847,033

61,454	AmerisourceBergen Corporation, (2)	2,439,724

119,285	CareFusion Corporation, (3)	2,911,747

62,289	Endo Pharmaceuticals Holdings Inc., (3)	1,851,852

83,215	Impax Laboratories Inc., (2), (3)	1,849,037

108,890	Warner Chilcott Limited, (3)	1,851,130
	Total Health Care	12,750,523
	Industrials – 9.8%

63,563	Crane Company	2,478,957

44,047	Dover Corporation	2,399,240

73,807	Eaton Corporation, (2)	3,235,699

85,017	General Cable Corporation, (2)	2,221,494

47,890	Ingersoll Rand Company Limited, Class A	2,031,015

104,227	Spirit AeroSystems Holdings Inc.	2,449,335

93,682	Tetra Tech, Inc., (2), (3)	2,408,564
	Total Industrials	17,224,304
	Information Technology – 10.8%

48,604	Autodesk, Inc., (3)	1,648,648

62,113	BMC Software, Inc., (3)	2,459,675

86,611	Diebold Inc.	2,801,866

82,431	Maxim Integrated Products, Inc.	2,244,596

35,855	Motorola Solutions Inc.	1,733,231

54,482	Plantronics Inc., (2)	1,788,099

75,413	Semtech Corporation, (2)	1,801,617

51,623	VeriFone Holdings Inc., (2), (3)	1,873,399

63,121	Western Digital Corporation, (3)	2,510,322
	Total Information Technology	18,861,453
	Materials – 4.9%

15,656	CF Industries Holdings, Inc.	3,064,819

44,664	Cytec Industries, Inc.	2,749,516

48,914	Rock-Tenn Company	2,847,773
	Total Materials	8,662,108
	Utilities – 10.4%

58,636	American Water Works Company	2,125,555

131,530	Calpine Corporation, (3)	2,247,848

118,957	CMS Energy Corporation	2,933,480

68,582	Edison International	3,167,117

98	Nuveen Investments

Shares	Description (1)	Value

	Utilities (continued)

88,840	NRG Energy Inc., (2), (3)	$1,760,809

178,421	NV Energy Inc.	3,263,320

52,367	Pinnacle West Capital Corporation	2,803,729
	Total Utilities	18,301,858
	Total Common Stocks (cost $172,722,094)	174,105,251

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 30.9%

	Money Market Funds – 30.9%

54,335,788	Mount Vernon Securities Lending Prime Portfolio, 0.270% (4), (5)	$54,335,788
	Total Investments Purchased with Collateral from Securities Lending (cost $54,335,788)	54,335,788

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

1,320,530	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,320,530
	Total Short-Term Investments (cost $1,320,530)	1,320,530
	Total Investments (cost $228,378,412) – 131.0%	229,761,569
	Other Assets Less Liabilities – (31.0)%	(54,389,757)
	Net Assets – 100%	$175,371,812

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$174,105,251	$—	$—	$174,105,251
Investments Purchased with Collateral from Securities Lending	54,335,788	—	—	54,335,788
Short-Term Investments:
Money Market Funds	1,320,530	—	—	1,320,530
Total	$229,761,569	$—	$—	$229,761,569

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

July 31, 2012

Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $228,375,886.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,389,312
Depreciation	(9,003,629)
Net unrealized appreciation (depreciation) of investments	$1,385,683

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

100	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Consumer Discretionary – 13.1%

42,198	Ascena Retail Group Inc., (2)	$773,911

140,721	Belo Corp.	963,939

41,627	Cinemark Holdings Inc., (3)	973,239

60,411	Cooper Tire & Rubber	1,055,380

61,684	Dana Holding Corporation, (3)	812,995

21,824	Dominos Pizza Inc., (2), (3)	745,071

40,000	Finish Line, Inc.	835,200

24,378	Group 1 Automotive Inc., (3)	1,310,318

52,910	La Z Boy Inc.	632,804

21,372	Mens Wearhouse Inc.	582,387

41,216	Sally Beauty Holdings Inc., (2)	1,088,927

62,121	West Marine, Inc., (3)	635,498
	Total Consumer Discretionary	10,409,669
	Consumer Staples – 2.2%

44,265	Inter Parfums, Inc.	719,749

59,880	Spartan Stores, Inc., (3)	1,029,936
	Total Consumer Staples	1,749,685
	Energy – 5.4%

39,500	Basic Energy Services, Inc., (2), (3)	427,390

19,762	Bill Barrett Corporation, (2), (3)	416,188

37,288	Delek US Holdings Inc.	736,065

46,166	Matrix Service Company	478,280

76,120	Midstates Petroleum Company Incorporated, (2)	648,542

40,381	Rex Energy Inc., (3)	512,031

42,796	Stone Energy Corporation, (2), (3)	1,123,823
	Total Energy	4,342,319
	Financials – 30.7%

5,529	Affiliated Managers Group Inc., (2)	616,981

75,518	Associated Estates Realty Corp.	1,127,484

105,381	Brandywine Realty Trust, (3)	1,251,926

188,957	CNO Financial Group Inc., (3)	1,566,454

28,452	Community Bank System Inc., (3)	782,715

73,104	CubeSmart, (3)	876,517

132,729	DiamondRock Hospitality Company, (3)	1,255,616

59,014	East West Bancorp Inc.	1,286,505

73,225	Everbank Financial Corporation, (2)	877,236

26,612	EZCORP, Inc.	598,770

67,625	FirstMerit Corporation, (3)	1,095,525

71,004	Flushing Financial Corporation, (3)	1,001,866

55,596	Heartland Financial USA, Inc., (3)	1,452,723

63,086	Horace Mann Educators Corporation	1,100,220

93,121	JMP Group Inc.	580,144

47,293	Knight Trading Group Inc., Class A, (3)	488,537

28,446	Manning & Napier Inc.	388,003

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

183,977	MFA Mortgage Investments, Inc.	$1,486,534

77,598	National Financial Partners Corp., (2), (3)	1,152,330

49,651	Renasant Corporation	878,823

16,904	SVB Financial Group, (2), (3)	977,220

31,672	Texas Capital BancShares, Inc., (2), (3)	1,364,746

62,852	Webster Financial Corporation, (3)	1,289,723

23,021	WSFS Financial Corporation	953,760
	Total Financials	24,450,358
	Health Care – 5.5%

6,338	AmericGroup Corporation, (2), (3)	569,659

81,897	Bioscrip, Inc., (2)	520,865

33,784	Hanger Orthopedic Group Inc., (2)	870,614

11,197	ICU Medical, Inc., (2)	597,136

26,776	Impax Laboratories Inc., (2), (3)	594,963

18,280	Mednax Inc., (2), (3)	1,208,856
	Total Health Care	4,362,093
	Industrials – 16.4%

32,230	Actuant Corporation, (3)	917,266

61,176	Altra Industrial Motion, Inc., (3)	1,010,628

18,441	Atlas Air Worldwide Holdings Inc., (3)	836,484

29,300	Celadon Group, Inc.	437,449

41,991	Emcor Group Inc.	1,105,623

40,000	Ennis Inc.	573,600

41,512	G&K Services, Inc.	1,308,043

37,876	General Cable Corporation, (3)	989,700

49,761	MasTec Inc., (2), (3)	794,186

28,967	MYR Group Inc., (2)	472,741

12,232	Regal-Beloit Corporation	787,374

25,000	Tetra Tech, Inc., (2), (3)	642,750

40,000	TriMas Corporation, (2)	869,600

24,828	Triumph Group Inc., (3)	1,552,495

48,000	TrueBlue Inc., (2), (3)	730,560
	Total Industrials	13,028,499
	Information Technology – 11.7%

15,000	ADTRAN, Inc., (3)	323,700

12,842	CACI International Inc., Class A, (3)	724,931

60,000	Cray, Inc., (3)	745,800

56,000	Dice Holdings Inc., (3)	422,240

31,630	International Rectifier Corporation, (2), (3)	538,975

45,926	MKS Instruments Inc., (3)	1,212,446

87,790	Perficient, Inc., (2)	1,166,729

24,950	Plantronics Inc., (3)	818,859

75,975	PMC-Sierra, Inc., (2)	404,187

47,407	Polycom Inc., (2)	414,337

18,872	Rogers Corporation	676,561

102	Nuveen Investments

Shares	Description (1)	Value

	Information Technology (continued)

27,886	SYNNEX Corporation, (2)	$943,383

84,261	TTM Technologies, Inc., (2), (3)	921,815
	Total Information Technology	9,313,963
	Materials – 5.4%

31,067	Buckeye Technologies Inc., (3)	935,738

28,300	Kraton Performance Polymers Inc., (2)	662,786

17,222	Minerals Technologies Inc., (3)	1,101,175

28,248	Packaging Corp. of America	869,756

9,454	Rockwood Holdings Inc.	418,056

11,446	Schnitzer Steel Industries, Inc., Class A, (3)	328,615
	Total Materials	4,316,126
	Telecommunication Services – 1.5%

55,283	NTELOS Holdings Corporation	1,172,000
	Utilities – 6.4%

33,553	Atmos Energy Corporation	1,202,875

46,515	El Paso Electric Company, (3)	1,574,533

26,401	Southwest Gas Corporation, (3)	1,179,069

31,109	UIL Holdings Corporation, (3)	1,152,276
	Total Utilities	5,108,753
	Total Common Stocks (cost $71,480,666)	78,253,465

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 40.5%

	Money Market Funds – 40.5%

32,278,080	Mount Vernon Securities Lending Prime Portfolio, 0.270% (4), (5)	$32,278,080
	Total Investments Purchased with Collateral from Securities Lending (cost $32,278,080)	32,278,080

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

1,434,543	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,434,543
	Total Short-Term Investments (cost $1,434,543)	1,434,543
	Total Investments (cost $105,193,289) – 140.6%	111,966,088
	Other Assets Less Liabilities – (40.6)%	(32,326,208)
	Net Assets – 100%	$79,639,880

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2012

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$78,253,465	$—	$—	$78,253,465
Investments Purchased with Collateral from Securities Lending	32,278,080	—	—	32,278,080
Short-Term Investments:
Money Market Funds	1,434,543	—	—	1,434,543
Total	$111,966,088	$—	$—	$111,966,088

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $105,221,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,237,664
Depreciation	(4,493,089)
Net unrealized appreciation (depreciation) of investments	$6,744,575

104	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen International Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 79.7%

	Australia – 2.9%

24,145	APA Group	$124,332

23,030	Australian Infrastructure Fund	62,683

22,369	DUET Group	48,896

244,691	Incitec Pivot	799,719

14,097	Macquarie Atlas Roads Group, (2)	19,333

19,641	Newcrest Mining	485,055

7,230	QR National	24,313

22,335	SP AusNet	24,763

45,990	Sydney Airport	152,242

44,333	Transurban Group	285,127

13,746	Woodside Petroleum	487,539

17,016	WorleyParsons	466,542
	Total Australia	2,980,544
	Austria – 0.0%

665	Oesterreichische Post	21,196
	Belgium – 0.8%

10,590	Anheuser-Busch InBev	836,135

266	Elia System Operator	10,581
	Total Belgium	846,716
	Brazil – 0.7%

150	Companhia de Gas de Sao Paulo, Class A	3,188

740	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	62,456

2,451	Companhia de Saneamento de Minas Gerais	59,947

1,437	Companhia Paranaense de Energia-Copel – ADR	29,114

1,032	CPFL Energia – ADR	23,880

6,729	Energias do Brasil	44,560

19,992	Itau Unibanco Holding – ADR	316,074

2,150	Santos Brasil Participacoes	33,564

2,719	Transmissora Alianca de Energia Eletrica SA, (2)	94,207

3,031	Wilson Sons – BDR	45,557
	Total Brazil	712,547
	Canada – 6.6%

8,235	Agrium	781,996

573	AltaGas	17,827

29	ATCO, Class I	2,131

10,849	Bank of Nova Scotia	566,209

1,276	Brookfield Renewable Energy	37,688

19,454	Cameco	406,589

22,050	Canadian Natural Resources	601,354

620	Canadian Utilities, Class A	43,277

6,771	Cenovus Energy	206,941

726	Emera	25,569

10,976	Enbridge	448,479

1,551	Enbridge, Inc.	63,457

106	Nuveen Investments

Shares	Description (1)	Value

	Canada (continued)

21,830	EnCana	$486,296

2,201	Fortis	73,612

2,765	Gibson Energy, (3)	57,231

1,300	Keyera	58,684

60,350	Kinross Gold	504,296

103,162	Lundin Mining, (2)	441,307

46,559	Manulife Financial	499,112

14,860	Suncor Energy	453,824

57,540	Talisman Energy	711,468

1,240	TransCanada	56,358

2,313	Veresen	29,684

1,154	Westshore Terminals Investment	28,561

13,637	Yamana Gold	201,964
	Total Canada	6,803,914
	Chile – 0.1%

5,111	Aguas Andinas, Class A	3,388

45,042	Empresa Electrica Del Norte Grande	101,700

678	Empresa Nacional de Electrcidad – ADR	33,893

769	Enersis – ADR	12,727
	Total Chile	151,708
	China – 1.4%

292,000	Agile Property Holdings	347,552

7,581	ENN Energy Holdings	29,084

514,000	Industrial & Commercial Bank of China, Class H	294,957

10,027	Jiangsu Expressway, Class H	9,310

48,000	Ping An Insurance	376,649

11,900	Tencent Holdings	355,709
	Total China	1,413,261
	Czech Republic – 0.0%

243	CEZ	8,183
	Denmark – 0.6%

3,988	Novo Nordisk, Class B	616,186
	Finland – 0.2%

100,386	Nokia Oyj	240,855
	France – 3.5%

601	Aeroports de Paris	46,646

11,273	Alstom	375,055

41,214	AXA	504,564

24,681	Carrefour	442,912

8,576	DANONE	522,111

4,887	L’Oreal	586,988

5,361	Pernod Ricard SA	577,234

1,022	Rubis	53,820

8,957	Total SA	414,435

1,381	Vinci	58,707
	Total France	3,582,472

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Germany – 7.2%

17,073	Adidas	$1,283,721

29,700	Aixtron	392,107

6,096	Allianz	608,220

2,211	BASF	161,811

9,249	Bayer	704,537

5,407	BMW	404,291

10,370	Daimler	519,431

10,220	Deutsche Boerse	508,837

26,021	E.ON	555,484

1,905	Fraport Frankfurt Airport	108,231

2,184	Hamburger Hafen und Logistik	48,491

9,650	Henkel KGAA	694,595

9,832	Siemens	835,927

21,221	Symrise	667,383
	Total Germany	7,493,066
	Hong Kong – 2.7%

42,036	Beijing Enterprises Water Group	7,860

39,504	Cheung Kong Holdings	520,118

47,394	Cheung Kong Infrastructure Holdings	288,164

78,690	China Everbright International	40,894

508,000	China Longyuan Power, Class H	327,543

46,072	China Merchants Holdings International	143,479

176,000	China Resources Land	357,234

186,000	China Unicom	274,394

37,830	COSCO Pacific	52,296

68,091	Guangdong Investment	49,171

48,068	Hong Kong & China Gas	111,326

246,000	Li & Fung	485,992

18,410	MTR	64,338

13,546	NWS Holdings	20,717

9,304	Power Assets Holdings	73,187

30,715	Towngas China	21,507
	Total Hong Kong	2,838,220
	India – 0.4%

741	GAIL India – GDR	28,284

9,653	HDFC Bank – ADR	327,333

15,164	Power Grid	32,433
	Total India	388,050
	Ireland – 1.4%

20,632	Covidien	1,152,916

26,789	WPP	339,367
	Total Ireland	1,492,283
	Israel – 1.0%

15,683	NICE Systems – ADR, (2)	564,588

12,338	Teva Pharmaceutical Industries – ADR	504,501
	Total Israel	1,069,089

108	Nuveen Investments

Shares	Description (1)	Value

	Italy – 1.7%

6,671	Atlantia	$87,826

1,267	Autostrada Torino-Milano	8,247

17,558	Eni	363,802

10,426	Hera	12,777

104,700	Prada	724,355

11,630	Saipem	537,326

1,876	Terna-Rete Elettrica Nationale	6,265
	Total Italy	1,740,598
	Japan – 11.5%

71,056	AMADA	378,359

14,230	Canon	482,682

140	CyberAgent	277,222

116	INPEX	651,827

4,661	Japan Airport Terminal	53,575

4,798	Kamigumi	38,691

30,300	KOMATSU	681,823

46,949	Mitsubishi	941,083

28,041	Mitsui Sumitomo Insurance Group	458,347

3,500	Nexon, (2)	72,621

4,632	Nintendo	518,784

33,901	NKSJ Holdings	653,937

62,000	Rakuten	618,214

6,971	SMC	1,182,282

10,985	Sugi Holdings	366,565

268,520	Sumitomo Mitsui Trust	776,775

50,354	Suzuki Motor	928,769

13,100	TERUMO	539,930

218,686	The Bank of Yokohama	996,508

20,537	THK	367,234

6,599	Tokyo Gas	34,125

22,900	Toyota Motor	885,222
	Total Japan	11,904,575
	Luxembourg – 0.5%

6,166	Millicom International Cellular	558,514
	Malaysia – 0.3%

82,097	Sime Darby Berhad	257,873
	Mexico – 0.0%

153	Grupo Aeroportuario del Sureste – ADR	13,634
	Netherlands – 1.3%

23,092	Heineken	1,251,714

947	Koninklijke Vopak	60,054
	Total Netherlands	1,311,768
	New Zealand – 0.2%

51,458	Auckland International Airport	103,766

13,401	Infratil	22,682

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	New Zealand (continued)

7,853	Port of Tauranga	$72,374

1,335	Vector	3,006
	Total New Zealand	201,828
	Norway – 1.1%

2,615	Hafslund, Class B	21,258

104,490	Norsk Hydro	426,451

41,337	Telenor ASA	700,889
	Total Norway	1,148,598
	Philippines – 0.1%

46,640	International Container Terminal Services	81,281

28,023	Manila Water	17,521

218,321	Metro Pacific Investments	21,861
	Total Philippines	120,663
	Poland – 0.0%

4,225	PGE	23,522
	Singapore – 1.3%

89,478	CitySpring Infrastructure Trust	30,200

11,367	ComfortDelGro	15,346

375,011	Golden Agri-Resources	223,006

48,982	Hutchison Port Holdings Trust, (2)	37,226

8,095	Hyflux	9,042

52,000	Oversea-Chinese Banking	399,068

21,969	Parkway Life – REIT	34,602

104,148	SembCorp Industries	442,738

8,253	Singapore Airport Terminal Services	17,111

104,357	Singapore Post	88,054

52,897	SMRT	69,288
	Total Singapore	1,365,681
	South Africa – 0.8%

46,628	MTN Group	839,417
	South Korea – 0.8%

1,485	Hyundai Mobis	393,373

728	Samsung Electronics – GDR, (3)	421,427
	Total South Korea	814,800
	Spain – 1.3%

7,454	Abertis Infraestructuras	92,224

51,848	Banco Santander	315,780

15,026	Ferrovial	163,619

24,405	Grifols, (2)	760,911
	Total Spain	1,332,534
	Sweden – 0.9%

97,157	Ericsson	905,759
	Switzerland – 8.7%

33,871	ABB	592,560

10,710	Compagnie Financiere Richemont	608,286

110	Nuveen Investments

Shares	Description (1)	Value

	Switzerland (continued)

26,978	Credit Suisse Group	$460,364

237	Flughafen Zuerich	85,571

28,859	Foster Wheeler, (2)	520,616

10,047	Holcim	593,785

18,219	Nestle	1,120,609

18,025	Noble	666,925

19,152	Novartis	1,124,050

11,851	Roche Holding	2,103,634

33,909	UBS	357,394

59,716	Xstrata	794,035
	Total Switzerland	9,027,829
	Taiwan – 0.6%

33,000	Hiwin Technologies	305,326

104,200	Hon Hai Precision Industry	293,917
	Total Taiwan	599,243
	Turkey – 0.6%

157,780	Turkiye Garanti Bankasi	615,349
	United Kingdom – 13.6%

160,689	Aberdeen Asset Management	650,747

35,467	Anglo American	1,056,525

3,687	Aon	181,400

54,826	ARM Holdings	474,061

24,861	BG Group	491,903

13,559	BHP Billiton	397,319

15,379	BP – ADR	613,622

11,589	Centrica	57,598

64,578	Diageo	1,728,303

57,329	GlaxoSmithKline	1,319,928

15,451	HSBC Holdings – ADR	645,852

5,828	National Grid – ADR	302,473

3,230	Pennon Group	38,892

71,514	Prudential	855,495

63,167	Rolls Royce Holdings	842,299

2,545	SSE	52,391

45,977	Standard Chartered	1,055,679

104,638	Tesco	521,861

33,909	Vedanta Resources	518,880

37,948	Vodafone Group – ADR	1,091,005

31,304	Willis Group Holdings	1,157,622
	Total United Kingdom	14,053,855
	United States – 4.9%

5,873	American Tower, Class A	424,677

3,380	American Water Works	122,525

409	Aqua America	10,487

1,320	Atmos Energy	47,322

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	United States (continued)

2,567	Brookfield Infrastructure Partners	$85,404

9,895	Bunge	650,794

725	California Water Service Group	13,391

745	CenterPoint Energy	15,690

826	CMS Energy	20,369

3,634	Covanta Holding	62,432

2,903	Crown Castle International, (2)	179,638

1,699	Dominion Resources	92,273

132	Duke Energy	8,947

2,495	Edison International	115,219

500	ITC Holdings	37,095

3,556	Kinder Morgan	127,340

488	Middlesex Water Company	9,126

6	NextEra Energy	425

8,050	NiSource	206,000

343	Northwest Natural Gas	16,701

2,684	OGE Energy	142,547

31	Oiltanking Partners	1,052

2,957	Pepco Holdings	59,022

131	PG&E	6,047

8,686	Philip Morris International	794,248

856	Piedmont Natural Gas	27,204

4,949	Questar	100,712

2,115	SBA Communications, Class A, (2)	124,912

8,746	Schlumberger	623,240

123	SJW	2,870

571	Southern	27,494

134	Southwest Gas	5,984

6,362	Spectra Energy	195,250

645	Standard Parking, (2)	13,680

42	UIL Holdings	1,556

4,540	Unitil	120,582

6,654	Waste Connections	204,744

476	Westar Energy	14,547

1,998	Western Gas Partners	89,810

1,808	WGL Holdings	73,134

5,686	Williams	180,758

1,167	Xcel Energy	34,193
	Total United States	5,089,441
	Total Common Stocks (cost $83,055,251)	82,583,771
	EXCHANGE-TRADED FUNDS – 5.9%

	United States – 5.9%

22,042	Global X FTSE Columbia 20	455,167

97,640	iShares MSCI Malysia Index Fund	1,406,992

55,000	iShares S&P Global Energy Sector Index Fund	2,043,250

112	Nuveen Investments

Shares	Description (1)					Value

	United States (continued)

31,478	Market Vectors Agribusiness					$1,562,253

15,966	Market Vectors Gold Miners					683,026
	Total Exchange-Traded Funds (cost $6,857,449)					6,150,688
	RIGHTS – 0.0%

	Spain – 0.0%

57,978	Banco Santander, (2), (4)					11,035
	Total Rights (cost $16,712)					11,035

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Rating (5)	Value
	SHORT-TERM INVESTMENTS – 8.9%

	Money Market Fund – 2.4%

2,511,859	State Street Institutional Liquid Reserves Fund	0.190%	(6)	N/A	N/A	$2,511,859
	U.S. Government and Agency Obligations – 6.5%

$2,032	U.S. Treasury Bill, (7)	0.052%		8/23/12	Aaa	2,031,935

4,740	U.S. Treasury Bill, (7)	0.070%		9/20/12	Aaa	4,739,540
$6,772	Total U.S. Government and Agency Obligations					6,771,475
	Total Short-Term Investments (cost $9,283,204)					9,283,334
	Total Investments (cost $99,212,616) – 94.5%					98,028,828
	Other Assets Less Liabilities – 5.5% (8)					5,652,441
	Net Assets – 100.0%					$103,681,269

Investments in Derivatives at July 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	27	8/12	$2,159,362	$44,046
British Pound Currency	Short	(9)	9/12	(882,056)	(6,731)
CAC 40 10 Euro Index	Long	15	9/12	606,375	49,868
E-Mini MSCI Singapore Index	Long	5	8/12	279,010	2,624
FTSE JSE Top 40	Short	(93)	9/12	(3,397,224)	(29,260)
FTSE 100 Index	Long	122	9/12	10,722,963	348,030
H-Shares Index	Short	(50)	8/12	(3,109,082)	(141,140)
Kospi2 Index	Short	(26)	9/12	(2,879,690)	(48,418)
Mexican Bolsa Index	Short	(31)	9/12	(952,693)	(78,680)
NASDAQ 100	Short	(84)	9/12	(4,429,320)	(133,644)
Nikkei 225 Index	Long	154	9/12	6,629,700	195,657
OMXS 30 Index	Long	258	8/12	4,061,215	112,682
S&P TSX 60	Short	(17)	9/12	(2,251,523)	(49,698)
SGX S&P CNX Nifty	Short	(45)	8/12	(472,320)	(10,260)
SPI 200	Long	37	9/12	4,108,973	202,033
					$457,109

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$82,105,113	$478,658	$—	$82,583,771
Exchange-Traded Funds	6,150,688	—	—	6,150,688
Rights	—	—	11,035	11,035
Short-Term Investments:
Money Market Funds	2,511,859	—	—	2,511,859
U.S. Government and Agency Obligations	—	6,771,475	—	6,771,475
Derivatives:
Futures Contracts*	457,109	—	—	457,109
Total	$91,224,769	$7,250,133	$11,035	$98,485,937
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

114	Nuveen Investments

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$954,940	Payable for variation margin on futures contracts*	$(491,100)
Foreign Currency Exchange Rate	Futures Contracts	-	—	Payable for variation margin on futures contracts*	(6,731)
Total			$954,940		$(497,831)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $99,767,507.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$9,881,144
Depreciation	(11,619,823)
Net unrealized appreciation (depreciation) of investments	$(1,738,679)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen International Select Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 80.6%

	Argentina – 0.1%

50,354	YPF Sociedad Anonima	$574,539
	Australia – 2.3%

95,213	APA Group	490,288

90,817	Australian Infrastructure Fund	247,187

32,379	BHP Billiton	1,086,480

88,160	DUET Group	192,705

646,814	Incitec Pivot	2,113,971

55,539	Macquarie Atlas Roads Group, (2)	76,167

47,721	Newcrest Mining	1,178,519

28,505	QR National	95,858

88,020	SP AusNet	97,587

181,251	Sydney Airport	599,999

174,720	Transurban Group	1,123,708

47,375	Woodside Petroleum	1,680,282

51,799	WorleyParsons	1,420,217
	Total Australia	10,402,968
	Austria – 0.0%

2,620	Oesterreichische Post	83,509
	Belgium – 0.4%

20,645	Anheuser-Busch InBev	1,630,029

1,049	Elia System Operator	41,728
	Total Belgium	1,671,757
	Brazil – 6.0%

420,843	Banco do Brasil	4,450,355

148,048	Cielo	4,326,857

39,200	Companhia de Bebidas das Americas – ADR	1,511,160

168,800	Companhia de Concessoes Rodoviarias	1,409,412

591	Companhia de Gas de Sao Paulo, Class A	12,560

2,920	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	246,448

9,659	Companhia de Saneamento de Minas Gerais	236,243

41,987	Companhia Energetica de Minas Gerais – ADR	798,173

5,666	Companhia Paranaense de Energia-Copel – ADR	114,793

175,100	Companhia Siderurgica Nacional – ADR	907,018

4,071	CPFL Energia – ADR	94,203

26,527	Energias do Brasil	175,664

90,028	Itau Unibanco Holding – ADR	1,423,343

72,300	Natura Cosmeticos	1,888,649

257,930	Redecard	4,159,958

8,478	Santos Brasil Participacoes	132,350

112,695	Souza Cruz	1,596,494

10,725	Transmissora Aliance de Energia Electrica SA, (2)	371,596

167,900	Vale – ADR	3,030,595

11,950	Wilson Sons – BDR	179,612
	Total Brazil	27,065,483

116	Nuveen Investments

Shares	Description (1)	Value

	Canada – 4.7%

21,759	Agrium	$2,066,235

2,257	AltaGas	70,218

114	ATCO, Class I	8,378

25,621	Bank of Nova Scotia	1,337,160

5,029	Brookfield Renewable Energy	148,536

67,023	Cameco	1,400,781

58,300	Canadian Natural Resources	1,589,974

2,442	Canadian Utilities, Class A	170,454

17,897	Cenovus Energy	546,984

2,861	Emera	100,763

43,293	Enbridge	1,768,952

6,117	Enbridge	250,267

57,707	EnCana	1,285,511

54,200	First Quantum Minerals	984,177

8,680	Fortis	290,300

10,903	Gibson Energy, (3)	225,674

5,130	Keyera	231,575

159,530	Kinross Gold	1,333,062

272,690	Lundin Mining, (2)	1,166,516

114,670	Manulife Financial	1,229,262

13,700	Pacific Rubiales Energy	309,970

51,195	Suncor Energy	1,563,495

152,090	Talisman Energy	1,880,556

4,889	TransCanada	222,205

9,114	Veresen	116,964

4,550	Westshore Terminals Investment	112,610

36,049	Yamana Gold	533,886
	Total Canada	20,944,465
	Chile – 0.4%

20,147	Aguas Andinas, Class A	13,355

177,614	Empresa Electrica Del Norte Grande	401,034

2,673	Empresa Nacional de Electrcidad – ADR	133,623

3,035	Enersis – ADR	50,229

17,199	Sociedad Quimica y Minera de Chile – ADR	1,030,736
	Total Chile	1,628,977
	China – 2.5%

1,304,000	Agile Property Holdings	1,552,081

4,679,350	China Construction Bank, Class H	3,161,927

29,851	ENN Energy Holdings	114,520

2,228,000	Industrial & Commercial Bank of China, Class H	1,278,528

39,523	Jiangsu Expressway, Class H	36,696

21,000	NetEase.com – ADR, (2)	1,109,010

213,500	Ping An Insurance	1,675,303

50,300	Tencent Holdings	1,503,545

210,500	Weichai Power, Class H	639,261
	Total China	11,070,871

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Czech Republic – 0.0%

957	CEZ	$32,227
	Denmark – 0.3%

8,672	Novo Nordisk, Class B	1,339,911
	Egypt – 0.8%

307,011	Commercial International Bank	1,383,754

29,713	Eastern Tobacco, (3)	377,848

38,275	Orascom Construction Industries	1,648,508
	Total Egypt	3,410,110
	Finland – 0.1%

265,369	Nokia Oyj	636,698
	France – 2.3%

2,369	Aeroports de Paris	183,868

29,800	Alstom	991,451

98,039	AXA	1,200,246

65,254	Carrefour	1,171,014

23,369	CFAO	1,106,141

17,286	DANONE	1,052,380

12,929	L’Oreal	1,552,931

12,987	Pernod Ricard SA	1,398,347

4,030	Rubis	212,225

23,683	Total SA	1,095,798

5,445	Vinci	231,470
	Total France	10,195,871
	Germany – 4.2%

38,183	Adidas	2,870,984

67,963	Aixtron	897,265

16,114	Allianz	1,607,752

5,841	BASF	427,471

20,139	Bayer	1,534,077

12,623	BMW	943,844

27,400	Daimler	1,372,461

27,010	Deutsche Boerse	1,344,784

68,780	E.ON	1,468,284

7,512	Fraport Frankfurt Airport	426,787

8,611	Hamburger Hafen und Logistik	191,187

25,506	Henkel KGAA	1,835,890

25,985	Siemens	2,209,272

56,100	Symrise	1,764,299
	Total Germany	18,894,357
	Hong Kong – 3.1%

165,675	Beijing Enterprises Water Group	30,978

103,983	Cheung Kong Holdings	1,369,062

186,816	Cheung Kong Infrastructure Holdings	1,135,876

310,303	China Everbright International	161,260

2,203,000	China Longyuan Power, Class H	1,420,429

118	Nuveen Investments

Shares	Description (1)	Value

	Hong Kong (continued)

181,663	China Merchants Holdings International	$565,742

41,411	China Mobile Limited	2,406,807

782,000	China Resources Land	1,587,254

908,000	China Unicom	1,339,513

247,000	CNOOC	500,708

149,216	COSCO Pacific	206,274

268,500	Guangdong Investment	193,895

189,412	Hong Kong & China Gas	438,681

1,912,000	Huabao International Holdings	855,564

572,000	Li & Fung	1,130,030

72,595	MTR	253,694

53,254	NWS Holdings	81,446

36,690	Power Assets Holdings	288,611

120,787	Towngas China	84,578
	Total Hong Kong	14,050,402
	Hungary – 0.4%

104,558	OTP Bank	1,609,929
	India – 1.8%

148,331	Bank of India	794,530

298,545	Bharat Heavy Electricals	1,157,623

2,920	GAIL India – GDR	111,456

42,457	HDFC Bank – ADR	1,439,717

14,900	Infosys Technologies – ADR	589,742

129,873	Jindal Steel & Power	930,934

59,780	Power Grid	127,858

123,348	Punjab National Bank	1,612,628

60,661	Tata Consultancy Services	1,356,488
	Total India	8,120,976
	Indonesia – 1.9%

2,544,066	Bank of Mandiri	2,230,929

823,000	Perusahaan Gas Negara	330,396

751,300	Semen Gresik Persero	1,027,928

368,700	Tambang Batubara Bukit Asam	619,369

84,100	Telekomunikasi Indonesia – ADR	3,265,603

556,519	United Tractors	1,234,750
	Total Indonesia	8,708,975
	Ireland – 0.9%

54,550	Covidien	3,048,254

70,827	WPP	897,247
	Total Ireland	3,945,501
	Israel – 0.5%

34,591	NICE Systems – ADR, (2)	1,245,276

26,827	Teva Pharmaceutical Industries – ADR	1,096,956
	Total Isreal	2,342,232

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Italy – 1.1%

26,316	Atlantia	$346,459

4,991	Autostrada Torino-Milano	32,486

51,825	Eni	1,073,816

41,085	Hera	50,349

212,600	Prada	1,470,849

39,904	Saipem	1,843,634

7,394	Terna-Rete Elettrica Nationale	24,691
	Total Italy	4,842,284
	Japan – 6.7%

186,732	AMADA	994,311

32,800	Canon	1,112,576

376	CyberAgent	744,540

307	INPEX	1,725,094

18,374	Japan Airport Terminal	211,198

18,913	Kamigumi	152,514

64,100	KOMATSU	1,442,404

124,058	Mitsubishi	2,486,718

74,085	Mitsui Sumitomo Insurance Group	1,210,964

9,300	Nexon, (2)	192,964

12,116	Nintendo	1,356,992

89,602	NKSJ Holdings	1,728,387

116,400	Rakuten	1,160,648

18,035	SMC	3,058,736

28,983	Sugi Holdings	967,151

708,669	Sumitomo Mitsui Trust	2,050,038

133,080	Suzuki Motor	2,454,634

26,600	TERUMO	1,096,346

577,074	The Bank of Yokohama	2,629,611

54,106	THK	967,502

25,989	Tokyo Gas	134,394

59,800	Toyota Motor	2,311,629
	Total Japan	30,189,351
	Luxembourg – 0.4%

13,032	Millicom International Cellular	1,180,433

23,255	Oriflame Cosmetics – SDR	868,560
	Total Luxembourg	2,048,993
	Malaysia – 0.4%

57,200	British American Tobacco	1,091,909

216,980	Sime Darby Berhad	681,551
	Total Malaysia	1,773,460
	Mexico – 1.5%

76,200	America Movil, Series L – ADR	2,033,778

604	Grupo Aeroportuario del Sureste – ADR	53,822

778,517	Grupo Mexico, Series B	2,189,459

60,200	Grupo Televisa – ADR	1,371,958

465,500	Kimberly-Clark de Mexico, Series A	968,909
	Total Mexico	6,617,926

120	Nuveen Investments

Shares	Description (1)	Value

	Netherlands – 0.8%

61,043	Heineken	$3,308,868

3,735	Koninklijke Vopak	236,855
	Total Netherlands	3,545,723
	New Zealand – 0.2%

202,762	Auckland International Airport	408,874

52,812	Infratil	89,389

30,949	Port of Tauranga	285,228

5,250	Vector	11,820
	Total New Zealand	795,311
	Norway – 0.6%

10,402	Hafslund, Class B	84,561

276,214	Norsk Hydro	1,127,301

96,350	Telenor ASA	1,633,660
	Total Norway	2,845,522
	Philippines – 0.8%

183,864	International Container Terminal Services	320,424

110,370	Manila Water	69,006

860,808	Metro Pacific Investments	86,194

45,900	Philippine Long Distance Telephone – ADR	2,997,270
	Total Philippines	3,472,894
	Poland – 0.0%

16,666	PGE	92,787
	Russia – 2.5%

179,193	Gazprom OAO – ADR, (2)	1,658,431

17,900	LUKOIL – ADR	1,011,350

33,471	Magnit – GDR, (3)	860,285

138,550	Mobile TeleSystems – ADR	2,625,522

1,113,684	Sberbank	3,129,452

348,136	TNK-BP Holding, (3)	827,583

31,324	Uralkali – GDR, Class S	1,305,584
	Total Russia	11,418,207
	Singapore – 0.9%

352,743	CitySpring Infrastructure Trust	119,055

44,778	ComfortDelGro	60,452

991,276	Golden Agri-Resources	589,476

193,004	Hutchison Port Holdings Trust	146,683

31,913	Hyflux	35,647

140,000	Oversea-Chinese Banking	1,074,413

86,642	Parkway Life – REIT	136,466

294,904	SembCorp Industries	1,253,650

32,535	Singapore Airport Terminal Services	67,454

411,439	Singapore Post	347,164

208,547	SMRT	273,169
	Total Singapore	4,103,629

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	South Africa – 4.1%

9,143	Anglo American	$272,051

87,997	Bidvest Group	2,110,193

14,691	Massmart Holdings	308,304

123,260	MTN Group	2,218,979

333,863	Murray & Roberts Holdings	950,084

65,261	Nedbank Group	1,424,362

282,492	Pretoria Portland Cement	883,432

274,820	Sanlam	1,180,900

152,321	Shoprite Holdings	2,990,079

83,827	Standard Bank Group	1,154,867

41,370	Tiger Brands	1,331,101

158,536	Truworths International	1,978,934

86,265	Vodacom Group	1,000,712

113,462	Woolworths Hldgs	737,625
	Total South Africa	18,541,623
	South Korea – 4.9%

18,795	Hite Jinro	399,798

14,431	Hyundai Mobis	3,822,739

54,250	KB Financial Group	1,734,561

279,802	Korea Life Insurance	1,613,540

39,454	KT&G	2,906,829

8,751	NHN	2,128,491

2,890	Samsung Electronics – GDR, (3)	1,672,973

3,159	Samsung Electronics – GDR	3,657,385

85,506	Shinhan Financial Group – ADR	2,737,705

43,557	Woongjin Coway	1,363,775
	Total South Korea	22,037,796
	Spain – 0.8%

29,395	Abertis Infraestructuras	363,668

137,065	Banco Santander	834,793

59,254	Ferrovial SA	645,222

51,395	Grifols, (2)	1,602,418
	Total Spain	3,446,101
	Sweden – 0.5%

256,833	Ericsson	2,394,361
	Switzerland – 5.1%

88,864	ABB	1,554,642

22,363	Compagnie Financiere Richemont	1,270,130

61,628	Credit Suisse Group	1,051,646

936	Flughafen Zuerich	337,949

76,293	Foster Wheeler, (2)	1,376,326

26,051	Holcim	1,539,632

48,159	Nestle	2,962,151

47,650	Noble	1,763,050

50,617	Novartis	2,970,761

29,619	Roche Holding	5,257,577

122	Nuveen Investments

Shares	Description (1)	Value

	Switzerland (continued)

89,626	UBS	$944,640

161,331	Xstrata	2,145,195
	Total Switzerland	23,173,699
	Taiwan – 2.0%

157,000	Hiwin Technologies	1,452,613

844,497	Hon Hai Precision Industry	2,382,078

112,706	HTC	1,097,276

103,150	MediaTek	876,994

1,112,961	Taiwan Semiconductor Manufacturing	3,005,748
	Total Taiwan	8,814,709
	Thailand – 0.7%

19,200	Banpu Public	244,042

845,300	CP ALL, (3)	919,972

143,500	PTT Exploration and Production Public Company, (3)	693,105

107,000	Siam Cement	1,186,622
	Total Thailand	3,043,741
	Turkey – 2.2%

370,469	Akbank T.A.S.	1,395,308

368,227	Koc Holding	1,436,103

182,300	Turkcell Iletisim Hizmetleri – ADR, (2)	2,517,563

417,090	Turkiye Garanti Bankasi	1,626,671

993,650	Turkiye Is Bankasi, Class C	2,911,998
	Total Turkey	9,887,643
	United Kingdom – 7.8%

361,544	Aberdeen Asset Management	1,464,156

96,793	Anglo American	2,883,364

11,152	Aon	548,678

128,781	ARM Holdings	1,113,523

85,120	BG Group	1,684,197

40,641	BP – ADR	1,621,576

45,682	Centrica	227,042

164,163	Diageo	4,393,500

151,545	GlaxoSmithKline	3,489,132

33,595	HSBC Holdings – ADR	1,404,271

22,980	National Grid – ADR	1,192,662

12,732	Pennon Group	153,306

157,663	Prudential	1,886,063

138,756	Rolls-Royce Group	1,850,240

10,032	SSE	206,516

110,067	Standard Chartered	2,527,251

210,925	Tesco	1,051,946

94,252	Vedanta Resources	1,442,256

100,303	Vodafone Group – ADR	2,883,711

82,760	Willis Group Holdings	3,060,465
	Total United Kingdom	35,083,855

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	United States – 3.9%

23,159	American Tower, Class A	$1,674,627

13,328	American Water Works	483,140

1,615	Aqua America	41,409

5,208	Atmos Energy	186,707

10,125	Brookfield Infrastructure Partners	336,859

26,160	Bunge	1,720,543

2,856	California Water Service Group	52,750

2,938	CenterPoint Energy	61,874

3,256	CMS Energy	80,293

14,325	Covanta Holding	246,103

11,448	Crown Castle International, (2)	708,402

6,701	Dominion Resources	363,931

519	Duke Energy	35,178

9,839	Edison International	454,365

1,969	ITC Holdings	146,080

14,025	Kinder Morgan	502,235

1,928	Middlesex Water Company	36,054

22	NextEra Energy	1,560

31,745	NiSource	812,355

1,351	Northwest Natural Gas	65,780

10,584	OGE Energy	562,116

124	Oiltanking Partners	4,210

11,656	Pepco Holdings	232,654

514	PG&E	23,726

22,949	Philip Morris International	2,098,457

3,380	Piedmont Natural Gas	107,416

19,519	Questar	397,212

8,341	SBA Communications, Class A, (2)	492,619

23,110	Schlumberger	1,646,819

488	SJW	11,385

2,251	Southern	108,386

529	Southwest Gas	23,625

25,096	Spectra Energy	770,196

2,543	Standard Parking, (2)	53,937

164	UIL Holdings	6,075

17,891	Unitil	475,185

26,224	Waste Connections	806,912

1,875	Westar Energy	57,300

7,874	Western Gas Partners	353,936

7,128	WGL Holdings	288,328

22,421	Williams	712,764

4,601	Xcel Energy	134,809
	Total United States	17,378,312
	Total Common Stocks (cost $356,316,048)	362,277,685

124	Nuveen Investments

Shares	Description (1)					Value

	EXCHANGE-TRADED FUNDS – 6.5%

	United States – 6.5%

95,258	Global X FTSE Columbia 20					$1,967,078

400,000	iShares MSCI Malaysia Index Fund					5,764,000

190,000	iShares S&P Global Energy Sector Index Fund					7,058,500

75,000	Market Vectors Agribusiness					3,722,250

45,000	Market Vectors Gold Miners					1,925,100

325,000	Market Vectors Russia					8,596,250
	Total Exchange-Traded Funds (cost $32,055,986)					29,033,178
	RIGHTS – 0.0%

	Spain – 0.0%

137,065	Banco Santander, (2), (4)					26,088
	Total Rights (cost $39,112)					26,088

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 12.2%

	Money Market Funds – 7.6%

34,247,751	State Street Institutional Liquid Reserves Fund	0.190%,	(6)	N/A	N/A	$34,247,751
	U.S. Government and Agency Obligations – 4.6%

$5,025,000	U.S. Treasury Bill, (7)	0.052%		8/23/12	Aaa	5,024,839

15,750,000	U.S. Treasury Bill, (7)	0.070%		9/20/12	Aaa	15,748,472
$20,775,000	Total U.S. Government and Agency Obligations					20,773,311
	Total Short-Term Investments (cost $55,020,590)					55,021,062
	Total Investments (cost $443,431,736) – 99.3%					446,358,013
	Other Assets Less Liabilities – 0.7% (8)					3,355,105
	Net Assets – 100.0%					$449,713,118

Investments in Derivatives at July 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	29	8/12	$2,319,315	$47,309
Australian Dollar Currency	Short	(158)	9/12	(16,539,440)	(769,350)
British Pound Currency	Short	(9)	9/12	(882,056)	(6,731)
CAC 40 10 Euro Index	Long	63	9/12	2,546,774	209,446
DAX Index	Short	(12)	9/12	(2,504,122)	(239,780)
Dollar Index	Long	240	9/12	19,850,402	(44,038)
E-Mini MSCI EAFE	Long	11	9/12	783,530	37,950
Euro FX Currency	Short	(24)	9/12	(3,693,900)	59,301
FTSE 100 Index	Long	433	9/12	38,057,728	1,295,912
FTSE JSE Top 40	Short	(481)	9/12	(17,570,590)	(151,335)
H-Shares Index	Long	30	8/12	1,865,449	84,375
Kospi2 Index	Short	(42)	9/12	(4,651,808)	(78,214)
Mexican Bolsa Index	Short	(169)	9/12	(5,193,714)	(428,930)
MSCI Taiwan Index	Long	275	8/12	6,974,000	285,862
NASDAQ 100	Short	(373)	9/12	(19,668,290)	(593,443)
Nikkei 225 Index	Long	509	9/12	21,912,450	(523,926)
OMXS 30 Index	Long	735	8/12	11,569,740	320,989
Russell 2000 Mini Index	Short	(137)	9/12	(10,749,020)	(381,339)

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2012

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500	Short	(26)	9/12	$(8,934,900)	$(205,504)
S&P TSX 60	Long	169	9/12	22,382,789	492,466
SET50 Index	Short	(100)	9/12	(2,611,694)	(102,591)
SGX S&P CNX Nifty	Short	(130)	8/12	(1,364,480)	(29,640)
SPI 200	Long	158	9/12	17,546,423	861,079
					$139,868

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$356,700,245	$5,577,440	$—	$362,277,685
Exchange-Traded Funds	29,033,178	—	—	29,033,178
Rights	—	—	26,088	26,088
Short-Term Investments:
Money Market Funds	34,247,751	—	—	34,247,751
U.S. Government and Agency Obligations	—	20,773,311	—	20,773,311
Derivatives:
Futures Contracts*	139,868	—	—	139,868
Total	$420,121,042	$26,350,751	$26,088	$446,497,881
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

126	Nuveen Investments

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$3,635,388	Payable for variation margin on futures contracts*	$(2,778,740)
Foreign Currency Exchange Rate	Futures Contracts	Payable for variation margin on futures contracts*	59,301	Payable for variation margin on futures contracts*	(776,081)
Total			$3,694,689		$(3,554,821)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $449,202,837.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$47,504,411
Depreciation	(50,349,235)
Net unrealized appreciation (depreciation) of investments	$(2,844,824)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivatives instruments as listed within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.8%

	Consumer Discretionary – 4.5%

2,073	Amazon.com, Inc., (2), (7)	$483,631

2,489	Apollo Group, Inc., (2)	67,701

1,510	AutoNation Inc., (2), (7)	59,539

211	AutoZone, Inc., (2)	79,174

652	Bed Bath and Beyond Inc., (2)	39,739

7,146	Career Education Corporation, (2), (7)	33,658

6,965	Comcast Corporation, Class A, (7)	226,711

3,185	Devry, Inc., (7)	62,522

4,839	Education Management Corporation, (2), (7)	18,195

874	Family Dollar Stores, Inc.	57,754

31,647	Ford Motor Company, (7)	292,418

7,220	Home Depot, Inc., (7)	376,740

6,366	Interpublic Group Companies, Inc.	62,832

6,774	Johnson Controls, Inc.	166,979

6,176	Lowe’s Companies, Inc.	156,685

3,165	Macy’s, Inc.	113,434

4,628	McDonald’s Corporation	413,558

676	McGraw-Hill Companies, Inc.	31,745

6,744	News Corporation, Class A, (7)	155,247

3,856	Omnicom Group, Inc., (7)	193,494

131	Priceline.com Incorporated, (2), (7)	86,688

4,364	Target Corporation, (7)	264,677

3,498	Time Warner Inc.	136,842

519	TJX Companies, Inc.	22,981

1,389	Viacom Inc., Class B	64,880

2,812	Walt Disney Company, (7)	138,182
	Total Consumer Discretionary	3,806,006
	Consumer Staples – 4.9%

11,520	Altria Group, Inc., (7)	414,374

2,122	Archer-Daniels-Midland Company, (7)	55,363

10,345	Coca-Cola Company, (7)	835,876

1,127	Colgate-Palmolive Company, (7)	120,995

1,073	Constellation Brands, Inc., Class A, (2)	30,269

224	Costco Wholesale Corporation	21,544

4,686	CVS Caremark Corporation, (7)	212,042

303	General Mills, Inc., (7)	11,726

3,569	PepsiCo, Inc.	259,573

8,312	Philip Morris International	760,049

13,617	Procter & Gamble Company, (7)	878,841

1,906	Tyson Foods, Inc., Class A	28,609

794	Walgreen Co., (7)	28,870

6,777	Wal-Mart Stores, Inc., (7)	504,412
	Total Consumer Staples	4,162,543

128	Nuveen Investments

Shares	Description (1)	Value

	Energy – 10.3%

3,702	Anadarko Petroleum Corporation	$257,067

4,314	Apache Corporation, (7)	371,522

3,448	Baker Hughes Incorporated, (7)	159,711

1,534	Chesapeake Energy Corporation, (7)	28,870

13,024	Chevron Corporation, (7)	1,427,170

10,313	ConocoPhillips, (7)	561,440

7,330	Devon Energy Corporation, (7)	433,350

403	EOG Resources, Inc.	39,498

28,626	Exxon Mobil Corporation, (7)	2,486,168

8,542	Halliburton Company	282,996

3,904	Hess Corporation	184,113

1,629	Kinder Morgan, Inc.	58,362

11,965	Marathon Oil Corporation	316,714

3,409	Marathon Petroleum Corporation	161,246

1,529	Murphy Oil Corporation, (7)	82,046

2,272	Nabors Industries Inc., (2)	31,444

2,517	National-Oilwell Varco Inc.	181,979

3,627	Newfield Exploration Company, (2)	110,732

855	Noble Corporation, (2), (7)	31,635

579	Noble Energy, Inc.	50,622

5,279	Occidental Petroleum Corporation	459,431

2,140	Phillips 66	80,464

9,517	Schlumberger Limited	678,181

770	SeaCor Smit Inc., (2)	65,412

1,307	Unit Corporation, (2)	51,966

5,427	Valero Energy Corporation	149,243
	Total Energy	8,741,382
	Financials – 16.4%

2,146	AFLAC Incorporated, (7)	93,952

1,249	Alexandria Real Estate Equities Inc.	91,777

833	Alleghany Corporation, Term Loan, (2)	288,060

11,155	American Capital Agency Corporation, (7)	391,987

6,020	American Capital Limited, (2)	59,959

9,608	American Express Company	554,478

4,221	American International Group, (2), (7)	131,991

4,223	American Tower REIT Inc.	305,365

11,643	Annaly Capital Management Inc., (7)	202,937

5,114	AON PLC, (7)	251,609

874	Apartment Investment & Management Company, Class A	23,974

74,680	Bank of America Corporation	548,151

9,581	Bank of New York Company, Inc., (7)	203,884

5,256	BB&T Corporation, (7)	164,881

10,245	Berkshire Hathaway Inc., Class B, (2), (7)	869,186

2,324	Brown & Brown Inc.	58,658

2,735	Camden Property Trust, (7)	195,033

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Financials (continued)

7,537	Capital One Financial Corporation	$425,765

4,912	CIT Group Inc., (2)	179,386

23,344	Citigroup Inc.	633,323

3,315	Corporate Office Properties, (7)	73,792

9,113	Discover Financial Services	327,703

4,214	Duke Realty Corporation	60,934

1,985	Equity Residential, (7)	125,670

10,483	Fifth Third Bancorp.	144,875

1,335	First Citizens Bancshs Inc.	219,327

3,424	First Republic Bank of San Francisco, (2)	111,383

16,670	Genworth Financial Inc., Class A, (2), (7)	84,017

3,677	Goldman Sachs Group, Inc.	371,009

2,910	Hartford Financial Services Group, Inc., (7)	47,870

26,711	JP Morgan Chase & Co.	961,596

35,606	KeyCorp.	284,136

10,959	Loews Corporation	433,867

637	M&T Bank Corporation, (7)	54,680

409	Markel Corporation, (2)	176,713

5,773	Marsh & McLennan Companies, Inc.	191,721

9,852	MetLife, Inc.	303,146

2,464	Moody’s Corporation	99,866

11,317	Morgan Stanley	154,590

1,866	MSCI Inc., Class A Shares, (2)	61,858

4,885	PNC Financial Services Group, Inc.	288,704

1,739	Prudential Financial, Inc.	83,959

1,664	Public Storage, Inc.	247,853

2,858	Rayonier Inc.	136,298

3,659	Reinsurance Group of America Inc.	203,697

3,220	Simon Property Group, Inc.	516,778

9,309	SLM Corporation, (7)	148,851

1,311	SunTrust Banks, Inc., (7)	31,005

3,268	Taubman Centers Inc.	253,335

2,643	UDR Inc., (7)	70,330

5,043	Unum Group	95,262

2,812	Vornado Realty Trust	234,802

35,077	Wells Fargo & Company	1,185,953

20,131	Weyerhaeuser Company	470,059
	Total Financials	13,929,995
	Health Care – 19.6%

15,584	Abbott Laboratories, (7)	1,033,375

5,076	Agilent Technologies, Inc.	194,360

3,496	Alere Inc., (2)	65,970

1,268	Alexion Pharmaceuticals Inc., (2), (7)	132,950

4,178	Allergan, Inc.	342,888

10,440	AmerisourceBergen Corporation, (7)	414,468

130	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

8,670	Amgen Inc., (7)	$716,142

6,316	Baxter International, Inc.	369,549

3,391	Becton, Dickinson and Company, (7)	256,733

2,587	Biogen Idec Inc., (2)	377,262

2,396	Bio-Rad Laboratories Inc., (2)	230,519

22,301	Boston Scientific Corporation, (2)	115,296

11,150	Bristol-Myers Squibb Company, (7)	396,940

2,338	Bruker Biosciences Corporation	27,635

3,663	C. R. Bard, Inc.	356,263

9,602	Cardinal Health, Inc.	413,750

6,354	CareFusion Corporation, (2)	155,101

4,233	Celgene Corporation, (2)	289,791

4,139	Charles River Laboratories International, Inc., (2)	140,850

852	CIGNA Corporation	34,319

1,882	Cooper Companies, Inc., (7)	141,639

6,064	Covidien PLC	338,856

935	DENTSPLY International Inc.	33,978

1,213	Edwards Lifesciences Corporation, (2), (7)	122,756

11,897	Eli Lilly and Company	523,825

6,419	Endo Pharmaceuticals Holdings Inc., (2)	190,837

4,376	Forest Laboratories, Inc., (2)	146,815

1,273	Gen-Probe, Inc., (2)	105,264

7,496	Gilead Sciences, Inc., (2)	407,258

1,853	HCA Holdings Inc., (2)	49,067

2,907	Henry Schein Inc., (2)	217,473

5,756	Hill Rom Holdings Inc.	150,519

2,229	Hologic Inc., (2)	41,281

993	Hospira Inc., (2)	34,507

118	Intuitive Surgical, Inc., (2)	56,817

21,615	Johnson & Johnson, (7)	1,496,190

2,545	Life Technologies Corporation, (2)	111,675

4,618	McKesson HBOC Inc.	418,991

12,515	Medtronic, Inc.	493,341

22,611	Merck & Company Inc.	998,728

1,420	Mettler-Toledo International Inc., (2)	219,816

8,851	Mylan Laboratories Inc., (2), (7)	203,839

1,705	Myriad Genentics Inc., (2)	42,369

5,004	Patterson Companies, Inc., (7)	170,636

4,985	Perkinelmer Inc.	127,367

2,254	Perrigo Company	257,001

63,882	Pfizer Inc.	1,535,723

3,248	Saint Jude Medical Inc., (7)	121,345

4,117	Stryker Corporation, (7)	214,208

3,756	Techne Corporation	259,464

1,672	Teleflex Inc.	106,573

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

6,494	Thermo Fisher Scientific, Inc.	$361,521

1,440	Thoratec Corporation, (2)	49,406

757	United Therapeutics Corporation, (2)	41,468

1,150	UnitedHealth Group Incorporated	58,754

1,475	Varian Medical Systems, Inc., (2), (7)	80,506

3,158	Warner Chilcott Limited, (2)	53,686

2,091	Waters Corporation, (2)	162,011

2,804	Watson Pharmaceuticals Inc., (2)	218,235

2,381	Zimmer Holdings, Inc.	140,312
	Total Health Care	16,568,218
	Industrials – 10.7%

4,580	3M Co., (7)	417,833

5,433	Air Lease Corporation, (2), (7)	106,921

5,809	Alliant Techsystems Inc.	269,073

4,179	Boeing Company	308,870

1,610	Caterpillar Inc.	135,578

7,548	Cintas Corporation, (7)	299,127

13,842	Copart Inc., (2)	328,886

7,832	Corrections Corporation of America	243,419

8,776	Danaher Corporation, (7)	463,461

7,772	Delta Air Lines, Inc., (2)	75,000

961	Dover Corporation	52,346

1,679	Dun and Bradstreet Inc.	134,639

738	Engility Holdings Inc.	10,785

4,580	Equifax Inc.	214,527

12,635	Exelis Inc.	118,769

7,963	General Dynamics Corporation, (7)	505,173

60,163	General Electric Company	1,248,382

9,425	Hertz Global Holdings Inc., (2)	106,126

4,523	Honeywell International Inc.	262,560

651	IHS Inc., (2), (7)	71,786

1,130	Iron Mountain Inc.	36,397

4,432	L-3 Communications Holdings, Inc.	314,184

2,000	Lockheed Martin Corporation	178,540

4,244	Manpower Inc.	151,002

780	Navistar International Corporation, (2), (7)	19,188

2,835	Nielsen Holdings BV, (2)	80,798

5,561	Northrop Grumman Corporation, (7)	368,138

7,841	Raytheon Company, (7)	435,019

4,369	Robert Half International Inc.	118,007

1,673	Roper Industries Inc.	166,380

1,373	Ryder System, Inc.	54,151

2,057	Towers Watson & Company, Class A Shares	120,602

537	TransDigm Group Inc., (2)	66,244

9,289	Tyco International Ltd.	510,338

132	Nuveen Investments

Shares	Description (1)	Value

	Industrials (continued)

460	Union Pacific Corporation	$56,401

3,109	United Parcel Service, Inc., Class B, (7)	235,071

4,248	United Technologies Corporation, (7)	316,221

8,557	Verisk Analytics Inc, Class A Shares, (2)	429,989
	Total Industrials	9,029,931
	Information Technology – 26.1%

5,881	Accenture Limited	354,624

364	Akamai Technologies, Inc., (2)	12,806

2,196	Altera Corporation, (7)	77,848

6,663	Amphenol Corporation, Class A	392,317

178	Analog Devices, Inc., (7)	6,956

5,998	Apple, Inc., (2)	3,663,338

22,012	Applied Materials, Inc., (7)	239,711

6,253	Arrow Electronics, Inc., (2)	211,039

5,277	Automatic Data Processing, Inc., (7)	298,414

9,800	Avnet Inc., (2)	308,700

26,257	AVX Group	255,743

7,455	Booz Allen Hamilton Holding, (7)	129,941

5,195	Broadcom Corporation, Class A, (2)	176,007

5,652	Broadridge Financial Solutions, Inc.	119,653

4,521	CA Inc.	108,820

35,360	Cisco Systems, Inc.	563,992

3,597	Cognizant Technology Solutions Corporation, Class A, (2)	204,202

1,024	Computer Sciences Corporation	25,211

10,744	CoreLogic Inc., (2)	247,112

27,129	Corning Incorporated, (7)	309,542

9,813	Dell Inc., (2)	116,578

2,165	Dolby Laboratories, Inc., (2)	76,316

4,304	DST Systems Inc.	231,986

7,585	eBay Inc., (2)	336,016

5,015	Echostar Holding Corproation, Class A, (2)	144,432

12,466	EMC Corporation, (2), (7)	326,734

2,897	Fairchild Semiconductor International Inc., Class A, (2), (7)	40,152

6,690	Fidelity National Information Services	210,334

5,504	Fiserv, Inc., (2), (7)	385,996

1,245	FleetCor Technologies Inc., (7)	45,965

6,067	FLIR Systems Inc.	124,070

5,310	Freescale Semiconductor, Inc., (2), (7)	56,658

2,039	Gartner Inc.	90,511

1,116	Global Payments Inc.	47,787

1,557	Google Inc., Class A, (2)	985,534

2,220	Harris Corporation	92,463

16,208	Hewlett-Packard Company	295,634

3,568	IAC/InterActiveCorp.	187,712

11,112	Ingram Micro, Inc., Class A, (2)	166,569

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Information Technology (continued)

43,030	Intel Corporation, (7)	$1,105,871

8,264	International Business Machines Corporation (IBM)	1,619,579

3,322	International Rectifier Corporation, (2), (7)	56,607

2,203	Itron Inc., (2)	85,851

10,788	Jabil Circuit Inc.	234,100

9,090	JDS Uniphase Corporation, (2)	89,446

3,910	Juniper Networks Inc., (2), (7)	68,542

1,104	KLA-Tencor Corporation	56,205

3,658	Linear Technology Corporation, (7)	117,971

631	MasterCard, Inc.	275,476

2,023	Maxim Integrated Products, Inc.	55,086

6,532	Micron Technology, Inc., (2)	40,564

42,024	Microsoft Corporation	1,238,447

10,717	Motorola Solutions Inc.	518,060

4,273	NCR Corporation, (2)	99,646

640	NetApp, Inc., (2)	20,909

2,543	NeuStar, Inc., (2), (7)	90,048

8,099	NVIDIA Corporation, (2), (7)	109,660

5,314	ON Semiconductor Corporation, (2)	36,879

17,496	Oracle Corporation	528,379

4,221	Paychex, Inc., (7)	137,984

2,558	Polycom Inc., (2)	22,357

15,181	QUALCOMM, Inc.	906,002

19,187	SAIC, Inc., (7)	221,994

3,621	SanDisk Corporation, (2), (7)	148,932

5,656	SunPower Corporation, (2), (7)	22,172

1,042	Symantec Corporation, (2)	16,412

11,701	TE Connectivity Limited	386,250

1,418	Tech Data Corporation, (2)	71,042

51,956	Tellabs Inc.	170,935

1,114	Teradata Corporation, (2), (7)	75,329

12,904	Texas Instruments Incorporated, (7)	351,505

6,695	Total System Services Inc.	158,337

3,006	Trimble Navigation Limited, (2)	133,046

3,296	VeriSign, Inc., (2)	146,408

2,533	Visa Inc., (7)	326,934

5,663	Vishay Intertechnology Inc., (2)	55,894

2,581	Western Digital Corporation, (2)	102,646

4,668	Western Union Company, (7)	81,363

18,611	Xerox Corporation	128,974

1,742	Xilinx, Inc.	56,441

11,908	Yahoo! Inc., (2)	188,623

2,084	Zebra Technologies Corporation, Class A, (2)	71,981
	Total Information Technology	22,096,310

134	Nuveen Investments

Shares	Description (1)					Value

	Materials – 0.6%

3,474	Dow Chemical Company, (7)					$99,982

2,025	E.I. Du Pont de Nemours and Company, (7)					100,643

4,927	Freeport-McMoRan Copper & Gold, Inc.					165,892

1,359	Newmont Mining Corporation					60,433

902	Praxair, Inc.					93,591
	Total Materials					520,541
	Telecommunication Services – 3.7%

41,564	AT&T Inc., (7)					1,576,107

5,929	CenturyLink Inc., (7)					246,291

11,374	Sprint Nextel Corporation, (2)					49,591

2,038	Telephone and Data Systems Inc.					49,381

12,724	TW Telecom Inc., (2)					319,752

20,476	Verizon Communications Inc.					924,285
	Total Telecommunication Services					3,165,407
	Total Common Stocks (cost $74,050,707)					82,020,333

Shares	Description (1)					Value
	WARRANTS – 0.0%

2,465	Kinder Morgan Inc., Uncovered Equity Options Warrant, (2)					$7,273
	Total Warrants (cost $4,696)					7,273

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 35.3%

	Money Market Funds – 35.3%

29,903,204	Mount Vernon Securities Lending Prime Portfolio, 0.276%, (4), (5)					$29,903,204
	Total Investments Purchased with Collateral From Securities Lending (cost $29,903,204)					29,903,204

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.4%

	Money Market Funds – 3.0%

2,550,040	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$2,550,040
	U.S. Government and Agency Obligations – 0.4%

$350	U.S. Treasury Bill, (6)	0.070%		9/20/12	Aaa	349,966
	Total Short-Term Investments (cost $2,899,999)					2,900,006
	Total Investments (cost $106,858,606) – 135.5%					114,830,816
	Other Assets Less Liabilities – (35.5)%					(30,110,830)
	Net Assets – 100%					$84,719,986

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$82,020,333	$—	$—	$82,020,333
Warrants	7,273	—	—	7,273
Investments Purchased with Collateral from Securities Lending	$29,903,204	—	—	29,903,204
Short-Term Investments:
Money Market Funds	2,530,040	—	—	2,530,040
U.S. Government & Agency Obligations	—	349,966	—	349,966
Total	$114,480,850	$349,966	$—	$114,830,816
The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $107,823,328.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,554,898
Depreciation	(3,547,410)
Net unrealized appreciation (depreciation) of investments	$7,007,488

136	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(7)	Investment, or a portion of investment, is out on loan for securities lending.

N/A	Not applicable

REIT	Real Estate Investment Trust

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund

July 31, 2012

Shares	Description (1)					Value

	EXCHANGE-TRADED FUNDS – 25.1%

10,000	Global X FTSE Colombia 20 ETF					$206,500

5,000	I-Shares 10+ Year Credit Bond Fund					316,250

53,000	iShares Barclays 1-3 Year Credit Bond Fund					5,579,840

5,000	iShares Barclays Mortgage-Backed Securities Bond Fund					545,250

307,000	I-Shares FTSE NAREIT Mortgage Plus Capped Index Fund					4,528,250

100,000	I-Shares I-Boxx High Yield Corporate Bond Fund					9,170,000

20,000	iShares MSCI Brazil Index Fund					1,049,000

132,000	iShares MSCI Malaysia Index Fund					1,902,120

26,000	I-Shares S&P National Municipal Bond Fund					2,913,872

39,000	iShares S&P Short Term National AMT-Free Bond Fund					4,178,850

342,000	Market Vectors Emerging Markets Local Currency Bond ETF					8,926,200

27,000	Market Vectors Gold Miners ETF					1,155,060

100,000	Market Vectors Russia ETF					2,645,000

4,000	PowerShares DB Gold Fund, (2)					222,480

86,000	PowerShares Senior Loan Portfolio					2,113,020

47,100	S&P 500					6,486,141

140,000	SPDR Barclays Capital High Yield Bond Fund					5,583,200

27,500	SPDR Standard & Poor’s Emerging Markets Dividend ETF					1,186,625

30,000	SPDR Standard and Poor’s International Dividend ETF					1,283,700
	Total Exchange-Traded Funds (cost $59,085,804)					59,991,358

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SOVEREIGN DEBT – 0.3%

$750	United Mexican States	5.875%		1/15/14	Baa1	$799,125
$750	Total Sovereign Debt (cost $797,826)					799,125

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.6%

$7,800	U.S. Treasury Bonds	4.500%		8/15/39	Aaa	$10,932,184
$7,800	Total U.S. Government and Agency Obligations (cost $9,308,730)					10,932,184

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 66.8%

	Money Market Funds – 57.5%

137,291,186	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$137,291,186
	U.S. Government and Agency Obligations – 9.3%

$1,200	U.S. Treasury Bill, (5)	0.108%		8/23/2012	Aaa	1,199,962

15,000	U.S. Treasury Bill, (5)	0.123%		9/13/2012	Aaa	14,998,740

6,100	U.S. Treasury Bill, (5)	0.123%		9/20/2012	Aaa	6,099,408
$22,300	Total U.S. Government and Agency Obligations					22,298,110
	Total Short-Term Investments (cost $159,587,841)					159,589,296
	Total Investments (cost $228,780,201) – 96.8%					231,311,963
	Other Assets Less Liabilities – 3.2% (6)					7,657,501
	Net Assets – 100%					$238,969,464

138	Nuveen Investments

Investments in Derivatives at July 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	48	8/12	$3,838,866	$78,305
Australian 10-Year Bond	Long	205	9/12	20,895,966	45,997
Australian Dollar Currency	Short	(35)	9/12	(3,663,800)	(190,448)
CBOE VIX Index	Long	35	8/12	696,500	24,378
DAX Index	Short	(18)	9/12	(3,756,183)	(359,670)
Dollar Index	Long	105	9/12	8,684,551	(19,327)
E-Mini MSCI Emerging Markets Index	Long	81	9/12	3,829,275	178,026
Hang Seng Index	Short	(36)	9/12	(4,575,960)	(217,935)
H-Shares Index	Long	67	10/12	4,166,170	188,437
Mexican Bolsa Index	Short	(92)	9/12	(2,827,347)	(233,502)
Mexican Peso	Long	28	9/12	1,046,850	57,282
NASDAQ 100 E-Mini	Short	(147)	9/12	(7,751,310)	(212,373)
Russell 2000 Mini Index	Short	(167)	9/12	(13,102,820)	(324,335)
S&P 500 Index	Long	167	9/12	11,477,910	454,188
FTSE 100 Index	Long	12	9/12	1,054,718	27,816
SET50 Index	Short	(153)	9/12	(3,995,891)	(156,964)
SPI 200	Long	34	9/12	3,775,812	163,057
					$(497,068)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$59,991,358	$—	$—	$59,991,358
Sovereign Debt	—	799,125	—	799,125
U.S. Government & Agency Obligations	—	10,932,184	—	10,932,184
Short-Term Investments:
Money Market Funds	137,291,186	—	—	137,291,186
U.S. Government and Agency Obligations	—	22,298,110	—	22,298,110
Derivatives:
Futures Contracts*	(497,068)	—	—	(497,068)
Total	$196,785,476	$34,029,419	$—	$230,814,895

*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

July 31, 2012

funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$1,217,486	Payable for variation margin on futures contracts*	$(1,524,106)
Foreign Currency Exchange Rate	Futures Contracts	—	—	Payable for variation margin on futures contracts*	(190,448)
Total			$1,217,486		$(1,714,554)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $228,823,009.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,425,724
Depreciation	(936,770)
Net unrealized appreciation (depreciation) of investments	$2,488,954

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at July 31, 2012.

N/A	Not applicable

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipts

140	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Consumer Discretionary – 18.8%

66,795	Amazon.com, Inc., (2), (3)	$15,583,274

27,014	AutoZone, Inc., (2)	10,136,463

66,108	BorgWarner Inc., (2), (3)	4,435,847

80,478	Coach, Inc.	3,969,980

155,395	Dollar Tree Stores Inc., (2)	7,822,584

152,479	GNC Holdings Inc., Class A	5,875,016

86,271	Lululemon Athletica Inc., (2), (3)	4,872,586

136,878	PetSmart Inc., (3)	9,049,005

20,768	Priceline.com Incorporated, (2), (3)	13,743,016

52,563	Ralph Lauren Corporation	7,586,943

161,817	Starbucks Corporation	7,327,074

218,010	TJX Companies, Inc.	9,653,483

131,890	YUM! Brands, Inc.	8,551,748
	Total Consumer Discretionary	108,607,019
	Consumer Staples – 10.6%

186,974	Coca-Cola Company, (3)	15,107,499

109,409	Costco Wholesale Corporation	10,522,958

134,214	Estee Lauder Companies Inc., Class A, (3)	7,030,129

92,007	Mead Johnson Nutrition Company, Class A Shares, (3)	6,712,831

129,538	Monster Beverage Corporation, (2)	8,610,391

146,701	Whole Foods Market, Inc.	13,464,218
	Total Consumer Staples	61,448,026
	Energy – 3.0%

36,262	Concho Resources Inc., (2)	3,091,336

69,708	National-Oilwell Varco Inc.	5,039,888

35,571	Pioneer Natural Resources Company, (3)	3,152,658

88,178	Schlumberger Limited	6,283,564
	Total Energy	17,567,446
	Financials – 3.9%

132,027	American Express Company	7,619,278

201,230	American Tower REIT Inc.	14,550,941
	Total Financials	22,170,219
	Health Care – 14.1%

184,319	Agilent Technologies, Inc.	7,057,575

74,977	Alexion Pharmaceuticals Inc., (2), (3)	7,861,338

116,688	Allergan, Inc.	9,576,584

111,564	Cerner Corporation, (2), (3)	8,246,811

159,307	Express Scripts, Holding Company, (2)	9,230,248

153,326	Gilead Sciences, Inc., (2)	8,330,202

74,841	Idexx Labs Inc., (2), (3)	6,598,731

84,267	McKesson HBOC Inc.	7,645,545

27,098	Mettler-Toledo International Inc., (2)	4,194,770

80,049	Perrigo Company, (3)	9,127,187

79,716	Vertex Pharmaceuticals Inc., (2)	3,867,023
	Total Health Care	81,736,014

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Industrials – 10.0%

93,840	Boeing Company	$6,935,714

83,075	Cummins Inc.	7,966,893

196,219	Danaher Corporation, (3)	10,362,325

86,016	Graco Inc.	3,946,414

86,050	J.B. Hunt Transports Serives Inc., (3)	4,734,471

109,650	Kansas City Southern Industries	7,982,520

47,571	Precision Castparts Corporation	7,400,145

40,900	W.W. Grainger, Inc., (3)	8,377,547
	Total Industrials	57,706,029
	Information Technology – 34.2%

165,238	Accenture Limited	9,963,851

101,593	Apple, Inc., (2)	62,048,941

77,864	Citrix Systems	5,659,156

129,250	eBay Inc., (2)	5,725,775

142,296	EMC Corporation, (2), (3)	3,729,578

24,628	Google Inc., Class A, (2)	15,588,785

108,921	International Business Machines Corporation (IBM)	21,346,338

46,282	LinkedIn Corporation, Class A Shares, (2), (3)	4,750,847

38,512	MasterCard, Inc., Class A	16,813,184

85,935	NetSuite Inc., (2), (3)	4,755,643

216,464	QUALCOMM, Inc.	12,918,572

78,150	Rackspace Hosting Inc., (2), (3)	3,429,222

90,323	Red Hat, Inc., (2), (3)	4,846,732

32,731	Salesforce.com, Inc., (2), (3)	4,070,427

109,389	Teradata Corporation, (2), (3)	7,396,884

89,567	Visa Inc., (3)	11,560,413

33,740	VMware Inc., Class A, (3)	3,062,242
	Total Information Technology	197,666,590
	Materials – 2.0%

137,130	Monsanto Company	11,741,069
	Total Common Stocks (cost $411,878,769)	558,642,412

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 22.0%

	Money Market Funds – 22.0%

127,123,436	Mount Vernon Securities Lending Prime Portfolio, 0.270% (4), (5)	$127,123,436
	Total Investments Purchased with Collateral from Securities Lending (cost $127,123,436)	127,123,436

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

12,752,458	First American Treasury Obligations Fund, Class Z, 0.000% (4)	$12,752,458
	Total Short-Term Investments (cost $12,752,458)	12,752,458
	Total Investments (cost $551,754,663) – 120.8%	698,518,306
	Other Assets Less Liabilities – (20.8)%	(120,328,154)
	Net Assets – 100%	$578,190,152

142	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$558,642,412	$—	$—	$558,642,412
Investments Purchased with Collateral from Securities Lending	127,123,436	—	—	127,123,436
Short-Term Investments:
Money Market Funds	12,752,458	—	—	12,752,458
Total	$698,518,306	$—	$—	$698,518,306

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

July 31, 2012

At July 31, 2012, the cost of investments was $554,747,146.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$155,567,677
Depreciation	(11,796,517)
Net unrealized appreciation (depreciation) of investments	$143,771,160

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

144	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Consumer Discretionary – 22.1%

51,952	AutoZone, Inc., (2)	$19,493,949

288,838	Bed Bath and Beyond Inc., (2)	17,604,676

121,437	BorgWarner Inc., (2), (3)	8,148,423

19,349	Chipotle Mexican Grill, Class A, (2), (3)	5,656,293

334,322	Dick’s Sporting Goods Inc., (3)	16,421,897

467,098	Dollar Tree Stores Inc., (2)	23,513,713

534,761	GNC Holdings Inc. Class A,	20,604,341

173,392	Lululemon Athletica Inc., (2), (3)	9,793,180

175,442	Michael Kors Holdings Limited, (2)	7,244,000

323,281	PetSmart Inc.	21,372,107

165,927	Polaris Industries Inc., (3)	12,471,073

18,697	Priceline.com Incorporated, (2), (3)	12,372,553

59,663	Ralph Lauren Corporation	8,611,757

232,138	Ross Stores, Inc.	15,423,249

309,148	Starwood Hotels & Resorts Worldwide, Inc.	16,740,364

203,262	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	17,252,879

175,402	Under Armour, Inc., (3)	9,548,885
	Total Consumer Discretionary	242,273,339
	Consumer Staples – 6.0%

127,884	Fresh Market Inc., (3)	7,531,089

129,372	Hain Celestial Group Inc., (2)	7,204,727

190,130	Mead Johnson Nutrition Company, Class A Shares	13,871,885

306,018	Monster Beverage Corporation, (2)	20,341,016

188,547	Whole Foods Market, Inc.	17,304,844
	Total Consumer Staples	66,253,561
	Energy – 5.8%

509,509	Cobalt International Energy, Inc., (2)	12,788,676

155,037	Core Laboratories NV, (3)	17,295,928

384,370	Oceaneering International Inc.	19,868,085

151,120	Pioneer Natural Resources Company, (3)	13,393,766
	Total Energy	63,346,455
	Financials – 5.5%

126,977	Affiliated Managers Group Inc., (2)	14,169,363

282,316	Digital Realty Trust Inc., (3)	22,040,410

297,496	Discover Financial Services	10,697,956

228,651	Marketaxess, (3)	6,909,833

171,304	Zilow Inc, (2), (3)	6,451,309
	Total Financials	60,268,871
	Health Care – 16.7%

228,592	Alexion Pharmaceuticals Inc., (2), (3)	23,967,871

119,347	AthenaHealth Inc., (2), (3)	10,920,251

112,743	Catamaran Corporation	9,527,911

181,009	Cepheid, Inc., (2), (3)	5,799,528

341,690	Cerner Corporation, (2), (3)	25,257,725

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

177,358	Edwards Lifesciences Corporation, (2), (3)	$17,948,630

213,018	Idexx Labs Inc., (2), (3)	18,781,797

110,646	Medivation, Inc., (2), (3)	11,031,406

158,901	Perrigo Company, (3)	18,117,892

127,056	Regeneron Pharmaceuticals, Inc., (2), (3)	17,108,090

403,650	ResMed Inc., (3)	12,739,194

253,237	Vertex Pharmaceuticals Inc., (2)	12,284,527
	Total Health Care	183,484,822
	Industrials – 17.2%

526,090	Ametek Inc.	16,308,790

264,393	Graco Inc.	12,130,351

420,684	Hexcel Corporation, (2), (3)	9,797,730

130,597	IHS Inc., (2), (3)	14,400,931

305,393	J.B. Hunt Transports Serives Inc., (3)	16,802,723

207,587	Kansas City Southern Industries	15,112,334

236,080	MSC Industrial Direct Inc., Class A	16,225,778

135,568	Nordson Corporation, (3)	6,949,216

181,207	Roper Industries Inc.	18,021,036

188,995	Ryanair Holdings PLC	5,567,793

161,906	TransDigm Group Inc., (2)	19,972,724

410,134	Verisk Analytics Inc, Class A Shares, (2)	20,609,234

205,486	Wabtec Corporation	16,270,381
	Total Industrials	188,169,021
	Information Technology – 19.5%

342,745	Amphenol Corporation, Class A, (3)	20,180,826

244,103	Ansys Inc., (2), (3)	14,636,416

216,634	Citrix Systems	15,744,959

125,790	CommVault Systems, Inc., (2), (3)	6,103,331

360,373	Cornerstone OnDemand Inc., (2), (3)	8,569,670

99,212	Equinix Inc., (2), (3)	17,677,594

188,562	FleetCor Technologies Inc., (3)	6,961,709

129,085	LinkedIn Corporation, Class A Shares, (2), (3)	13,250,575

314,793	Micros Systems, Inc., (2), (3)	15,028,218

155,897	NetSuite Inc., (2), (3)	8,627,340

16,374	Palo Alto Networks, Incorporated	935,610

214,409	Rackspace Hosting Inc., (2), (3)	9,408,267

318,626	Red Hat, Inc., (2)	17,097,471

75,337	Splunk Inc.	2,214,908

286,974	Teradata Corporation, (2), (3)	19,405,182

256,041	Trimble Navigation Limited, (2)	11,332,375

147,327	Wright Express Corporation, (2), (3)	9,484,912

506,038	Xilinx, Inc., (3)	16,395,631
	Total Information Technology	213,054,994

146	Nuveen Investments

Shares	Description (1)	Value
	Materials – 3.5%

187,236	Airgas, Inc.	$14,851,560

138,890	Albemarle Corporation	8,086,176

280,772	FMC Corporation	15,358,228
	Total Materials	38,295,964
	Telecommunication Services – 2.4%

439,963	SBA Communications Corporation, (2), (3)	25,984,214
	Total Common Stocks (cost $887,303,282)	1,081,131,241

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 36.6%

	Money Market Funds – 36.6%

400,734,223	Mount Vernon Securities Lending Prime Portfolio, 0.270% (4), (5)	$400,734,223
	Total Investments Purchased with Collateral from Securities Lending (cost $400,734,223)	400,734,223

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

21,322,530	First American Treasury Obligations Fund, Class Z, 0.000% (4)	$21,322,530
	Total Short-Term Investments (cost $21,322,530)	21,322,530
	Total Investments (cost $1,309,360,035) – 137.2%	1,503,187,994
	Other Assets Less Liabilities – (37.2)%	(407,314,421)
	Net Assets – 100%	$1,095,873,573

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,081,131,241	$—	$—	$1,081,131,241
Investments Purchased with Collateral from Securities Lending	400,734,223	—	—	400,734,223
Short-Term Investments:
Money Market Funds	21,322,530	—	—	21,322,530
Total	$1,503,187,994	$—	$—	$1,503,187,994

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

July 31, 2012

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,309,690,439.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$215,144,539
Depreciation	(21,646,984)
Net unrealized appreciation (depreciation) of investments	$193,497,555

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

148	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund

July 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Consumer Discretionary – 14.1%

52,898	Ann Inc., (2), (3)	$1,432,478

75,469	Ascena Retail Group Inc., (2)	1,384,101

65,744	Brunswick Corporation, (3)	1,445,711

122,280	Caribou Coffee Company, Inc., (3)	1,390,324

32,089	Coinstar Inc., (2), (3)	1,523,907

87,458	Crocs, Inc., (2)	1,342,480

73,926	hhgregg Inc., (2), (3)	508,611

53,780	Mens Wearhouse Inc.	1,465,505

34,835	Penske Auto Group, Inc., (3)	832,557

93,235	Texas Roadhouse, Inc., (3)	1,613,898
	Total Consumer Discretionary	12,939,572
	Consumer Staples – 1.5%

24,431	Treehouse Foods Inc., (2)	1,367,892
	Energy – 5.9%

23,403	Dril Quip Inc., (3)	1,715,674

48,672	Energy XXI Limited Bermuda, (3)	1,517,593

92,811	Midstates Petroleum Co Inc. (2)	790,750

53,543	Oasis Petroleum Inc., (2), (3)	1,401,756
	Total Energy	5,425,773
	Financials – 8.0%

73,409	Cathay General Bancorp.	1,188,492

56,255	East West Bancorp Inc.	1,226,359

46,495	Evercore Partners Inc.	1,077,289

41,351	EZCORP, Inc.	930,398

54,652	Home Bancshares, Inc., (3)	1,647,758

41,478	Stifel Financial Corporation, (3)	1,248,488
	Total Financials	7,318,784
	Health Care – 23.7%

44,065	Align Technology, Inc., (2), (3)	1,496,447

74,380	Alkermes Inc., (2), (3)	1,382,724

10,603	AthenaHealth Inc., (2), (3)	970,175

27,145	Cepheid, Inc., (2), (3)	869,726

31,245	Cubist Pharmaceuticals Inc., (3)	1,345,410

23,236	Haemonetics Corporation, (3)	1,670,901

74,491	HealthSouth Corporation, (3)	1,668,598

47,280	HMS Holdings Corporation, (2), (3)	1,626,905

19,381	ICU Medical, Inc., (2), (3)	1,033,589

46,494	Idenix Pharmaceuticals Inc., (2), (3)	470,984

26,587	Immunogen, Inc., (2), (3)	429,114

87,648	Impax Laboratories Inc., (2), (3)	1,947,539

18,940	Incyte Pharmaceuticals Inc., (2), (3)	473,311

24,143	IPC The Hospitalist Company, Inc., (2)	1,038,149

4,977	Medivation, Inc., (2), (3)	496,207

57,447	NuVasive, Inc., (2)	1,200,068

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

July 31, 2012

Shares	Description (1)	Value

	Health Care (continued)

7,931	Onyx Pharmaceuticals Inc.	$594,587

11,381	Pharmacyclics, Inc., (3)	605,583

67,705	PSS World Medical Inc., (2), (3)	1,414,357

22,151	Theravance Inc., (2), (3)	645,259

17,909	Vivus, Inc., (3)	376,626
	Total Health Care	21,756,259
	Industrials – 18.0%

46,660	Actuant Corporation	1,327,944

24,653	Acuity Brands Inc., (3)	1,428,395

35,732	Alaska Air Group, Inc.	1,245,260

51,346	ESCO Technologies Inc., (3)	1,848,969

41,385	General Cable Corporation	1,081,390

101,573	Interface, Inc.	1,346,858

84,415	MasTec Inc., (2), (3)	1,347,263

69,506	MYR Group Inc., (2)	1,134,338

121,761	Orbital Sciences Corporation, (2), (3)	1,595,069

52,003	Tetra Tech, Inc., (2)	1,336,997

79,213	TrueBlue Inc., (2), (3)	1,205,622

48,736	Woodward Governor Company, (3)	1,636,068
	Total Industrials	16,534,173
	Information Technology – 23.0%

60,344	ADTRAN, Inc., (3)	1,302,224

58,696	Advent Software Inc., (2), (3)	1,335,921

107,655	Aruba Networks, Inc., (3)	1,526,548

84,208	Fabrinet, (2), (3)	1,118,282

31,736	IPG Photonics Corporation, (2), (3)	1,644,877

99,440	IXIA, (2), (3)	1,541,320

143,777	JDS Uniphase Corporation, (2)	1,414,766

53,483	Kenexa Corporation, (3)	1,273,430

47,469	MKS Instruments Inc.	1,253,182

52,866	National Instruments Corporation, (3)	1,366,057

110,876	Perficient, Inc., (2)	1,473,542

160,479	Photronics Inc., (2), (3)	938,802

32,838	Plantronics Inc., (3)	1,077,743

67,691	Semtech Corporation, (3)	1,617,138

83,985	Teradyne Inc., (2), (3)	1,235,419

591,081	VideoPropulsion Inc., (2), (4)	—

45,046	Volterra Semiconductor Corporation	1,035,155
	Total Information Technology	21,154,406
	Materials – 1.5%

45,267	H.B. Fuller Company, (3)	1,322,700
	Total Common Stocks (cost $80,812,589)	87,819,559

150	Nuveen Investments

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 46.8%

	Money Market Funds – 46.8%

42,966,137	Mount Vernon Securities Lending Prime Portfolio, 0.270% (5), (6)	$42,966,137
	Total Investments Purchased with Collateral from Securities Lending (cost $42,966,137)	42,966,137

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.7%

	Money Market Funds – 3.7%

3,402,395	First American Treasury Obligations Fund, Class Z, 0.000% (5)	$3,402,395
	Total Short-Term Investments (cost $3,402,395)	3,402,395
	Total Investments (cost $127,181,121) – 146.2%	134,188,091
	Other Assets Less Liabilities – (46.2)%	(42,405,043)
	Net Assets – 100%	$91,783,048

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$87,819,559	$—	$—	*	$87,819,559
Investments Purchased with Collateral from Securities Lending	42,966,137	—	—		42,966,137
Short-Term Investments:
Money Market Funds	3,402,395	—	—		3,402,395
Total	$134,188,091	$—	$—	*	$134,188,091
*	Level 3 security has a market value of zero.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

July 31, 2012

maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $128,552,892.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,078,842
Depreciation	(5,443,643)
Net unrealized appreciation (depreciation) of investments	$5,635,199

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of July 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

152	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2012